                As filed with the Securities and Exchange Commission
                                on  January  29, 1999

                                                       Registration No. 811-7384
--------------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                              --------------------------

                                      FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                    PRE-EFFECTIVE AMENDMENT NO. ____                      [ ]
                    POST-EFFECTIVE AMENDMENT NO. ___                      [ ]

                                        AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                                   AMENDMENT NO. 15

                             ----------------------------

                         NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
                (Exact name of registrant as specified in its charter)

                              --------------------------

                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
            (Address, including zip code, of Principal Executive Offices)

                             ---------------------------

                                  ARTHUR E. NICHOLAS
                      C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
                       (name and address of agent for service)

                                       COPY TO:

                                   CHARLES H. FIELD
                        NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                            600 WEST BROADWAY, SUITE 2900
                             SAN DIEGO, CALIFORNIA 92101

Approximate date of Proposed Public Offering: As soon as practicable after this Registration Statement is declared effective.

Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, the Registrant hereby elects to register an indefinite number of shares of beneficial interest.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 9(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                   N I C H O L A S-A P P L E G A T E-REGISTERED
                                   TRADEMARK-

                                   INSTITUTIONAL FUNDS PROSPECTUS
                                   Institutional Shares
                                   ________, 1999

                                   GLOBAL FUNDS
                                   Global Blue Chip
                                   International Core Growth
                                   Worldwide Growth
                                   International Small Cap Growth
                                   Global Growth & Income
                                   Emerging Countries
                                   Pacific Rim
                                   Greater China
        [GRAPHIC]                  Latin America
                                   Global Technology

                                   US FUNDS
                                   Large Cap Growth
                                   Mid Cap Growth
                                   Value
                                   Small Cap Growth
                                   Mini Cap Growth
                                   Convertible

                                   FIXED INCOME FUNDS
                                   Short-Intermediate
                                   High Quality Bond
                                   High Yield Bond

                                   AS WITH ALL MUTUAL FUNDS, THE SECURITIES
                                   AND EXCHANGE COMMISSION DOESN'T
                                   GUARANTEE THAT THE INFORMATION IN THIS
                                   PROSPECTUS IS ACCURATE OR COMPLETE, NOR
                                   HAS IT APPROVED OR DISAPPROVED THESE
                                   SECURITIES. IT IS A CRIMINAL OFFENSE TO
                                   STATE OTHERWISE.

2
   TABLE OF CONTENTS
                             OVERVIEW                                          3
--------------------------------------------------------------------------------
A FUND BY FUND LOOK AT GOALS,
STRATEGIES, RISKS, AND HISTORICAL
PERFORMANCE.
                             GLOBAL FUNDS
                              Global Blue Chip                                 4
                              International Core Growth                        6
                              Worldwide Growth                                 8
                              International Small Cap Growth                  10
                              Global Growth & Income                          12
                              Emerging Countries                              14
                              Pacific Rim                                     16
                              Greater China                                   18
                              Latin America                                   20
                              Global Technology                               22
                             US FUNDS
                              Large Cap Growth                                24
                              Mid Cap Growth                                  26
                              Value                                           28
                              Small Cap Growth                                30
                              Mini Cap Growth                                 32
                              Convertible                                     34
                             FIXED INCOME FUNDS
                              Short Intermediate                              36
                              High Quality Bond                               38
                              High Yield Bond                                 40
--------------------------------------------------------------------------------
POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY
FUND.
                             SIMPLIFIED ACCOUNT INFORMATION
                              Opening an Account                              42
                              Buying Shares                                   42
                              Selling Shares                                  43
                              Signature Guarantees                            44
                              Exchanging Shares                               44
                             YOUR ACCOUNT
                              Transaction Policies                            45
                              Features and Account Policies                   45
--------------------------------------------------------------------------------
FURTHER INFORMATION THAT APPLIES
TO THE FUNDS AS A GROUP.
                             ORGANIZATION AND MANAGEMENT
                              Investment Adviser                              47
                              Investment Adviser Compensation                 47
                              Portfolio Turnover                              47
                              Portfolio Trades                                47
                              Portfolio Teams                                 48
                             RISKS AND OTHER INFORMATION                      51
                             FINANCIAL HIGHLIGHTS                             58
                             PRIOR PERFORMANCE OF CERTAIN FUNDS               62
                             FOR MORE INFORMATION                     Back Cover

   OVERVIEW

[GRAPHIC]FUND INFORMATION
CONCISE FUND DESCRIPTIONS BEGIN ON THE NEXT PAGE. EACH DESCRIPTION PROVIDES THE FOLLOWING INFORMATION:

[GRAPHIC]GOAL AND STRATEGY
The Fund's particular investment goal and the principal strategy the Fund intends to use in pursuing its goal.

[GRAPHIC]INVESTMENTS
The primary types of securities in which the Fund invests. Additional investments are described in "Risks and Other Information" at the end of the prospectus and in the Statement of Additional Information.

[GRAPHIC]PORTFOLIO MANAGEMENT
The individuals who manage the Fund.

[GRAPHIC]PRIMARY RISKS
The primary risk factors associated with the Fund. Additional risks are also described in "Risks and Other Information" at the end of the prospectus and in the Statement of Additional Information.

[GRAPHIC]PAST PERFORMANCE
The Fund's year by year total returns and average returns over time.

[GRAPHIC]INVESTOR EXPENSES
The overall costs borne by an investor in a Fund, including annual expenses.

GOAL OF THE NICHOLAS-APPLEGATE
INSTITUTIONAL FUNDS
The Nicholas-Applegate Institutional Funds (the Trust) are designed to provide investors with a well-rounded investment program by offering investors various portfolios each with different investment goals and strategies (each a Fund). Shares of each Fund represent interests in a portfolio of an open-end management investment company (a mutual fund).

Each Fund has its own strategy and has its own profile. Because you could lose money by investing in these Funds, be sure to read all risk disclosures carefully before investing.

WHO MAY WANT TO INVEST IN THE EQUITY FUNDS
/ / those investing for retirement or other long-term goals
/ / those who want higher potential for gain and are willing to accept higher risks associated with investing in stocks of U.S and foreign companies
/ / those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE
EQUITY FUNDS
/ / those who are investing with a shorter time frame
/ / those who are uncomfortable with an investment that will go up and down in value
/ / those who are unable to accept the special risks associated with foreign investing

WHO MAY WANT TO INVEST IN THE FIXED
INCOME FUNDS
/ / those who are investing for retirement or other long-term goals / / those who desire current income
/ / those who want a high level of liquidity
/ / those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE FIXED
INCOME FUNDS
/ / those who are investing with a shorter time frame
/ / those who are uncomfortable with an investment that will go up and down in value

RISKS OF MUTUAL FUNDS
The Funds cannot guarantee that they will meet their specific goals. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

4

   GLOBAL BLUE CHIP FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, it invests globally in companies with large stock market capitalizations. Generally, these companies have an established history of earnings, easy access to credit, good industry position, and a reputation as a global leader in their industry.

In managing its portfolio, the Fund's Investment Adviser uses a bottom-up analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

[GRAPHIC]INVESTMENTS

The Fund normally invests at least 65% of its total assets in large companies located in at least three different countries, one of which may be the U.S. The Fund normally invests 75% of its assets in equity securities: common and preferred stocks, warrants and bonds convertible into common stock. The Fund may also invest in debt securities of any maturity of foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade.

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page 48.

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. The Fund's performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the fund invests in countries with emerging markets, the risks are magnified since these countries may have unstable governments and less established markets. See "Risks and Other Information" starting on page 51.

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns since its introduction on September 30, 1997. This information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
97
98                                                                     46.18%
BEST QUARTER:                                                          04 '98     +25.89%
WORST QUARTER:                                                         03 '98     -11.97%

              Average annual total return AS OF 12/31/98
                           1 Year        5 Years       ITD (9/30/97)
----------------------------------------------------------------------
Fund                          46.18        n/a               34.12
MSCI World Index              24.33        n/a               16.68

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: THE MSCI WORLD INDEX CONSISTS OF MORE THAN 1,400 SECURITIES
LISTED ON EXCHANGES IN THE U.S., EUROPE, CANADA, AUSTRALIA, NEW
ZEALAND, AND THE FAR EAST. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.80%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       1.42%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 2.22%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (1.02%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.20%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $225        $694       $1,190      $2,554

6

   INTERNATIONAL CORE GROWTH FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in larger capitalized companies located in over 50 countries worldwide. Generally, this means companies worldwide whose stock market capitalizations are in the top 75% of publicly traded companies as measured by stock market capitalization in each country.

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

[GRAPHIC]INVESTMENTS

The Fund normally invests at least 75% of its assets in equity securities: common and preferred stocks, warrants and securities convertible into common stock. In addition, the Fund spreads its investments among countries, with at least 65% of its assets invested in companies located in at least three foreign countries. The Fund may invest at least 35% of its assets in U.S. companies. The Fund may also invest in debt securities of any maturity of foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade or of comparable quality if unrated.

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. The Fund's performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the Fund invests in countries with emerging markets, the risks are magnified since these countries may have unstable governments and less
established markets. See "Risks and Other Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
97                                                                     30.63%
98                                                                     21.54%
BEST QUARTER:                                                          01 '98     +17.34%
WORST QUARTER:                                                         03 '98     -14.76%

              Average annual total return AS OF 12/31/98
                           1 Year        5 Years      ITD (12/27/96)
----------------------------------------------------------------------
Fund                          21.54           n/a            26.44
MSCI EAFE                     19.97           n/a            10.34

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR
EAST INDEX (MSCI EAFE) IS AN UNMANAGED TOTAL-RETURN PERFORMANCE
BENCHMARK. IT IS A CAPITALIZATION-WEIGHTED INDEX REPRESENTATIVE OF THE
STOCK MARKET STRUCTURE OF EUROPE AND THE PACIFIC BASIN. THE INDEX IS
UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a
percentage of offering price)                                         None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)        None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.51%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.51%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.11%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.40%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $154        $477        $827       $1,802

8

   WORLDWIDE GROWTH FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in companies located throughout the world including the U.S.

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

[GRAPHIC]INVESTMENTS

The Fund normally invests at least 75% of its assets in equity securities: common and preferred stocks, warrants and convertible securities. The Fund may also invest in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade or of comparable quality if unrated. The Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S. The Fund may invest up to 50% of its total assets in U.S. issuers.

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. The Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the Fund invests in countries with emerging markets, the risks are magnified since these countries may have unstable governments and less established markets. The securities of small, less well-known companies may be more volatile than those of larger companies. See "Risks and Other Information"
starting on page   .

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
93
94                                                                      2.99%
95                                                                     15.35%
96                                                                     18.51%
97                                                                     17.93%
98                                                                     37.98%
BEST QUARTER:                                                          04 '98     +28.34%
WORST QUARTER:                                                         03 '98     -13.27%

              Average annual total return AS OF 12/31/98
                           1 Year        5 Years       ITD (4/19/93)
----------------------------------------------------------------------
Fund                          37.98%        18.03%           18.42%
MSCI World Index              24.33         15.62            15.38

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX IS AN
UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK. IT CONSISTS OF MORE THAN
1,400 SECURITIES LISTED ON EXCHANGES IN THE U.S., EUROPE, CANADA,
AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE DISTRIBUTOR AND INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF
THE FUND'S EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.44%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.44%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.09%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.35%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $147        $456        $787       $1,724

10

   INTERNATIONAL SMALL CAP GROWTH FUND

[GRAPHIC]GOAL AND STRATEGY
The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in smaller capitalized companies located in over 50 countries worldwide. Generally, this means companies worldwide whose stock market capitalizations are in the bottom of publicly traded companies as measured by stock market capitalizations in each country.

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

[GRAPHIC]INVESTMENTS
The Fund normally invests 75% of its assets in equity securities: common and preferred stock, warrants and securities convertible into common stocks. Under normal conditions, the Fund invests at least 65% of its total assets in small cap securities of issuers located in at least three countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers. The Fund may also invest in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade or of comparable quality if unrated.

[GRAPHIC]PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS
The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. The Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. These risks are magnified in countries with emerging markets since these countries may have unstable governments and less established markets.

In addition to the risks posed by foreign investing, the information regarding smaller companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies. Accordingly, the securities of the companies in which the Fund invests may be more volatile and speculative than those of larger companies. In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more
established companies. See "Risks and Other Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
94                                                                      8.61%
95                                                                      6.00%
96                                                                     18.27%
97                                                                     14.09%
98                                                                     36.34%
BEST QUARTER:                                                          01 '98     +25.17%
WORST QUARTER:                                                         03 '98     -15.22%

              Average annual total return AS OF 12/31/98
                           1 Year        5 Years       ITD (1/3/94)
----------------------------------------------------------------------
Fund                          36.34         16.19            16.22
Salomon EPAC/
  EMI                         14.05          4.56             2.35

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: SOLOMON EPAC EMI IS AN UNMANAGED TOTAL-RETURN PERFORMANCE
BENCHMARK. THE INDEX INCLUDES SHARES OF ABOUT 2,821 COMPANIES IN 22
COUNTRIES EXCLUDING CANADA AND THE U.S. COMPANIES WITHIN THE INDEX ARE
SMALLER CAPITALIZATION COMPANIES. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.57%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.57%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.17%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.40%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $160        $496        $855       $1,867

12

   GLOBAL GROWTH & INCOME FUND

[GRAPHIC]GOAL AND STRATEGY
The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in the stocks and bonds of companies located throughout the world.

The Fund's Investment Adviser actively manages a blended portfolio of U.S. and foreign equity and fixed income securities. It spreads the Fund's investments among countries. Normally at least 65% of its total assets are invested in at least three countries, one of which may be the U.S.

For the stock portion, the Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

The Investment Adviser actively manages the fixed income portion to take advantage of current interest rates and bond market trends. When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund's bond portfolio. The Investment Adviser seeks to add value by positioning portfolio securities among various market sectors and maturities along the yield curve.

[GRAPHIC]INVESTMENTS
The Fund normally invests at least 60% of its assets in equity securities: common and preferred stock, warrants and securities convertible into stock. The Fund will invest the remainder in debt securities of any maturity issued by foreign companies and foreign governments and their agencies and instrumentalities, a portion of which (less than 35% of its net assets) may be rated below investment grade or of comparable quality if unrated. For a
description of these ratings, see "Bond Quality" beginning on page   .

[GRAPHIC]PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams" on page .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies in response to movements in the stock and bond markets. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. The value of bonds changes as interest rates fluctuate: if rates rise, the prices of bonds fall; if rates fall, their prices rise. Lower rated securities, while usually offering higher yields, generally have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default. The Fund's performance also depends upon changing foreign currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the Fund invests in emerging countries, the risks are magnified since these countries may have unstable governments and less established markets. See "Risks and Other Information" starting on page .

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns since the Fund's introduction on June 10, 1997. This information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
97
98                                                                     14.13%
BEST QUARTER:                                                          03 '97     +27.28%
WORST QUARTER:                                                         03 '98     -12.35%

              Average annual total return AS OF 12/31/98
                           1 Year        5 Years       ITD (6/30/97)
----------------------------------------------------------------------
Fund                          14.13        n/a               26.42
MSCI World Index              24.33        n/a               15.87

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX IS
AN UNMANAGED TOTAL-RETURN PERFORMANCE BENCHMARK. IT CONSISTS OF MORE
THAN 1,400 SECURITIES LISTED ON EXCHANGES IN THE U.S., EUROPE, CANADA,
AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.85%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       2.44%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 3.29%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (1.94%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.35%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $322       $1,013      $1,717      $3,585

14

   EMERGING COUNTRIES FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks of companies located in countries with emerging securities markets--that is, countries with securities markets which are, in the opinion of the Investment Adviser, emerging as investment markets. These are markets which have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by foreign investors.

The Investment Adviser seeks companies in the early stages of development, growth companies, cyclical companies, or companies believed to be undergoing a basic change in operations. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign companies in over 35 emerging markets.

[GRAPHIC]INVESTMENTS

The Fund normally invests at least 75% of its assets in equity securities: common and preferred stocks, warrants and securities convertible into common stock. In addition, the Fund spreads its investment among countries. Normally, at least 65% of its assets will be invested in companies located in at least three foreign countries. The Fund may invest at least 35% of its assets in U.S. companies. The Fund may also invest in debt securities of any maturity of foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade or of comparable quality if unrated.

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. The Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Emerging countries markets may present greater opportunity for gain, but also involve greater risk than more developed markets. These countries tend to have less stable governments and less established markets. The markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance. The securities of small, less well known companies may be more volatile than those of larger companies. See "Risks and Other
Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
95                                                                      6.96%
96                                                                     28.08%
97                                                                     10.12%
98                                                                    -21.22%
BEST QUARTER:                                                          02 '95     +15.12%
WORST QUARTER:                                                         03 '98     -25.93%

             Average annual total return AS OF 12/31/98
                           1 Year        5 Years      ITD (11/28/94)
---------------------------------------------------------------------
Fund                         -21.22        n/a                 2.96
MSCI EMF                     -25.33        n/a               -10.98

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE
INDEX (MSCI EMF) IS COMPOSED OF COMPANIES REPRESENTATIVE OF THE
MARKET STRUCTURE OF 22 EMERGING MARKET COUNTRIES IN EUROPE, LATIN
AMERICA, AND THE PACIFIC BASIN. THE INDEX EXCLUDES CLOSED MARKETS AND
THOSE SHARES IN OTHERWISE FREE MARKETS WHICH ARE NOT PURCHASABLE BY
FOREIGNERS. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.25%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.62%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.87%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.22%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.65%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $190        $588       $1,011      $2,190

16

   PACIFIC RIM FUND

[GRAPHIC]GOAL AND STRATEGY
The Fund seeks long-term growth of capital. In pursuing this goal, the Fund invests primarily in the stocks of companies located within the Pacific Rim realm including Australia, China, Japan, India, Indonesia, South Korea, Malaysia, New Zealand, the Phillippines, Singapore and Taiwan.

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies within the region. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout Asia and the Pacific Rim, and computer intensive systematic disciplines to uncover signs of "change at the margin"-- positive business developments which are not yet fully reflected in a company's stock price.

[GRAPHIC]INVESTMENTS
Normally, the Fund invests at least 65% of its total assets in equity and debt securities of any maturity of companies that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services provided in one or more Pacific Rim countries; (ii) they are organized under the laws of, or have a principal office in, a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for a class of their securities is in a Pacific Rim country.

The Fund intends to invest in securities of issuers located in at least three Pacific Rim countries. The Fund may also invest in a combination of equity and debt securities of any maturity of issuers located throughout the world. Normally, the Fund invests no more than 25% of its total assets in issuers of any one country. The Fund may invest up to 35% of its net assets in debt securities rated below investment grade or of comparable quality if unrated. See
"Bond Quality" beginning on page   .

[GRAPHIC]PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize their overall effectiveness. For a complete listing of the portfolio
team, see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS
The value of the Fund's investments varies day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. The Fund's performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. These risks are magnified in countries with emerging markets. The Fund's performance is expected to be closely tied to the economic and political conditions of the Pacific Rim area. Certain Asian and Pacific Rim countries may have relatively unstable governments, economies based on only a few industries or heavily dependent upon foreign trade, and securities markets that trade infrequently or in low volumes. The securities of small, less well-known companies may be more volatile than those of larger companies. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. See "Risks and Other
Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns since its introduction on December 31, 1997. This information provides some indication of the risks of investing in the Fund by showing how the Fund's 1 year average annual return compares with that of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
98                                                                     -6.56%
BEST QUARTER:                                                          04 '98     +21.54%
WORST QUARTER:                                                         02 '98     -23.54%

             Average annual total return AS OF 12/31/98
                           1 Year        5 Years      ITD (12/31/97)
---------------------------------------------------------------------
Fund                        -6.56          n/a            -6.56
MSCI Pacific                1.85           n/a             1.85

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) PACIFIC INDEX
(MSCI PACIFIC) IS COMPOSED OF COMPANIES REPRESENTATIVE OF THE MARKET
STRUCTURE OF 6 DEVELOPED MARKET COUNTRIES IN THE PACIFIC BASIN,
INCLUDING, AUSTRALIA, HONG KONG, JAPAN, MALAYSIA, NEW ZEALAND, AND
SINGAPORE. THE INDEX IS CALCULATED WITHOUT DIVIDENDS OR WITH GROSS
DIVIDENDS REINVESTED IN BOTH U.S DOLLARS AND LOCAL CURRENCY. THE
INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a
percentage of offering price)                                         None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of
original purchase price or redemption proceeds, as
applicable)                                                           None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends (and other Distributions) (as a percentage of
offering price)                                                       None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       7.38%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 8.38%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (6.98%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.40%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $824       $2,389      $3,850      $7,092

18

   GREATER CHINA FUND

[GRAPHIC]GOAL AND STRATEGY
The Fund seeks maximum long term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks of companies in the Greater China region including China, Hong Kong and Taiwan.

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies within the region. It uses a blend of both traditional research, calling on the expertise of many external analysts in Asia, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price.

The Investment Adviser does not emphasize any particular company size but instead considers investments which in its opinion offer the potential for capital appreciation.

[GRAPHIC]INVESTMENTS
Normally, the Fund invests at least 65% of its total assets in equity and debt securities of any maturity of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in China, Hong Kong or Taiwan, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in China, Hong Kong or Taiwan, (iii) they maintain 50% or more of their assets in China, Hong Kong or Taiwan, or (iv) they are organized under the laws of China, Hong Kong or Taiwan.

The Fund may also invest in a combination of equity and debt securities of any maturity of issuers located throughout the world. The Fund may invest up to 35% of its net assets in bonds rated below investment grade or of comparable quality
if unrated. See "Bond Quality" beginning on page   .

[GRAPHIC]PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize their overall effectiveness. For a complete listing of the portfolio
teams, see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. The Fund's performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Because the Fund invests its assets primarily in securities of issuers operating in the greater China area, its performance is expected to be closely tied to economic and political conditions in the area and the Fund's performance will be more volatile than more geographically diversified funds. The securities of small, less well known companies may be more volatile than those of larger companies. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. See "Risks and
Other Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's 1 year annual return since its introduction on December 31, 1997. This information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual return compares with that of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
98                                                                    -14.36%
BEST QUARTER:                                                          01 '98     +13.12%
WORST QUARTER:                                                         02 '98     -24.89%

             Average annual total return AS OF 12/31/98
                           1 Year        5 Years      ITD (12/31/97)
---------------------------------------------------------------------
Fund                       -14.36          n/a            -14.36
C/L CHINA WORLD            -50.33          n/a            -50.33

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: THE CREDIT LYONNAISE (C/L) SA CHINA WORLD INDEX IS COMPOSED OF
FORTY-THREE COMPANIES REPRESENTING APPROXIMATELY 44 PERCENT OF THE
ENTIRE CHINA SHARE UNIVERSE AVAILABLE TO FOREIGN INVESTORS, AND IS A
REPRESENTATIVE BENCHMARK FOR GAUGING THE PERFORMANCE OF CHINA FUNDS
WHICH CAN INVEST IN ALL CLASSES OF CHINA SHARES AVAILABLE TO FOREIGN
INVESTORS. THE INDEX IS CALCULATED WITHOUT DIVIDENDS OR WITH GROSS
DIVIDENDS REINVESTED, IN BOTH U.S DOLLARS AND LOCAL CURRENCIES. THE
INDEX IS UNMANAGED

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a
percentage of offering price)                                         None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of
original purchase price or redemption proceeds, as
applicable)                                                           None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested
dividends (and other Distributions) (as a percentage of
offering price)                                                       None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       7.34%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 8.34%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (6.94%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.40%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $820       $2,379      $3,835      $7,072

20

   LATIN AMERICA FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks long-term growth of capital. In pursuing this goal, the Fund invests in the securities of companies located in Latin American countries such as Mexico, Brazil, Argentina and Chile.

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies within the region. It uses a blend of both traditional and fundamental research, calling on the expertise of many external analysts in different countries throughout Latin America, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. The Investment Adviser does not emphasize any particular company size but instead considers investments which in its opinion offer potential for capital appreciation.

[GRAPHIC]INVESTMENTS

Normally, the Fund invests at least 65% of its total assets in equity and debt securities of any maturity of issuers that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more Latin American countries, (ii) they are organized under the laws of, or have a principal office in, a Latin American country; (iii) they maintain 50% or more of their assets in one or more Latin American countries, or (iv) the principal trading market for a class of their securities is in a Latin American country. The Fund may invest in a combination of equity and debt securities of any maturity of issuers located throughout the world. The Fund may invest without limitation in debt securities rated below investment grade or of comparable quality if unrated. See "Bond
Quality" beginning on page   .

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies from day to day in response to the activities of individual companies, and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. The Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. These risks are magnified in many Latin American countries, since these countries have unstable governments, less established markets, and volatile currencies. The securities of small, less well known companies may be more volatile than those of larger companies. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. See
"Risks and Other Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns since its introduction on December 31, 1997. This information provides some indication of the risks of investing in the Fund by showing how the Fund's average annual return compares with that of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
97
98                                                                    -28.46%
BEST QUARTER:                                                          04 '98     +11.12%
WORST QUARTER:                                                         03 '98     -27.70%

             Average annual total return AS OF 12/31/98
                           1 Year        5 Years      ITD (11/28/97)
---------------------------------------------------------------------
Fund                       -28.46          n/a            -21.5
MSCI LATIN
  AMERICA                  -35.11          n/a            -28.81

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) LATIN AMERICA
INDEX IS COMPOSED OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE
OF 7 EMERGING MARKET COUNTRIES IN LATIN AMERICA, INCLUDING ARGENTINA,
CHILE, COLUMBIA, BRAZIL, MEXICO FREE, PERU AND VENEZUELA. THE INDEX
IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.25%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       7.68%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 8.93%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (7.28%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.65%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $875       $2,524      $4,046      $7,358

22

   GLOBAL TECHNOLOGY FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in the equity securities of U.S. and foreign companies with business operations in science, technology and technology-related industries.

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

[GRAPHIC]INVESTMENTS

The Fund normally invests at least 75% of its assets in equity securities: common and preferred stocks, warrants and securities convertible into common stock. Normally, at least 65% of its assets will be invested in companies located in at least three different countries, one of which may be the United States. The Fund may also invest in debt securities of any maturity issued by foreign companies and foreign governments, and their agencies and instrumentalities, a portion of which (less than 35% of its net assets) may be rated below investment grade, or of comparable quality if unrated. For a
description of these ratings, see "Bond Quality" beginning on page   .

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies from day to day in response to activities of individual companies, and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down.

The Fund's performance also depends upon changing currency values, different political and regulatory environments, and overall economic factors in the countries where the Fund invests. The risks are magnified in countries with emerging markets, since these countries may have unstable governments and less established markets. Lower rated securities in which the Fund invests are considered speculative and subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods.

Sector risk is the possibility that the technology sector may perform differently than other sectors or as the market as a whole. The Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Information regarding smaller technology companies may be less available, incomplete or inaccurate, and their securities may trade less frequently than those of larger companies. Accordingly, the securities of companies in which the Fund invests may be more volatile and speculative than those of larger companies. For further explanation, see "Risks and Other Information" starting
on page   .

[GRAPHIC]PAST PERFORMANCE

The Global Technology Fund was introduced on August 1, 1998. Since its
introduction the Fund has returned    %. The Fund's average annual return is
determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first year of operation. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       4.50%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 5.50%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (4.10%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.40%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $549       $1,638      $2,716      $5,364

24

   LARGE CAP GROWTH FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks from a universe of large U.S. companies.

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

The Fund emphasizes equity securities of U.S. companies with market capitalizations generally above $3 billion and companies whose earnings and stock prices are expected to grow faster than Standard and Poor's 500 Stock Index (the "S&P 500") ("large cap securities").

[GRAPHIC]INVESTMENTS

Normally, the Fund invests at least 65% of its total assets in equity securities, including common and preferred stocks, warrants, and convertible securities of large U.S. companies. Generally, those companies are those with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase. As of December 31, 1998, the bottom 10% of the Index includes companies with capitalizations less than $3.9 billion. Capitalization of companies in the Index will change with market conditions. It invests the remainder primarily in corporate debt securities of any maturity which are rated investment grade, or of comparable quality if unrated, U.S. Government securities, and equity securities of foreign issuers.
[GRAPHIC]
PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. To the extent the Fund is overweighted in certain market sectors compared to the S&P 500, the Fund may be more volatile than the S&P 500. For further explanation, see "Risks and Other Information"
starting on page   .

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
97                                                                     46.07%
98                                                                     60.80%
BEST QUARTER:                                                          04 '98     +38.23%
WORST QUARTER:                                                         03 '98      -8.31%

                Average annual total return AS OF 12/31/98
                                1 Year        5 Years      ITD (12/27/96)
---------------------------------------------------------------------------
Fund                               60.80        n/a               52.04
Russell 1000 Growth                38.71        n/a               33.34

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: THE RUSSELL 1000 GROWTH INDEX IS AN UNMANAGED INDEX CONTAINING THOSE
COMPANIES AMONG THE RUSSELL 1000 INDEX WITH HIGHER THAN AVERAGE
PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH. THE RUSSELL 1000 INDEX CONTAINS
THE TOP 1,000 SECURITIES OF THE RUSSELL 3000 INDEX, WHICH IS COMPRISED OF
THE 3,000 LARGEST U.S. COMPANIES AS DETERMINED BY TOTAL MARKET
CAPITALIZATION. THE RUSSELL 1000 GROWTH INDEX IS CONSIDERED GENERALLY
REPRESENTATIVE OF THE MARKET FOR LARGE CAP STOCKS.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE
INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE
"EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.87%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.62%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.62%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.00%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $249        $767       $1,311      $2,796

26

   MID CAP GROWTH FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index. As of December 31, 1998, the middle 90% includes companies with capitalizations between $1.6 billion and $10.7 billion. Capitalization of companies in the Index will change with market conditions.

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin"--positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

[GRAPHIC]INVESTMENTS

Normally, the Fund invests at least 75% of its total assets in common stocks. It may also invest in preferred and convertible securities, debt securities of any maturity which are rated investment grade, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. In addition, the Fund may invest up to 20% of its assets in foreign securities.

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS
The value of the Fund's investments varies day to day in response to the activities of individual companies and general market and economic conditions. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down.

To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks also depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund
invests. See "Risks and Other Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
93                                                                     19.78%
94                                                                    -10.52%
95                                                                     38.57%
96                                                                     16.46%
97                                                                     16.16%
98                                                                     14.65%
BEST QUARTER:                                                          04 '98     +25.33%
WORST QUARTER:                                                         03 '98     -17.58%

              Average annual total return AS OF 12/31/98
                           1 Year        5 Years       ITD (4/19/93)
----------------------------------------------------------------------
Fund                        14.65         14.07            15.35
Russell Midcap
  Growth                    17.86         17.34            15.79

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: THE RUSSELL MID CAP GROWTH INDEX MEASURES THE PERFORMANCE OF
THOSE COMPANIES AMONG THE 800 SMALLEST IN THE RUSSELL 1000 INDEX WITH
HIGHER THAN AVERAGE PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH. THE
RUSSELL MID CAP GROWTH INDEX IS CONSIDERED GENERALLY REPRESENTATIVE OF
THE U.S. MARKET FOR MID CAP STOCKS. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION".

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.30%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.05%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.05%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.00%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $107        $334        $579       $1,283

28

   VALUE FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks long-term capital appreciation. In pursuing its goal, the Fund invests primarily in large U.S. companies that, in the opinion of the Investment Adviser, are undervalued in the market place relative to other financial measurements. The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations generally above $5 billion.

The Fund's Investment Adviser employs a disciplined, "bottom-up" approach that evaluates stocks on an individual basis and focuses on company fundamentals. It uses a blend of computer-intensive systematic disciplines and traditional fundamental research to uncover stocks that meet three investment criteria: attractive valuations, underlying financial strength, and prospects for business improvement.

[GRAPHIC]INVESTMENTS

Normally, the Fund invests at least 80% of its total assets in common stocks. It may also invest in preferred and convertible securities, debt securities of any maturity which are rated investment grade, or of comparable quality if unrated, and bonds issued by the U.S. Government and its agencies and instrumentalities.

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]RISKS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. Value investing is subject to the risk that the stocks intrinsic value may never be realized by the market. See "Risks and Other
Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
96
97                                                                     40.55%
98                                                                     20.13%
BEST QUARTER:                                                          04 '98     +16.99%
WORST QUARTER:                                                         03 '98     -12.43%

              Average annual total return AS OF 12/31/98
                           1 Year        5 Years       ITD (4/30/96)
----------------------------------------------------------------------
Fund                        20.13          n/a             31.97
S&P 500                     28.58          n/a             29.00

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %.

INDEX: THE STANDARD AND POOR'S 500 INDEX (S&P 500) IS AN UNMANAGED
INDEX COMPRISED OF 500 U.S. INDUSTRIAL, TRANSPORTATION, UTILITY AND
FINANCIAL COMPANIES AND IS CONSIDERED TO BE GENERALLY REPRESENTATIVE
OF THE U.S. STOCK MARKET.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       1.19%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.94%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.94%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.00%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $197        $609       $1,047      $2,264

30

   SMALL CAP GROWTH FUND

[GRAPHIC]GOAL AND STRATEGY
The Fund seeks maximum long-term capital appreciation. In pursuing this goal the Fund invests in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index. As of December 31, 1998, the middle 90% included companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin"--positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

[GRAPHIC]INVESTMENTS
Normally, the Fund invests at least 75% of its total assets in common stocks. It may also invest in preferred and convertible securities, debt securities of any maturity which are rated investment grade, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities.

[GRAPHIC]PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. Although small-cap stocks have a history of long-term growth, they tend to carry additional risks because their earnings tend to be less predictable. The stock prices of smaller companies are more volatile and their securities may be less liquid. In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies. To the extent the Fund invests in foreign issuers, the investment risks and volatility are magnified since the performance of foreign stocks depends on changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in the foreign countries where the Fund invests. See "Risks and Other Information" starting on
page   .

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance, The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
93
94                                                                     -3.51%
95                                                                     35.90%
96                                                                     18.88%
97                                                                     12.10%
98                                                                      4.37%
BEST QUARTER:                                                          04 '98     +26.99%
WORST QUARTER:                                                         03 '98     -23.46%

                Average annual total return AS OF 12/31/98
                                  1 Year       5 Years      ITD (10/1/93)
---------------------------------------------------------------------------
Fund                               4.37         12.77           12.12
Russell 2000 Growth                1.25         10.20           10.24

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX CONTAINING THOSE
SECURITIES IN THE RUSSELL 2000 INDEX WITH A GREATER-THAN-AVERAGE GROWTH
ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE HIGHER PRICE-TO-BOOK
AND PRICE-EARNINGS RATIOS. THE RUSSELL 2000 INDEX IN AN UNMANAGED INDEX AND
IS A WIDELY REGARDED SMALL-CAP INDEX OF THE 2,000 SMALLEST SECURITIES IN
THE RUSSELL 3000 INDEX WHICH COMPRISES THE 3,000 LARGEST U.S. SECURITIES AS
DETERMINED BY TOTAL MARKET CAPITALIZATION.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE
INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE
"EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.26%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.26%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.09%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.17%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $128        $400        $692       $1,523

32

   MINI CAP GROWTH FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing its goal, the Fund invests primarily in common stocks of U.S. companies with market capitalizations generally below $300 million that offer superior growth prospects.

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

[GRAPHIC]INVESTMENTS

Normally, the Fund invests at least 75% of its total assets in common stocks. It selects stocks with market capitalizations corresponding to the bottom 5% of the Russell 2000 Growth Index at time of purchase. As of December 31, 1998, the bottom 5% of the Index included companies with capitalizations less than $255 million. Capitalization of companies in the Index will change with market conditions. It may also invest in preferred and convertible securities, debt securities of any maturity which are rated investment grade, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities.

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize it overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. Although small-cap stocks have a history of long-term growth, they tend to carry additional risks because their earnings tend to be less predictable. The stock prices of smaller companies are more volatile and may be less liquid. In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. For
further explanation, see "Risks and Other Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
95
96                                                                     28.73%
97                                                                     30.19%
98                                                                      8.43%
BEST QUARTER:                                                          04 '98     +29.43%
WORST QUARTER:                                                         03 '98     -25.67%

                Average annual total return AS OF 12/31/98
                                1 Year        5 Years       ITD (7/12/95)
---------------------------------------------------------------------------
Fund                                8.43        n/a               23.59
Russell 2000 Growth                 1.29        n/a                9.85

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %.

INDEX: THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX CONTAINING THOSE
SECURITIES IN THE RUSSELL 2000 INDEX WITH A GREATER-THAN-AVERAGE GROWTH
ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE HIGHER PRICE-TO-BOOK
AND PRICE-EARNINGS RATIOS. THE RUSSELL 2000 INDEX IS AN UNMANAGED INDEX AND
IS A WIDELY REGARDED SMALL-CAP INDEX OF THE 2,000 SMALLEST SECURITIES IN
THE RUSSELL 3000 INDEX WHICH COMPRISES THE 3,000 LARGEST U.S. SECURITIES AS
DETERMINED BY TOTAL MARKET CAPITALIZATION.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE
INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE
"EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

34

   MINI CAP GROWTH FUND

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.25%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.46%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.71%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.15)%
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.56%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $174        $539        $928       $2,019

34

   CONVERTIBLE FUND
  (FORMERLY INCOME & GROWTH FUND)

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks maximum total return, consisting of capital appreciation and current income. In pursuing its goal, the Fund invests primarily in income-producing equity securities of companies with market capitalizations above $500 million.

The Investment Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation. The Investment Adviser seeks to capture approximately 70-80% of the upside performance of the underlying equities with 50% or less of the downside exposure. In evaluating convertibles, the Investment Adviser searches for what it calls "change at the margin"--positive business developments which are not yet fully reflected in the company's stock price. It searches for successful growing companies that are managing change advantageously and poised to exceed growth expectations.

[GRAPHIC]INVESTMENTS

Normally, the Fund invests at least 65% of its total assets in income-producing equity securities. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stock. It may also invest in securities issued by the U.S. Government and its agencies and instrumentalities.

At all times, the Fund invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in debt securities rated below investment grade. For a description of these ratings, see
"Bond Quality" beginning on page   .

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

Convertible securities have the investment characteristics of both equity and debt securities. Accordingly, the value of the Fund's investments varies in response to movements in the stock and bond markets. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. The value of the Fund's debt securities changes as interest rates fluctuate: if rates rise, the prices of debt securities fall; if rates fall, the prices of debt securities rise. Convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on the issuer's balance sheet. Hence, an issuer with investment grade senior debt may issue convertible securities with ratings less than investment grade or not rated. Convertible securities rated below investment grade may be subject to some of the same risks as those inherent in below investment grade debt. These lower-rated debt securities are considered predominantly speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. See "Risks and Other Information" starting on
page   .

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
93                                                                     23.04%
94                                                                     -7.59%
95                                                                     22.26%
96                                                                     21.02%
97                                                                     23.30%
98                                                                     21.54%
BEST QUARTER:                                                          04 '98     19.91%
WORST QUARTER:                                                         03 '98     -8.98%

                 Average annual total return AS OF 12/31/98
                                  1 Year        5 Years       ITD (4/19/93)
-----------------------------------------------------------------------------
Fund                               21.54         21.95            17.61
First Boston Convertible           6.55          10.83            11.28

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %.

INDEX: THE FIRST BOSTON CONVERTIBLE INDEX IS AN UNMANAGED MARKET WEIGHTED
INDEX REPRESENTING THE UNIVERSE OF CONVERTIBLE SECURITIES WHETHER THEY ARE
CONVERTIBLE PREFERRED STOCKS OR CONVERTIBLE BONDS.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE
INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE
"EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.33%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.08%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.08%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.00%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $110        $343        $595       $1,317

36

   SHORT INTERMEDIATE FIXED INCOME FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks to preserve principal and liquidity while seeking a relatively high level of current income. In pursuing this goal, the Fund invests primarily in a portfolio of short-to-intermediate-term bonds expected to generate a greater return than the return on one-to three-year U.S. Treasury obligations over a full market cycle.

When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser seeks to add value by positioning portfolio securities among various market sectors and maturities along the yield curve.

[GRAPHIC]INVESTMENTS

Normally, the Fund invests at least 90% of its total assets in an actively managed portfolio of debt obligations issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities which are rated investment grade, or of comparable quality if unrated. All such obligations are payable in U.S. dollars or, if not payable in U.S. dollars, are fully hedged.

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments fluctuates in response to movements in interest rates. If rates rise, the prices of debt securities fall; if rates fall, the prices of debt securities rise. However, the Investment Adviser expects the Fund's fluctuations to be more moderate than those of a fund with a longer average portfolio duration. To the extent the Fund invests in foreign securities, different political, regulatory environments and other overall economic factors in the countries where the Fund invests may affect performance.
See "Risks and Other Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
95
96                                                                      4.85%
97                                                                      6.67%
98                                                                      6.85%
BEST QUARTER:                                                          03 '98     +2.62%
WORST QUARTER:                                                         01 '96     +0.36%

                Average annual total return AS OF 12/31/98
                                1 Year        5 Years       ITD (8/31/95)
---------------------------------------------------------------------------
Fund                             6.85           n/a             7.03
Merrill Lynch
  1-3 Year Treasury              6.99           n/a             6.51

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %.

INDEX: THE MERRILL LYNCH 1-3 YEAR TREASURY IS AN UNMANAGED INDEX CONSISTING
OF ALL PUBLIC U.S. TREASURY OBLIGATIONS HAVING MATURITIES FROM ONE TO 2.99
YEARS. THE INDEX IS UNMANAGED AND CONSIDERED GENERALLY REPRESENTATIVE OF
THE MARKET FOR INTERMEDIATE GOVERNMENT BOND SECURITIES

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE
INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE
"EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.30%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.92%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.22%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.87%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           0.35%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $124        $387        $670       $1,477

38

   HIGH QUALITY BOND FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks maximum total return. In pursuing this goal, the Fund invests primarily in bonds.

The Fund's Investment Adviser seeks to outperform the total return of an index of either government/ corporate investment grade debt or government/corporate/mortgage investment grade debt through an actively managed diversified portfolio of debt securities.

When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the Fund.

[GRAPHIC]INVESTMENTS

Normally, the Fund invests at least 65% of its net assets in bonds of U.S. and foreign corporations and governments. These bonds are rated in the top two investment grades, or are of comparable quality if unrated. They include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The average portfolio duration of the Fund will range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies.

The Fund may invest up to 20% of its total assets in debt securities rated below investment grade. For a description of these ratings, see "Bond Quality"
beginning on page   . The Fund may also use options, futures contracts and
interest rate and currency swaps as hedging techniques.

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments fluctuates in response to movements in interest rates. If interest rates rise, the prices of debt securities fall; if rates fall, the prices of debt securities rise. However, the Investment Adviser expects the Fund's fluctuations to be more moderate than those of a fund with a longer average duration. In addition, the lower-rated debt securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. To the extent the Fund invests in foreign securities, performance also depends upon changing currency values, different political and economic environments, and other overall economic conditions in countries where the Fund invests. See "Risks and Other Information" starting on
page   .

[GRAPHIC]PAST PERFORMANCE

The two tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
95                                                                      5.50%
96                                                                      2.29%
97                                                                      9.52%
98                                                                      8.54%
BEST QUARTER:                                                          04 '95     +5.50%
WORST QUARTER:                                                         01 '96     -3.04%

              Average annual total return AS OF 12/31/98
                           1 Year        5 Years       ITD (8/31/95)
----------------------------------------------------------------------
Fund                        8.54           n/a             8.76
Lehman Aggregate
  Bond                      8.67           n/a             8.19

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %.

INDEX: THE LEHMAN BROTHERS AGGREGATE BOND INDEX (LEHMAN AGGREGATE
BOND) IS COMPOSED OF SECURITIES FROM LEHMAN BROTHERS
GOVERNMENT/CORPORATE BOND INDEX, MORTGAGE-BACKED SECURITIES INDEX, AND
ASSET-BACKED SECURITIES INDEX. THE INDEX IS UNMANAGED.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.45%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.54%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 0.99%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.53%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           0.46%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $101        $315        $547       $1,213

40

   HIGH YIELD BOND FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks a high level of current income and capital growth. In pursuing its goal, the Fund invests primarily in lower-rated debt securities commonly referred to as "junk bonds".

When evaluating any bond, the Investment Adviser selects bonds based upon a combination of both "top-down" analysis of economic trends and "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the average yield to maturity of the Fund. The Investment Adviser believes it can lower the risks of investing in lower-rated debt through these professional management techniques and through diversification.

[GRAPHIC]PRINCIPAL INVESTMENTS

Normally, the Fund invests at least 65% of its total assets in debt and convertible securities rated below investment grade, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. For a description of these ratings, see
"Bond Quality" beginning on page   . Securities may bear rates that are fixed,
variable or floating. The Fund is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalizations above $100 million. The Fund may also invest up to 35% of its total assets in equity securities of U.S. and foreign companies.

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments fluctuates in response to movements in interest rates. When rates rise, debt security prices fall; when rates fall, debt security prices rise. Lower-rated securities, while usually offering higher yields, generally have more risk and volatility than higher-rated securities because of reduced creditworthiness and greater chance of default. Periods of high interest rates and recession may adversely affect the issuer's ability to pay interest and principal. To the extent the Fund invests in stocks, the value of those investments will fluctuate day to day with movements in the stock market as well as in response to the activities of individual companies. The smaller companies in which the Fund invests may be more subject to volatile market movements than larger, more established companies. To the extent the Fund invests in foreign securities, performance also depends on changes in foreign currency values different political and regulatory environments, and overall economic factors in the countries where the Fund invests. For further
explanation, see "Risks and Other Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE

The two tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
96
97                                                                     21.40%
98                                                                      4.52%
BEST QUARTER:                                                          03 '97     +8.42%
WORST QUARTER:                                                         03 '98     -6.95%

              Average annual total return AS OF 12/31/98
                           1 Year        5 Years       ITD (7/31/96)
----------------------------------------------------------------------
Fund                        4.52           n/a             15.35
First Boston High
  Yield Bond                0.58           n/a             8.44

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %.

INDEX: THE FIRST BOSTON HIGH YIELD BOND INDEX INCLUDES OVER 180 U.S.
DOMESTIC ISSUERS WITH AND AVERAGE MATURITY RANGE OF SEVEN TO TEN YEARS
AND WITH A MINIMUM ISSUE SIZE OF $100 MILLION. THE INDEX IS UNMANAGED
AND CONSIDERED GENERALLY REPRESENTATIVE OF THE U.S. MARKET FOR HIGH
YIELD BONDS.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.60%
----------------------------------------------------------------------------
Shareholder services fee                                              None
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.79%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.39%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.64%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           0.75%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $142        $440        $761       $1,669

42

   SIMPLIFIED ACCOUNT INFORMATION

                                                                      OPENING AN ACCOUNT
   This is the minimum
   initial investment                                                      $250,000
-----------------------------------------------------------------------------------------------------------------------------------
    Use this type of
       application                                           New Account Form or IRA Application
-----------------------------------------------------------------------------------------------------------------------------------
    Before completing         Each Fund offers a variety of features, which are described in the "Your Account" section of this
     the application                       prospectus. Please read this section before completing the application.
-----------------------------------------------------------------------------------------------------------------------------------
     Completing the
       application               If you need assistance, contact your financial representative, or call us at (800) 551-8043.
-----------------------------------------------------------------------------------------------------------------------------------
If you are sending money               Mail application and check, payable to: NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,
        by CHECK                      PO BOX 8326, BOSTON, MA 02266-8326. The Trust will not accept third-party checks.
-----------------------------------------------------------------------------------------------------------------------------------
                                      Please read the bank wire or ACH section under the "Buying Shares" section below.
If you are sending money       You will need to obtain an account number with the Trust by sending a completed application to:
   by BANK WIRE or ACH                   NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS, PO BOX 8326, BOSTON, MA 02266-8326.
                             To receive your account number, contact your financial representative or call us at (800) 551-8043.

                                                                        BUYING SHARES
   This is the minimum
  subsequent investment                                                    $10,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        The Trust is generally open on days that the New York Stock Exchange is open.
   The price you will                          All transactions received in good order before the market closes
         receive                                  (normally 4:00 p.m. Eastern time) receive that day's NAV.
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Instruct your bank to wire the amount you wish to invest to:
                                                        STATE STREET BANK & TRUST CO.--ABA #011000028
If you are sending money                                               DDA #9904-645-0
      by BANK WIRE                                           STATE STREET BOS, ATTN: MUTUAL FUNDS
                                        CREDIT: NICHOLAS-APPLEGATE [FUND NAME], [YOUR NAME], [ACCOUNT NAME OR NUMBER]
-----------------------------------------------------------------------------------------------------------------------------------
                            Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank
If you are sending money     account. To establish this option, either complete the appropriate sections when opening an account,
         by ACH                  contact your financial representative, or call us at (800) 551-8043 for further information.
                                                To initiate an ACH purchase, call the Trust at (800) 551-8043.

                                                                SELLING OR REDEEMING SHARES
                                               IN WRITING                                           BY PHONE
                             -------------------------------------------------------------------------------------------------
                                                                               Selling shares by phone is a service option which
                                                                                  must be established on your account prior to
                                                                               making a request. See the "Your Account" section,
                                                                               or contact your financial representative, or call
                                Certain requests may require a SIGNATURE            the Trust at (800) 551-8043 for further
 Things you should know       GUARANTEE. See the next section for further         information. The maximum amount which may be
                            information. You may sell up to the full account   requested by phone, regardless of account size, is
                                                 value.                            $50,000. Amounts greater than that must be
                                                                               requested in writing. If you wish to receive your
                                                                                  monies by bank wire, the minimum request is
                                                                                                    $5,000.
---------------------------------------------------------------------------------------------------------------------------------
                            If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.
---------------------------------------------------------------------------------------------------------------------------------
                                            The Trust is open on days that the New York Stock Exchange is open.
   The price you will                         All transactions received in good order before the market closes
         receive                                 (normally 4:00 p.m. Eastern time) receive that day's NAV.
---------------------------------------------------------------------------------------------------------------------------------
                           Please put your request in writing, including: the
                             name of the account owners, account number and
                             Fund you are redeeming from, and the share or
                             dollar amount you wish to sell, signed by all           Contact your financial representative,
 If you want to receive          account owners. Mail this request to:                   or call us at (800) 551-8043.
your monies by BANK WIRE        NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,          The proceeds will be sent to the existing bank
                                  PO BOX 8326, BOSTON, MA 02266-8326.                 wire address listed on the account.
                            The check will be sent to the existing bank wire
                                     address listed on the account.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                     Contact your financial representative,
                                                                                         or call us at (800) 551-8043.
 If you want to receive                                                         The proceeds will be sent in accordance with the
   your monies by ACH              Please call us at (800) 551-8043.           existing ACH instructions on the account and will
                                                                                generally be received at your bank two business
                                                                                      days after your request is received.

44

   SIMPLIFIED ACCOUNT INFORMATION

                                                                     SIGNATURE GUARANTEES
                               A signature guarantee from a financial institution is required to verify the authenticity of an
      A definition         individual's signature. It can usually be obtained from a broker, commercial or savings bank, or credit union.
-----------------------------------------------------------------------------------------------------------------------------------
                                   A signature guarantee is needed when making a written request for the following reasons:
                                                      1. When selling more than $50,000 worth of shares;
                                               2. When you want a check or bank wire sent to a name or address
    When you need one                                    that is not currently listed on the account;
                                                3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                                   4. If your address was changed within the last 60 days.

                                                                      EXCHANGING SHARES
   This is the minimum
exchange amount to open a                                                  $250,000
       new account
-----------------------------------------------------------------------------------------------------------------------------------
                                             The Trust is open on days that the New York Stock Exchange is open.
   The price you will                          All transactions received in good order before the market closes
         receive                                  (normally 4:00 p.m. Eastern time) receive that day's NAV.
-----------------------------------------------------------------------------------------------------------------------------------
                                                The exchange must be to an account with the same registration.
                             If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount
 Things you should know        equal to or greater than the Fund's minimum account size (see the "Opening an Account" section).
                                    To protect other investors, the Trust may limit the number of exchanges you can make.
-----------------------------------------------------------------------------------------------------------------------------------
                                             Contact your financial representative, or call us at (800) 551-8043.
    How to request an        The Trust will accept a request by phone if this feature was previously established on your account.
    exchange by PHONE                              See the "Your Account" section for further information.
-----------------------------------------------------------------------------------------------------------------------------------
                            Please put your exchange request in writing, including: the name on the account, the name of the Fund
    How to request an         and the account number you are exchanging from, the shares or dollar amount you wish to exchange,
    exchange by MAIL           and the Fund you wish to exchange to. Mail this request to: PO BOX 8326, BOSTON, MA 02266-8326.

   YOUR ACCOUNT

[GRAPHIC]TRANSACTION POLICIES

PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge to institutional investors and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time.

PRICING OF SHARES. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Funds' net assets by the number of its shares outstanding.

BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS. Each Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. The Fund reserves the right to refuse any purchase order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing. Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the transfer agent. Certificated shares can only be sold by returning the certificates to the transfer agent, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

[GRAPHIC]FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

MULTI CLASS STRUCTURE. Certain Funds also offer Class Q Shares, which have different service charges and other expenses that may affect their performance. You can obtain more information about these other share classes from the Distributor.

46

   YOUR ACCOUNT

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends of net investment income as follows:

           ANNUALLY                    QUARTERLY                  MONTHLY
 Global Blue Chip               Global Growth & Income    Short Intermediate
 International Core Growth      Convertible               High Quality Bond
 Worldwide Growth                                         High Yield Bond
 International Small Cap
 Emerging Countries
 Global Technology
 Greater China
 Pacific Rim
 Latin America
 Large Cap Growth
 Mid Cap Growth
 Value
 Small Cap Growth
 Mini Cap Growth

Any net capital gains are distributed annually.

DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

TAXABILITY OF DIVIDENDS. Dividends you receive from a Fund, whether reinvested or taken as cash, are generally taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY). If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC WITHDRAWALS. You may make automatic withdrawals from a Fund of $250 or more on a monthly or quarterly basis if you have an account of $15,000 or more in the Fund. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.

AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.

CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

SHAREHOLDER SERVICES. The Investment Adviser may make payments from its own resources to brokers, consultants and financial institutions for performing certain services for shareholders and for the maintenance of shareholder accounts.

   ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER

Nicholas-Applegate Capital Management (the "Investment Adviser") serves as Investment Adviser to the Funds. Arthur E. Nicholas and 22 other partners with a staff of approximately 480 employees currently manage over $30 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

INVESTMENT ADVISER COMPENSATION

Each Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement dated ____________, 1999. Each of the following Funds pays an advisory fee monthly at the following annual rates of their average net assets:

    Value Fund                                                         0.75%
    Global Technology Fund                                             1.00%
    Mini Cap Growth Fund                                               1.25%
    Pacific Rim Fund                                                   1.00%
    Greater China Fund                                                 1.00%
    Small Cap Growth Fund                                              1.00%
    Global Growth & Income Fund                                        0.85%
    Global Blue Chip Fund                                              0.80%
    Emerging Countries Fund                                            1.25%
    Latin America Fund                                                 1.25%
    High Yield Bond Fund                                               0.60%

The Worldwide Growth, International Core Growth and International Small Cap Growth Funds each pays monthly at the following annual rates:

                        1.00% on the first $500 million
                         0.90% on the next $500 million
                  0.85% on net assets in excess of $1 billion

The Short Intermediate Fund pays monthly at the following annual rates:

                        0.30% on the first $250 million
                 0.25% on net assets in excess of $750 million

The High Quality Bond Fund pays monthly at the following annual rates:

                        0.45% on the first $500 million
                         0.40% on the next $250 million
                 0.35% on net assets in excess of $750 million

The Large Cap Growth, Mid Cap Growth, and Convertible Funds each pays monthly at the following annual rates:

                        0.75% of the first $500 million
                        0.675% on the next $500 million
                  0.65% on net assets in excess of $1 billion

PORTFOLIO TURNOVER

The Investment Adviser may actively trade a Fund's portfolio securities in an attempt to achieve the Fund's investment goal. Active trading will cause the Fund to have an increased portfolio turnover rate of 200% or more, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

PORTFOLIO TRADES

The Investment Adviser is responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to the Fund, or that sell shares of the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.

48

   ORGANIZATION AND MANAGEMENT

[GRAPHIC]PORTFOLIO TEAMS

EQUITY MANAGEMENT--INTERNATIONAL/GLOBAL

ARTHUR E. NICHOLAS, MANAGING PARTNER

Chief Investment Officer

Founded firm in 1984; prior investment management experience with Pacific
    Century Advisers, Security Pacific Bank and San Diego Trust & Savings Bank

B.S.--San Diego State University

CATHERINE SOMHEGYI, PARTNER

Chief Investment Officer--Global Equity Management

Joined firm in 1987; prior investment management experience with Professional
    Asset Securities, Inc. and Pacific Century Advisers

M.B.A. and B.S.--University of Southern California

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, GLOBAL GROWTH & INCOME, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, LATIN AMERICA, PACIFIC RIM, AND GREATER CHINA

ANDREW B. GALLAGHER, PARTNER

Portfolio Manager

Joined firm in 1992; 7 years prior investment management experience with Pacific
    Century Advisors and Sentinel Asset Management

M.B.A.--San Diego State University; B.A.--University of California, Irvine

WORLDWIDE GROWTH

JOHN J. KANE, PARTNER

Portfolio Manager

Joined firm in 1994; 25 years prior investment management/economics experience with ARCO Investment Management Company and General Electric Company

M.A. and B.A.--Columbia University; M.B.A.--University of California, Los
    Angeles

GLOBAL TECHNOLOGY

PEDRO V. MARCAL, PARTNER

Portfolio Manager

Joined firm in 1994; 5 years prior investment management experience with A.B.
    Laffer, V.A. Canto & Associates, and A-Mark Precious Metals

B.A.--University of California, San Diego

EMERGING COUNTRIES

LORETTA J. MORRIS, PARTNER

Portfolio Manager

Joined firm in 1990; 10 years prior investment management experience with Collins Associates. Attended California State University, Long Beach; CFA Level II candidate

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL TECHNOLOGY, GLOBAL BLUE CHIP, AND GLOBAL GROWTH & INCOME

LARRY SPEIDELL, PARTNER, CFA

Director of Global/Systematic Portfolio Management and Research

Joined firm in 1994; 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company

M.B.A.--Harvard University; B.E.--Yale University

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, GLOBAL GROWTH & INCOME, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, GLOBAL BLUE CHIP, LATIN AMERICA, PACIFIC RIM AND GREATER CHINA

JON BORCHARDT

Portfolio Manager

Joined firm in 1994; 5 years prior investment management experience with Union
    Bank

B.S--University of San Francisco

EMERGING COUNTRIES AND LATIN AMERICA

MELISA A. GRIGOLITE

Portfolio Manager

Joined firm in 1991; prior experience with SGPA Architecture and Planning

M.S.--San Diego State University; B.S. Southwest Missouri State University

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL BLUE CHIP, AND GLOBAL GROWTH & INCOME

JESSICA HILINSKI

Portfolio Manager

Joined firm in 1996; 3 years prior experience with Eaton Vance Management and Union Capital Advisors

Attended University of Pennsylvania

EMERGING COUNTRIES

ESWAR MENON

Portfolio Manager

Joined firm in 1995; 5 years prior investment management experience with Koeneman Capital Management and Integrated Device Technology

M.B.A., summa cum laude--University of Chicago; M.S.--University of California, Santa Barbara; B.S.--Indian Institute of Technology, Madras

EMERGING COUNTRIES, GLOBAL TECHNOLOGY, AND PACIFIC RIM

ALEX MUROMCEW

Portfolio Manager

Joined firm in 1996; 6 years prior investment management experience with Jardine
    Fleming Securities (Japan); Emerging Markets Investors Corporation; Teton Partners LP

M.B.A.--Stanford University; B.A.--Dartmouth College

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL BLUE CHIP, GLOBAL TECHNOLOGY, AND GLOBAL GROWTH & INCOME

ERNESTO RAMOS, PH.D.

Senior Portfolio Manager

Joined firm in 1994; 14 years prior investment management and quantitative research experience with Batterymarch Financial Management; Bolt Beranek & Newman Inc.; and Harvard University

Ph.D.--Harvard University; B.S.--Massachusetts Institute of Technology

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, EMERGING COUNTRIES, AND LATIN AMERICA

JOHN TRIBOLET

Portfolio Manager

Joined firm in 1997; 5 years prior experience with Kemper Securities, Inc. and PaineWebber;

M.B.A.--University of Chicago; B.A.--Columbia University

WORLDWIDE GROWTH, INTERNATIONAL CORE GROWTH, INTERNATIONAL SMALL CAP GROWTH, GLOBAL BLUE CHIP, AND GLOBAL GROWTH & INCOME

AYLIN UCKUNKAYA

Investment Analyst

Joined firm in 1997; 4 years investment management experience with Global
    Securities

B.A. Istanbul University

EMERGING COUNTRIES

EQUITY MANAGEMENT--U.S.

ARTHUR E. NICHOLAS, MANAGING PARTNER

Chief Investment Officer

Founded firm in 1984; prior investment management experience with Pacific
    Century Advisers, Security Pacific Bank and San Diego Trust & Savings Bank

B.S.--San Diego State University

CATHERINE SOMHEGYI, PARTNER

Chief Investment Officer--Global Equity Management

Joined firm in 1987; prior investment management experience with Professional
    Asset Securities, Inc. and Pacific Century Advisers

M.B.A. and B.S.--University of Southern California

LARGE CAP GROWTH, LARGE CAP VALUE, VALUE, SMALL CAP GROWTH, MINI CAP GROWTH, CONVERTIBLE AND MID CAP GROWTH

THOMAS BLEAKLEY, PARTNER

Portfolio Manager

Joined firm in 1995; 3 years prior investment management experience with Twentieth Century Investors and Dell Computer Corporation

M.B.A.--University of Texas--Boston University

SMALL CAP GROWTH AND MINI CAP GROWTH

WILLIAM H. CHENOWETH, PARTNER, CFA

Portfolio Manager

Joined firm in 1998; 12 years prior investment experience with Turner Investment
    Partners, Inc., and Jefferson-Pilot Corporation

M.B.A. and B.B.A.--Emory University

MID CAP GROWTH AND LARGE CAP GROWTH

ANDREW B. GALLAGHER, PARTNER

Portfolio Manager

Joined firm in 1992; 7 years prior investment management experience with Pacific
    Century Advisors and Sentinel Asset Management

M.B.A.--San Diego State University; B.A.--University of California, Irvine

MID CAP GROWTH AND LARGE CAP GROWTH

JOHN J. KANE, PARTNER

Senior Portfolio Manager--U.S. Systematic

Joined firm in 1994; 25 years prior investment management/economics experience with ARCO Investment Management Company and General Electric Company

M.A. and B.A.--Columbia University; M.B.A.--University of California, Los
    Angeles

VALUE

LARRY SPEIDELL, PARTNER, CFA

Director of Global/Systematic Portfolio Management and Research

Joined firm in 1994; 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company

M.B.A.--Harvard University; B.E.--Yale University

VALUE

PAUL E. CLUSKEY

Investment Analyst

Joined firm in 1998; 4 years prior investment experience at SEI Investments and Piper Jaffray, Inc.

B.S.--New York University

MINI CAP GROWTH AND SMALL CAP GROWTH

50

   ORGANIZATION AND MANAGEMENT

SANDRA DURN

Portfolio Manager

Joined firm in 1994; prior experience at Science Solutions, Inc. and San Diego
    State University Economics Department (instructor)

M.A.--San Diego State University; B.A.--University of Maryland

CONVERTIBLE, HIGH YIELD BOND AND GLOBAL GROWTH & INCOME

AARON HARRIS

Portfolio Manager

Joined firm in 1995; 1 year prior investment management experience at Chemical
    Bank

B.A.--Princeton University

SMALL CAP GROWTH, MINI CAP GROWTH AND GLOBAL TECHNOLOGY

JOHN C. MCCRAW

Portfolio Manager

Joined firm in 1992; prior investment management experience with Nations Bank

M.B.A.--University of California, Irvine; B.A.--Flagler College

SMALL CAP GROWTH AND MINI CAP GROWTH

EMMY SOBIESKI, CFA

Portfolio Manager

Joined firm in 1998; 4 years prior investment experience with Farmers Insurance
    Investment Division and EEN Business Network

M.B.A.--University of Southern California; B.A.--University of San Diego

MID CAP GROWTH AND LARGE CAP GROWTH

MARK STUCKELMAN

Portfolio Manager, U.S. Systematic

Joined firm in 1995; 5 years experience with Wells Fargo Bank Investment
    Management Group; Fidelity Management Trust Co.; and BARRA

M.B.A.--University of Pennsylvania/Wharton School; B.A.--University of
    California, Berkeley

VALUE

THOMAS J. SULLIVAN

Portfolio Manager

Joined firm in 1994; 2 years prior investment experience with Donaldson, Lufkin
    & Jenrette Securities Corp.

B.S.--Rochester Institute of Technology

MID CAP GROWTH AND LARGE CAP GROWTH

FIXED INCOME

FRED S. ROBERTSON, III, PARTNER

Chief Investment Officer--Fixed Income

Joined firm in 1995; 22 years prior investment management experience with Criterion Investment Management Company and DuPont Chemical Pension Fund

M.B.A.--College of William and Mary; B.S.--Cornell University

HIGH QUALITY BOND, SHORT-INTERMEDIATE AND HIGH YIELD BOND

JAMES E. KELLERMAN, PARTNER

Portfolio Manager

Joined firm in 1995; 20 years prior investment management experience with Criterion Investment Management Company and Brown Brothers Harriman and Equitable Life Insurance Co.

M.B.A.--St. John's University; B.B.A.--Susquehanna University

HIGH QUALITY BOND AND SHORT-INTERMEDIATE

MALCOM S. DAY, CFA

Portfolio Manager

Joined firm in 1995; 3 years prior investment management experience with Payden
    & Rygel

M.B.A.--University of California, Los Angeles; B.S.-- Northern University

HIGH QUALITY BOND AND SHORT-INTERMEDIATE

DOUGLAS FORSYTH, CFA

Portfolio Manager

Joined firm in 1994; 3 years prior investment management experience with AEGON
    USA

B.B.A.--University of Iowa

HIGH YIELD BOND

JAN FRIEDLI

Portfolio Manager

Joined firm in 1997; 7 years prior investment management experience with Stone
    Capital Management, PIMCO, and the Vanguard Group, Inc.

M.B.A.--University of Chicago, B.S. Villanova University

GLOBAL GROWTH AND INCOME

SUSAN MALONE

Portfolio Manager

Joined firm in 1996; 7 years prior investment management experience with BEA
    Associates

M.B.A.--New York University; B.S.--Carnegie Mellon University

HIGH YIELD BOND

   RISKS AND OTHER INFORMATION

INVESTMENT RISKS

In pursuing their investment strategy, the Funds' portfolio securities may be subject to the following risks.

CALL RISKS. Is the possibility that an issuer may redeem a fixed income security before maturity (a "call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CREDIT RISK is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating service's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. In the case of unrated securities, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or disrupt management of the Fund's portfolio.

CURRENCY RISKS. Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

LIQUIDITY RISKS. Fixed income securities that have non investment grade credit ratings, have not been rated or that are not widely held may trade less frequently than more widely held securities. This limits trading opportunities, making it more difficult to sell or buy the security at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility. Liquidity risk [also] refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

MARKET RISK. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS RELATED TO COMPANY SIZE. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.

SECTOR RISKS. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

52

   RISKS AND OTHER INFORMATION

The Fund's Adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.

INTERNATIONAL INVESTING CONSIDERATIONS

FOREIGN SECURITIES. All of the Funds may invest in foreign securities, including money market instruments and other fixed-income securities, stock and other equity-related securities. For purposes of this limitation, the Funds do not consider ADRs and other similar receipts or shares to be foreign securities.

CURRENCY FLUCTUATIONS. When a Fund invests in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Fund in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of a Funds' investments. Also, a Fund may incur costs when converting from one currency to another.

SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of foreign countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product, rate of inflation. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities of the Funds.

A number of Asian countries are currently experiencing economic difficulties and significant declines in values in their financial markets. The unsettled condition of several Asian financial markets has also affected emerging markets in other countries and regions. These conditions could continue or deteriorate further in the future.

INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time.

Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are in many respects less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

LOWER RATED SECURITIES CONSIDERATIONS. The Funds may invest in debt and convertible securities rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to more risk than higher rated securities.

Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high-rated securities, which react primarily to movements in interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

THE FUNDS' INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements--that is the purchase by the Fund of a security that seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees.

SHORT SALES. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk of loss. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

TEMPORARY INVESTMENTS. Each Fund may, from time to time, invest all of its assets in short-term instruments to maintain liquidity or when the Investment Adviser determines that market conditions call for a temporary defensive posture. At such times a Fund would not be seeking its primary investment goal.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

HEDGING TRANSACTIONS

Each of the Funds may trade in derivative contracts to hedge portfolio holdings. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and

54

   RISKS AND OTHER INFORMATION
time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts." Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio manager could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

THE YEAR 2000

Information technology is critical to the Funds' operations. Many existing information technology products and systems containing embedded processor technology were originally programmed to represent any date by using six digits (e.g., 12/31/99), as opposed to eight digits (e.g., 12/31/1999). Accordingly such products and systems may experience malfunctions, miscalculations or disruptions when attempting to process information containing dates that fall after December 31, 1999 or when attempting to recognize the year 2000 as a leap year. These potential problems are collectively referred to as the "Y2K" problem.

There is a risk that outside service agents, such as transfer agents, portfolio accountants, stock brokers, and custodians who perform certain mission critical processing may not have remedied all of their Y2K problems. Additionally, a portion of the Funds' business involves international investments, thereby exposing the Funds to operations, custody and settlement processes outside the United States where Y2K risks may not be readily understood. Accordingly, if not addressed, Y2K issues could result in the Funds' inability to perform its mission critical functions, including trading and settling tades of portfolio securities and processing shareholder transactions.

The Investment Adviser has established an enterprise-wide project to address the issue. This includes testing, assessing, and remedying its own internal systems as well as monitoring the progress of outside service providers, international custodians and foreign brokers in addressing Y2K issues. Despite these precautions, no guarantee can be made that Y2K-related disruptions will not occur.

EURO

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Funds will treat the euro as a separate currency from that of any participating state.

The conversion may adversely affect a Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Funds' service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

The overall effect of the transition of member states' currencies to the euro is not known at this time. It is likely that more general short- and long-term ramifications can be expected, such as changes in the economic environment and change in the behavior of investors, which would affect a Fund's investments and its net asset value. In addition, although

U.S. Treasury regulations generally provide that the euro conversion will not, in itself, cause a U.S. taxpayer to realize gain or loss, other changes that may occur at the time of the conversion, such as accrual periods, holiday conventions, indices, and other features may require the realization of a gain or loss by a Fund as determined under existing tax law.

The Investment Adviser has taken steps: (1) that it believes will reasonably address euro-related changes to enable the Trust and its service providers to process transactions accurately and completely with minimal disruption to business activities; and (2) obtain reasonable assurances that appropriate steps have been taken by the Fund's other service providers to address the conversion. The Trust has not borne any expense relating to these actions.

BOND QUALITY

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet

56

   RISKS AND OTHER INFORMATION
timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                 (This page has been left blank intentionally.)

Financial Highlights
The financial highlights tables are intended to help you understand the Funds' financial performance for the period since commencement of operations. Certain information reflects financial results for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). The figures have been audited by Ernst & Young L.L.P. with respect to the fiscal year ended March 31, 1998 and the prior two fiscal years, if any, and by another independent auditor with respect to commencement of operations through March 31, 1995. Please read in conjunction with the Trust's 1998 Semi Annual and Annual Reports which are available upon request.

                                                                                           LESS DISTRIBUTIONS FROM:
                                                  INCOME FROM                            ----------------------------
                                             INVESTMENT OPERATIONS                        DIVIDENDS
                                        --------------------------------                    FROM
                           NET ASSET         NET          NET REALIZED     TOTAL FROM        NET            NET
                             VALUE        INVESTMENT     AND UNREALIZED    INVESTMENT    INVESTMENT       REALIZED
                           BEGINNING    INCOME (LOSS)    GAINS (LOSSES)    OPERATIONS      INCOME      CAPITAL GAINS
---------------------------------------------------------------------------------------------------------------------
                                                   US EQUITY FUNDS
LARGE CAP GROWTH
  For the period ended
    9/30/98                  $16.50          (0.01)            (0.15)          (0.16)           --          (0.15)
  For the year ended
    3/31/98                   13.00          (0.02)             7.55            7.53            --          (4.03)
  12/27/96 (commenced) to
    3/31/97                   12.50             --              0.50            0.50            --             --
VALUE
  For the period ended
    9/30/98                  $21.90           0.11             (2.24)           2.13            --          (0.93)
  For the year ended
    3/31/98                   15.06             --              8.27            8.27            --          (1.43)
  4/30/96 (commenced) to
    3/31/97                   12.50           1.50              3.11            4.61         (1.44)         (0.61)
MID CAP GROWTH
  For the period ended
    9/30/98                  $17.16          (0.05)            (3.00)          (3.05)           --          (0.65)
  For the year ended
    3/31/98                   15.39          (0.07)             6.00            5.93            --          (4.16)
  For the year ended
    3/31/97                   16.26          (0.08)             0.49            0.41            --          (1.28)
  For the year ended
    3/31/96                   12.62          (0.03)             4.47            4.44            --          (0.80)
  For the year ended
    3/31/95                   12.68          (0.01)             0.38            0.37            --          (0.43)
  4/19/93 (commenced) to
    3/31/94                   12.50          (0.01)             0.92            0.91            --          (0.73)
SMALL CAP GROWTH
  For the period ended
    9/30/98                  $14.17           0.70             (4.45)          (3.75)           --          (0.25)
  For the year ended
    3/31/98                   11.06          (0.03)             5.10            5.07            --          (1.96)
  For the year ended
    3/31/97                   15.10          (0.08)            (0.31)          (0.39)           --          (3.65)
  For the year ended
    3/31/96                   11.58          (0.11)             4.45            4.34            --          (0.82)
  For the year ended
    3/31/95                   11.38          (0.05)             0.95            0.90            --          (0.70)
  10/1/93 (commenced) to
    3/31/94                   12.50          (0.04)            (0.69)          (0.73)           --          (0.39)
MINI CAP GROWTH
  For the period ended
    9/30/98                  $25.05          (0.18)            (6.62)          (6.80)           --          (0.42)
  For the year ended
    3/31/98                   15.94          (0.17)            10.93           10.76            --          (1.65)
  For the year ended
    3/31/97                   15.85          (0.17)             0.84            0.67            --          (0.58)
  7/12/95 (commenced) to
    3/31/96                   12.50          (0.05)             3.40            3.35            --             --
BALANCED GROWTH
  For the period ended
    9/30/98                  $17.66           0.24             (0.06)           0.18         (0.29)         (1.89)
  For the year ended
    3/31/98                   13.94           0.34              5.14            5.48         (0.37)         (1.39)
  For the year ended
    3/31/97                   14.20           0.36              0.75            1.11         (0.33)         (1.04)
  For the year ended
    3/31/96                   12.01           0.37              2.19            2.56         (0.37)            --
  For the year ended
    3/31/95                   11.71           0.22              0.30            0.52         (0.22)            --
  10/1/93 (commenced) to
    3/31/94                   12.50           0.08             (0.79)          (0.71)        (0.08)            --
CONVERTIBLE
  For the period ended
    9/30/98                  $18.64           0.25             (1.42)          (1.17)        (0.29)         (0.18)
  For the year ended
    3/31/98                   14.97           0.47              4.20            4.67         (0.47)         (0.53)
  For the year ended
    3/31/97                   14.45           0.51              1.51            2.02         (0.52)         (0.98)
  For the year ended
    3/31/96                   11.86           0.53              2.59            3.12         (0.53)            --
  For the year ended
    3/31/95                   13.39           0.54             (0.85)          (0.31)        (0.54)         (0.68)
  4/19/93 (commenced) to
    3/31/94                   12.50           0.42              2.12            2.63         (0.42)         (1.23)

                                                US FIXED INCOME FUNDS
HIGH QUALITY BOND
  For the period ended
    9/30/98                  $13.10           0.44              0.17            0.61         (0.38)         (0.28)
  For the year ended
    3/31/98                   12.54           0.84              0.70            1.54         (0.84)         (0.14)
  For the year ended
    3/31/97                   12.72           0.79             (0.17)           0.62         (0.80)            --
  8/31/95 (commenced) to
    3/31/96                   12.50           0.45              0.47            0.92         (0.44)         (0.26)
HIGH YIELD BOND
  For the period ended
    9/30/98                  $13.46           0.60             (1.29)          (0.69)        (0.65)            --
  For the year ended
    3/31/98                   13.20           1.11              2.02            3.13         (1.15)         (1.72)
  7/31/96 (commenced) to
    3/31/97                   12.50           0.74              0.95            1.69         (0.73)         (0.26)
STRATEGIC INCOME
  For the period ended
    9/30/98                  $13.44           0.56             (1.86)          (1.13)        (0.54)            --
  For the year ended
    3/31/98                   13.06           0.95              1.53            2.48         (0.95)         (1.15)
  7/31/96 (commenced) to
    3/31/97                   12.50           0.61              0.76            1.37         (0.61)         (0.20)
SHORT INTERMEDIATE
  For the period ended
    9/30/98                  $12.76           0.42              0.14            0.56         (0.42)            --
  For the year ended
    3/31/98                   12.66           0.83              0.10            0.93         (0.83)            --
  For the year ended
    3/31/97                   12.79           0.79             (0.13)           0.66         (0.79)            --
  8/31/95 (commenced) to
    3/31/96                   12.50           0.37              0.29            0.66         (0.37)            --

----------------------------------------

(a) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Net investment income ratios would have been lower had such reductions not occurred.

--------------------------------------------------------------------------------

                                                                        RATIOS TO AVERAGE NET ASSETS (a)
                                                                  ---------------------------------------------
                                                                     NET
                                                                  INVESTMENT
                           NET ASSET                                INCOME
                             VALUE                 NET ASSETS,      BEFORE                              AFTER     PORTFOLIO
                             END OF      TOTAL        ENDING       EXPENSE      TOTAL      EXPENSE     EXPENSE    TURNOVER
                             PERIOD      RETURN     (IN 000s)     REIMBURSEMENTS EXPENSES REIMBURSEMENTS REIMBURSEMENTS   RATE
--------------------------------------------------------------------------------------------------------------------------
                                                     US EQUITY FUNDS
LARGE CAP GROWTH
  For the period ended
    9/30/98                  $16.19      (1.09%)      $ 2,490         (0.11%)     1.62%       (0.64%)     0.98%      125%
  For the year ended
    3/31/98                   16.50      63.32%         2,556         (0.17%)     3.67%       (2.66%)     1.01%      306%
  12/27/96 (commenced) to
    3/31/97                   13.00       4.00%         1,293         (0.06%)     4.99%       (3.99%)     1.00%      321%
VALUE
  For the period ended
    9/30/98                  $18.84     (10.35%)      $ 6,847          0.84%      1.94%       (0.94%)     1.00%       52%
  For the year ended
    3/31/98                   21.90      57.78%        10,260          2.33%      2.46%       (1.45%)     1.01%       55%
  4/30/96 (commenced) to
    3/31/97                   15.06      26.77%         3,062          1.64%      3.34%       (2.34%)     1.00%      139%
MID CAP GROWTH
  For the period ended
    9/30/98                  $13.46     (18.49%)      $122,822        (0.41%)     1.05%       (0.12%)     0.93%       67%
  For the year ended
    3/31/98                   17.16      42.49%       169,412         (0.72%)     1.19%       (0.22%)     0.97%      200%
  For the year ended
    3/31/97                   15.39       1.74%       156,443         (0.45%)     1.02%       (0.02%)     1.00%      153%
  For the year ended
    3/31/96                   16.26      35.81%       149,969         (0.32%)     1.06%       (0.08%)     0.98%      114%
  For the year ended
    3/31/95                   12.62       3.30%        72,826         (0.06%)     1.07%       (0.08%)     0.99%       98%
  4/19/93 (commenced) to
    3/31/94                   12.68       6.84%        77,947         (0.07%)     1.14%       (0.17%)     0.97%       85%
SMALL CAP GROWTH
  For the period ended
    9/30/98                  $10.17     (26.86%)      $162,157        (0.55%)     1.26%       (0.10%)     1.16%       42%
  For the year ended
    3/31/98                   14.17      47.38%       257,599         (1.16%)     1.44%       (0.25%)     1.19%       92%
  For the year ended
    3/31/97                   11.06      (5.66%)      167,230         (0.72%)     1.26%       (0.09%)     1.17%      113%
  For the year ended
    3/31/96                   15.10      38.27%       224,077         (0.62%)     1.20%       (0.04%)     1.16%      130%
  For the year ended
    3/31/95                   11.58       8.69%       206,696         (0.58%)     1.24%       (0.06%)     1.18%      100%
  10/1/93 (commenced) to
    3/31/94                   11.38      (6.06%)      165,940         (0.83%)     1.18%       (0.01%)     1.17%       51%
MINI CAP GROWTH
  For the period ended
    9/30/98                  $17.83     (27.58%)      $52,708         (1.12%)     1.71%       (0.16%)     1.55%       48%
  For the year ended
    3/31/98                   25.05      68.89%        82,122         (2.51%)     1.83%       (0.26%)     1.57%      113%
  For the year ended
    3/31/97                   15.94       3.90%        28,712         (1.08%)     1.99%       (0.43%)     1.56%      164%
  7/12/95 (commenced) to
    3/31/96                   15.85      26.80%        25,237         (0.98%)     2.46%       (0.91%)     1.55%      107%
BALANCED GROWTH
  For the period ended
    9/30/98                  $15.66      (1.25%)      $   989          2.76%      1.26%       (0.27%)     0.99%       98%
  For the year ended
    3/31/98                   17.66      40.38%           992          4.21%      3.44%       (2.43%)     1.01%      260%
  For the year ended
    3/31/97                   13.94       7.46%           710          2.49%      7.37%       (6.37%)     1.00%      213%
  For the year ended
    3/31/96                   14.20      21.45%           625          2.74%      9.90%       (8.90%)     1.00%      197%
  For the year ended
    3/31/95                   12.01       4.56%           284          2.06%     20.66%      (19.66%)     1.00%      110%
  10/1/93 (commenced) to
    3/31/94                   11.71      (5.66%)          143          1.59%     43.16%      (42.17%)     0.99%       85%
CONVERTIBLE
  For the period ended
    9/30/98                  $17.00      (6.49%)      $70,316          2.71%      1.08%       (0.15%)     0.93%       71%
  For the year ended
    3/31/98                   18.64      31.78%        80,084          6.25%      1.20%       (0.23%)     0.97%      160%
  For the year ended
    3/31/97                   14.97      14.37%        18,344          3.43%      1.37%       (0.37%)     1.00%      167%
  For the year ended
    3/31/96                   14.45      26.69%        17,239          3.88%      1.53%       (0.53%)     1.00%      145%
  For the year ended
    3/31/95                   11.86      (2.02%)       12,506          4.28%      1.48%       (0.48%)     1.00%      126%
  4/19/93 (commenced) to
    3/31/94                   13.39      20.18%        18,332          3.36%      1.50%       (0.51%)     0.99%      178%

                                                  US FIXED INCOME FUNDS
HIGH QUALITY BOND
  For the period ended
    9/30/98                  $13.05       4.72%       $15,413          6.59%      0.99%       (0.53%)     0.46%      170%
  For the year ended
    3/31/98                   13.10      12.60%        15,759         12.80%      1.64%       (1.18%)     0.46%      407%
  For the year ended
    3/31/97                   12.54       4.98%        15,865          6.12%      3.74%       (3.29%)     0.45%      190%
  8/31/95 (commenced) to
    3/31/96                   12.72       5.49%         4,413          6.39%      6.45%       (6.00%)     0.45%       60%
HIGH YIELD BOND
  For the period ended
    9/30/98                  $12.12      (5.35%)      $ 9,380          9.24%      1.39%       (0.64%)     0.75%      133%
  For the year ended
    3/31/98                   13.46      25.49%        10,771          8.28%      2.66%       (1.90%)     0.76%      484%
  7/31/96 (commenced) to
    3/31/97                   13.20      13.90%         4,608          8.47%      1.95%       (1.20%)     0.75%      465%
STRATEGIC INCOME
  For the period ended
    9/30/98                  $11.60      (9.87%)      $ 3,807          8.68%      2.78%       (2.04%)     0.74%      143%
  For the year ended
    3/31/98                   13.44      20.06%         4,241         14.04%      3.62%       (2.86%)     0.76%      326%
  7/31/96 (commenced) to
    3/31/97                   13.06      11.07%         4,206          6.97%      2.33%       (1.56%)     0.77%      212%
SHORT INTERMEDIATE
  For the period ended
    9/30/98                  $12.90       4.43%       $13,594          6.36%      1.22%       (0.89%)     0.33%       49%
  For the year ended
    3/31/98                   12.76       7.50%        13,535         13.03%      1.51%       (1.15%)     0.36%      197%
  For the year ended
    3/31/97                   12.66       5.30%         5,364          6.18%      2.86%       (2.51%)     0.35%      132%
  8/31/95 (commenced) to
    3/31/96                   12.79       5.33%         4,726          5.81%      3.17%       (2.82%)     0.35%      114%

----------------------------------------

(a) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Net investment income ratios would have been lower had such reductions not occurred.

--------------------------------------------------------------------------------

                                                                                           LESS DISTRIBUTIONS FROM:
                                                  INCOME FROM                            ----------------------------
                                             INVESTMENT OPERATIONS                        DIVIDENDS
                                        --------------------------------                    FROM
                           NET ASSET         NET          NET REALIZED     TOTAL FROM        NET            NET
                             VALUE        INVESTMENT     AND UNREALIZED    INVESTMENT    INVESTMENT       REALIZED
                           BEGINNING    INCOME (LOSS)    GAINS (LOSSES)    OPERATIONS      INCOME      CAPITAL GAINS
---------------------------------------------------------------------------------------------------------------------
                                             INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period ended
    9/30/98                  $18.55           0.03             (1.72)          (1.69)           --             --
  For the year ended
    3/31/98                   14.13          (0.02)             5.12            5.10            --          (0.68)
  12/27/96 (commenced) to
    3/31/97                   12.50             --              1.63            1.63            --             --
INTERNATIONAL SMALL CAP
  GROWTH
  For the period ended
    9/30/98                  $18.45           0.09             (1.54)          (1.45)           --          (0.39)
  For the year ended
    3/31/98                   17.02          (0.13)             5.50            5.37            --          (3.94)
  For the year ended
    3/31/97                   15.05             --              2.28            2.28         (0.08)         (0.23)
  For the year ended
    3/31/96                   13.09           0.06              2.02            2.08         (0.12)            --
  For the year ended
    3/31/95                   13.47           0.02             (0.22)          (0.20)        (0.06)         (0.12)
  12/31/93 (commenced) to
    3/31/94                   12.50           0.01              0.96            0.97            --             --
EMERGING COUNTRIES
  For the period ended
    9/30/98                  $17.15           0.03             (6.22)          (6.19)           --          (0.07)
  For the year ended
    3/31/98                   17.45           0.09              1.23            1.32            --          (1.62)
  For the year ended
    3/31/97                   14.02          (0.06)             3.67            3.61         (0.05)         (0.13)
  For the year ended
    3/31/96                   10.91             --              3.16            3.16         (0.05)            --
  11/28/94 (commenced) to
    3/31/95                   12.50           0.08             (1.66)          (1.58)        (0.01)            --
GREATER CHINA
  For the period ended
    9/30/98                  $14.14           0.09             (4.06)          (3.97)           --             --
  12/31/97 (commenced) to
    3/31/98                   12.50           0.02              1.62            1.68            --             --
LATIN AMERICA
  For the period ended
    9/30/98                  $13.92           0.08             (5.36)          (5.28)           --             --
  11/28/97 (commenced) to
    3/31/98                   12.50           0.15              1.27            1.42            --             --
PACIFIC RIM
  For the period ended
    9/30/98                  $12.66          (0.02)            (3.03)          (3.05)           --             --
  12/31/97 (commenced) to
    3/31/98                   12.50           0.02              0.14            0.16            --             --

                                                 GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the period ended
    9/30/98                  $17.90          (0.22)            (0.86)          (1.08)        (0.64)         (0.62)
  For the year ended
    3/31/98                   14.21           0.25              4.56            4.81            --          (1.12)
  For the year ended
    3/31/97                   15.42          (0.12)             2.08            1.96            --          (3.17)
  For the year ended
    3/31/96                   13.06           0.06              2.58            2.64         (0.28)            --
  For the year ended
    3/31/95                   13.15          (0.01)            (0.04)          (0.05)        (0.04)            --
  10/1/93 (commenced) to
    3/31/94                   12.50             --              0.65            0.65            --             --
GLOBAL BLUE CHIP
  For the period ended
    9/30/98                  $14.81           0.01             (0.48)          (0.47)           --             --
  9/30/97 (commenced) to
    3/31/98                   12.50             --              2.31            2.31            --             --
GLOBAL GROWTH & INCOME
  For the period ended
    9/30/98                  $14.25           0.16             (1.32)          (1.16)        (0.07)         (0.66)
  6/30/97 (commenced) to
    3/31/98                   12.50           0.09              3.86            3.95         (0.09)         (2.11)
GLOBAL TECHNOLOGY
  7/31/98 (commenced) to
    9/30/98                  $12.50          (0.01)            (0.69)          (0.70)           --             --

                                              GLOBAL FIXED INCOME FUND
EMERGING MARKETS BOND
  For the period ended
    9/30/98                  $12.19           0.69             (4.97)          (4.28)        (0.69)            --
  9/30/97 (commenced) to
    3/31/98                   12.50           0.59             (0.28)          (0.31)        (0.59)         (0.03)

----------------------------------------

(a) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Net investment income ratios would have been lower had such reductions not occurred.

--------------------------------------------------------------------------------

                                                                        RATIOS TO AVERAGE NET ASSETS (a)
                                                                  ---------------------------------------------
                                                                     NET
                                                                  INVESTMENT
                           NET ASSET                                INCOME
                             VALUE                 NET ASSETS,      BEFORE                              AFTER     PORTFOLIO
                             END OF      TOTAL        ENDING       EXPENSE      TOTAL      EXPENSE     EXPENSE    TURNOVER
                             PERIOD      RETURN     (IN 000s)     REIMBURSEMENTS EXPENSES REIMBURSEMENTS REIMBURSEMENTS   RATE
--------------------------------------------------------------------------------------------------------------------------
                                                INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period ended
    9/30/98                  $16.86      (9.06%)      $56,561          0.44%      1.51%       (0.23%)     1.28%      101%
  For the year ended
    3/31/98                   18.55      36.91%        32,305         (0.12%)     1.92%       (0.51%)     1.41%      274%
  12/27/96 (commenced) to
    3/31/97                   14.13      13.04%         4,593          0.43%      3.14%       (1.74%)     1.40%       76%
INTERNATIONAL SMALL CAP
  GROWTH
  For the period ended
    9/30/98                  $16.61      (8.23%)      $53,646          0.12%      1.57%       (0.19%)     1.38%       82%
  For the year ended
    3/31/98                   18.45      37.02%        42,851         (0.91%)     1.94%       (0.53%)     1.41%      198%
  For the year ended
    3/31/97                   17.02      15.25%        48,505         (0.38%)     1.68%       (0.28%)     1.40%      206%
  For the year ended
    3/31/96                   15.05      15.99%        20,245          0.34%      2.44%       (1.04%)     1.40%      141%
  For the year ended
    3/31/95                   13.09      (1.54%)       16,924          0.19%      1.92%       (0.52%)     1.40%       75%
  12/31/93 (commenced) to
    3/31/94                   13.47       7.60%         3,668          0.36%      2.35%       (0.95%)     1.40%       24%
EMERGING COUNTRIES
  For the period ended
    9/30/98                  $10.89     (36.21%)      $96,708          0.88%      1.87%       (0.24%)     1.63%      117%
  For the year ended
    3/31/98                   17.15       8.77%        88,063          1.15%      2.02%       (0.36%)     1.66%      243%
  For the year ended
    3/31/97                   17.45      25.48%        56,918         (0.52%)     1.87%       (0.22%)     1.65%      176%
  For the year ended
    3/31/96                   14.02      29.06%         6,878          0.29%      3.59%       (1.94%)     1.65%      118%
  11/28/94 (commenced) to
    3/31/95                   10.91     (12.64%)        2,021          1.73%      2.14%       (0.49%)     1.65%       61%
GREATER CHINA
  For the period ended
    9/30/98                  $10.17     (28.08%)      $   850          1.63%      8.34%       (6.96%)     1.38%       89%
  12/31/97 (commenced) to
    3/31/98                   14.14      13.12%         1,192          0.57%      4.70%       (3.30%)     1.40%       34%
LATIN AMERICA
  For the period ended
    9/30/98                  $ 8.64     (37.93%)      $   764          1.48%      8.93%       (7.30%)     1.63%      306%
  11/28/97 (commenced) to
    3/31/98                   13.92      11.14%         1,184          3.33%      5.20%       (3.55%)     1.65%      188%
PACIFIC RIM
  For the period ended
    9/30/98                  $ 9.61     (24.10%)      $   896         (0.32%)     8.38%       (7.00%)     1.38%      313%
  12/31/97 (commenced) to
    3/31/98                   12.66       1.28%         1,197          0.74%      4.50%       (3.10%)     1.40%       86%

                                                   GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the period ended
    9/30/98                  $15.56      (7.27%)      $ 6,427          0.11%      1.44%       (0.10%)     1.34%      122%
  For the year ended
    3/31/98                   17.90      35.08%        11,686         (0.31%)     1.87%       (0.51%)     1.36%      202%
  For the year ended
    3/31/97                   14.21      13.18%         2,656         (0.43%)     3.05%       (1.70%)     1.35%      182%
  For the year ended
    3/31/96                   15.42      20.37%         3,613          0.20%      2.60%       (1.25%)     1.35%      132%
  For the year ended
    3/31/95                   13.06      (0.34%)        4,087          0.05%      2.50%       (1.15%)     1.35%       99%
  10/1/93 (commenced) to
    3/31/94                   13.15       5.20%         2,982          0.05%      3.58%       (2.24%)     1.34%       95%
GLOBAL BLUE CHIP
  For the period ended
    9/30/98                  $14.34      (3.17%)      $ 6,440          0.12%      2.22%       (1.00%)     1.22%      155%
  9/30/97 (commenced) to
    3/31/98                   14.81      (8.67%)        7,320         (0.06%)     2.14%       (0.94%)     1.20%      238%
GLOBAL GROWTH & INCOME
  For the period ended
    9/30/98                  $12.36      (8.67%)      $ 5,000          2.36%      3.29%       (1.95%)     1.34%      173%
  6/30/97 (commenced) to
    3/31/98                   14.25      36.25%         6,065          7.13%      2.45%       (1.09%)     1.36%      100%
GLOBAL TECHNOLOGY
  7/31/98 (commenced) to
    9/30/98                  $11.80      (5.60%)      $ 1,696         (0.54%)     5.50%       (4.26%)     1.24%       85%

                                                 GLOBAL FIXED INCOME FUND
EMERGING MARKETS BOND
  For the period ended
    9/30/98                  $ 7.22     (36.05%)      $   728         12.95%      5.04%       (4.11%)     0.93%      239%
  9/30/97 (commenced) to
    3/31/98                   12.19       2.67%         2,244          9.79%      3.31%       (2.36%)     0.95%      221%

----------------------------------------

(a) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Net investment income ratios would have been lower had such reductions not occurred.

--------------------------------------------------------------------------------

62

   PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS

    The following table sets forth historical performance information for shares of the Mid Cap Growth, Convertible and International Small Cap Growth Funds. It includes historical performance information for the Institutional Portfolios which preceded the Funds prior to the reorganization of the Trust in March 1998 and for the following investment partnerships which preceded such Institutional
Portfolios: Mid Cap Growth Fund-- includes performance information for Whitehall Partners, a California limited partnership the assets of which were transferred to the predecessor of the Mid Cap Growth Fund in April 1993; Convertible Fund--includes performance information for Coventry Partners, a California limited partnership the assets of which were transferred to the predecessor of the Convertible Fund in April 1993; International Small Cap Growth Fund-- includes performance information for Huntington Partners, a California limited partnership the assets of which were transferred to the predecessor of the International Small Cap Growth Fund in January 1994.

    All information set forth in the table relies on data supplied by the Investment Adviser or from statistical services, reports or other sources believed by the Investment Adviser to be reliable. However, such information has not been verified and is unaudited. See "Performance Information" in the Statement of Additional Information for information about calculation of total return.

    The Investment Adviser has advised the Trust that such partnerships were operated with materially equivalent investment objectives, policies, strategies and restrictions, as such Institutional Portfolios, and their assets were transferred to such Portfolios prior to the effective date of the Portfolios' registration statement. It has indicated that such results for the prior partnerships have been adjusted to reflect the deduction of the fees and expenses of the Portfolios (including Rule 12b-1 fees) and, for the period preceding the reorganization of the Trust, the proportionate shares of the operating expenses of the corresponding master funds of the Master Trust (including advisory fees), and give effect to transaction costs (such as sales loads) as well as reinvestment of income and gains. However, the prior investment partnerships were not registered under the 1940 Act and were not subject to certain investment restrictions imposed by such Act; if they had been so registered, their performance might have been adversely affected.

    The results presented on the following pages may not necessarily equate with the return experienced by any particular shareholder or partner as a result of the timing of investments and redemptions. In addition, the effect of taxes on any shareholder, partner or trust beneficiary will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

                                                                           INTERNATIONAL SMALL
                          MID CAP GROWTH            CONVERTIBLE          CAP GROWTH PERFORMANCE
                           PERFORMANCE              PERFORMANCE
                                   RUSSELL                  CS FIRST    INTERNATIONAL   SALOMON
                       MID CAP     MID CAP                   BOSTON       SMALL CAP      EPAC/
                        GROWTH      GROWTH    CONVERTIBLE  CONVERTIBLE     GROWTH         EMI
  YEAR                   FUND      INDEX(1)      FUND       INDEX(2)        FUND        INDEX(3)
  1985(4)               24.74%       n/a          n/a          n/a           n/a          n/a
  1986(4)               32.85       17.55%        n/a          n/a           n/a          n/a
  1987                   3.59        2.76       (3.12)%      (0.22)%         n/a          n/a
  1988                  12.67       12.92        19.88        13.41          n/a          n/a
  1989                  33.92       31.48        28.39        13.76          n/a          n/a
  1990(4)                0.73       (5.13)       1.84        (6.89)       (17.48)%      (16.96)%
  1991                  55.52       47.02        38.36        29.11         11.78         6.66
  1992                  13.55        8.71        9.84         17.58        (12.36)      (15.42)
  1993                  19.77      (11.19)       27.08        18.55         26.03        30.34
  1994                 (10.52)      (2.17)      (7.59)       (4.72)         8.61          9.44
  1995(4)               38.67       33.99        22.26        23.72         6.00          4.79
  1996                  16.46       17.48        21.02        13.84         18.27         6.47
  1997                  16.66       22.58        23.30        16.92         14.09       (10.27)
  1998                  14.65       17.86        21.54        6.55          36.34        14.05
  Last year(5)          14.65       17.86        21.54        6.55          36.34        14.05
  Last 5 years(5)       14.07       17.34        15.43        10.83         16.19         4.56
  Last 10 years(5)      18.62       17.30        15.43        12.29          n/a          n/a
  Since inception(5)    19.54       15.79        16.11        11.28         9.39          2.35

1 The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell Midcap Growth Index is considered generally representative of the U.S. market for midcap stocks. The average market capitalization is approximately $4 billion, the median market capitalization is approximately $2.5 billion, and the largest company in the Index had an approximate market capitalization of $8.7 billion. This Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index was not available until 1986.
2 The CS First Boston Convertible Index is an unmanaged market weighted index representing the universe of convertible securities, whether they are convertible preferred stocks or convertible bonds. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions or markups, or other expenses of investing.
3 The Salomon EPAC Extended Market Index ("EMI") is an unmanaged index that includes shares of approximately 2,800 companies in 22 countries excluding Canada and the United States. Companies included in the Index are smaller capitalization companies with available float market capitalizations greater than U.S. $100 million. Only issuers that are legally and practically available to outside investors are included in the Index. Index returns reflect the reinvestment of income dividends and capital gains distributions, if any, but do not reflect fees, brokerage commissions, or other expenses of investing.
4 Inception dates are as follows: Core Growth Institutional Portfolio (predecessor to the Class I shares of the Mid Cap Growth Fund)--September 30, 1985 (registration statement effective June 30, 1994); Income & Growth Institutional Portfolio (predecessor Series to the Class I shares of the Convertible Fund)--December 31, 1986 (registration statement effective April 19, 1993); International Small Cap Growth Institutional Portfolio (predecessor to the Class I shares of the International Small Cap Growth
     Fund)--June 7, 1990 (registration statement effective January 3, 1994).
5    Through December 31, 1998.

      NEW ACCOUNT FORM (NON-IRA)
FOR AN IRA ACCOUNT APPLICATION, CALL 800 - 551-8043.

N I C H O L A S-A P P L E G A T E-REGISTERED TRADEMARK-
MAIL TO:
Nicholas-Applegate Institutional Funds
PO Box 8326
Boston, MA 02266-8326
800 - 551-8043
 1. YOUR ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
PLEASE PRINT. COMPLETE ONE SECTION ONLY. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ / INDIVIDUAL OR JOINT ACCOUNT
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                           First Name                         Middle Initial           Last Name             Social Security Number
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                      Joint Tenant (IF ANY)                   Middle Initial           Last Name             Social Security Number
/ / GIFT OR TRANSFER TO MINOR (UGMA/UTMA)
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                Custodian's First Name (ONLY ONE)             Middle Initial           Last Name
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                  Minor's First Name (ONLY ONE)               Middle Initial           Last Name
                               _ _                                           _ _ _  - _ _  - _ _ _ _
                                            _ _  - _ _  - _ _
     Minor's State of Residence        Minor's Date of Birth                    Minor's Social Security
                                                                                         Number

/ /  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY (CORPORATE RESOLUTION REQUIRED)
                                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                        Name of Trust, Corporation or Other Entity
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                    _ _  - _ _  - _ _ _ _
                               Trustee Name(s) or Type of Entity                                Date of Trust Agreement
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _ _  - _ _ _ _ _ _ _
                                 Name of Beneficiary (OPTIONAL)                              Taxpayer Identification Number

  2. YOUR ADDRESS
--------------------------------------------------------------------------------
Do you have any other identically registered Nicholas-Applegate accounts?
 / / Yes / / No

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Street Address or PO Box Number Apartment Number
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _         _ _         _ _ _ _ _  - _ _ _ _
City        State            Zip
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Home Phone
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Business Phone
CITIZENSHIP:/ / U.S.
/ / Resident Alien
/ / Non-resident Alien
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Specify Country (if not U.S.)

  3. YOUR INVESTMENT
--------------------------------------------------------------------------------
Please select your fund. See prospectus for investment minimums.

                      CLASS                        AMOUNT
---------------------------------------------------------
Emerging Countries                   I(179) / /    $
---------------------------------------------------------
International Small Cap Growth       I(356) / /    $
---------------------------------------------------------
International Core Growth            I(180) / /    $
---------------------------------------------------------
Worldwide Growth                     I(374) / /    $
---------------------------------------------------------
Global Growth & Income               I(970) / /    $
---------------------------------------------------------
Global Blue Chip                     I(943) / /    $
---------------------------------------------------------
Pacific Rim                          I(789) / /    $
---------------------------------------------------------
Greater China                        I(788) / /    $
---------------------------------------------------------
Latin America                        I(787) / /    $
---------------------------------------------------------
Mini Cap Growth                      I(753) / /    $
---------------------------------------------------------
Small Cap Growth                     I(359) / /    $
---------------------------------------------------------
Mid Cap Growth                       I(371) / /    $
---------------------------------------------------------
Large Cap Growth                     I(181) / /    $
---------------------------------------------------------
Convertible                          I(372) / /    $
---------------------------------------------------------
Value                                I(378) / /    $
---------------------------------------------------------
Short Intermediate                   I(182) / /    $
---------------------------------------------------------
High Quality Bond                    I(183) / /    $
---------------------------------------------------------
High Yield Bond                      I(377) / /    $
---------------------------------------------------------
Global Technology                    I(437) / /    $
---------------------------------------------------------
Other                                              $
---------------------------------------------------------
TOTAL                                              $
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------

 4. YOUR METHOD OF PAYMENT
--------------------------------------------------------------------------------

/ / BY CHECK: Payable to NICHOLAS-APPLEGATE
INSTITUTIONAL FUNDS                                / / BY EXCHANGE: Fund name from which
(Third party checks will NOT be accepted.)                         you are exchanging                 _ _ _ _ _ _ _ _ _ _ _ _ _
/ / BY WIRE: Please call 1-800-551-8043 for your
account number                                     / / BY CONFIRM TRADE ORDER: Trade Order #          _ _ _ _ _ _ _ _ _ _ _ _ _

 5. YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS
--------------------------------------------------------------------------------
Distributions will automatically be reinvested in additional shares of your Fund(s) unless you check the box(es) below.
DIVIDENDS (CHECK ONE)   / / Reinvest  / / Cash            CAPITAL GAINS (CHECK
ONE)   / / Reinvest  / / Cash
/ / CROSS FUND REINVESTMENT+ (OPTIONAL)--Reinvest all dividends and capital gains into an existing account in another Nicholas-Applegate Fund.

From _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  To  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                              Fund Name                                                        Fund Name

+MUST BE SAME ACCOUNT TYPE AND CLASS OF SHARES. MUST BE A $5,000 MINIMUM ACCOUNT VALUE FOR THIS SERVICE.

                                SERVICE OPTIONS
--------------------------------------------------------------------------------
 6. TELEPHONE REDEMPTIONS AND EXCHANGES
--------------------------------------------------------------------------------
This allows you to use the telephone to redeem or exchange shares, unless you check the box below. Redemptions will be made payable to the registered owner(s) and mailed to the address of record. Maximum redemption by telephone is $50,000.
/ / I do not want telephone redemption privilege.   / / I do not want telephone
exchange privilege.

 7. SYSTEMATIC INVESTMENT--TO MY MUTUAL FUND ACCOUNT VIA ACH
--------------------------------------------------------------------------------
/ / Check this box to invest on a regular basis from your bank account. Please complete "Checking Account Information" (SECTION 10).

    _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   $_ _ ,_ _ _ ._ _   _ _     _                  _
                            Fund Name                          Amount ($50 MINIMUM)  Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)
    _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   $_ _ ,_ _ _ ._ _   _ _     _                  _
                            Fund Name                          Amount ($50 MINIMUM)  Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  8. SYSTEMATIC EXCHANGES--FROM ONE NICHOLAS-APPLEGATE MUTUAL FUND ACCOUNT TO ANOTHER
--------------------------------------------------------------------------------
/ / Check this box to exchange on a regular basis from one Nicholas-Applegate account to another.

     FROM:
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                                         Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
                                 Amount ($50 MINIMUM, $5,000 MINIMUM ACCOUNT VALUE)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
           Account Number (IF KNOWN)
     TO:
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                                         Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
                                 Amount ($50 MINIMUM, $5,000 MINIMUM ACCOUNT VALUE)

     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

           Account Number (IF KNOWN)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  9. SYSTEMATIC WITHDRAWAL--FROM MY MUTUAL FUND ACCOUNT VIA ACH OR CHECK
--------------------------------------------------------------------------------
/ / Check this box to withdraw on a regular basis from my mutual fund account. Please complete "Checking Account Information" below (SECTION 10):

     BY ACH TO MY BANK ACCOUNT
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                                         Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
                                    Amount ($50 MINIMUM, $5,000 MIN. ACCOUNT VALUE)
     BY CHECK (DO NOT NEED TO COMPLETE
     SECTION 10)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                                                                                     1 5
                   Fund Name                                                         Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
                                    Amount ($50 MINIMUM, $5,000 MIN. ACCOUNT VALUE)

  SEND PROCEEDS TO:
  / / Address of record
  / / Special Payee (LIST BELOW)

     INDIVIDUAL OR JOINT ACCOUNT
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _         _         _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
               First Name            Middle Initial            Last Name

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _              _ _ _ _ _  - _ _ _ _
           Address                           City               State                     Zip

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  10. CHECKING ACCOUNT INFORMATION--FOR ACH OR REDEMPTIONS BY WIRE
--------------------------------------------------------------------------------
Must be completed for Sections 7 and 9. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                              Name of Institution

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _      _ _ _ _ _  - _ _ _ _
           Address                           City               State              Zip

_ _ _ _ _ _ _ _ _        _ _ _ _ _ _ _ _ _ _ _ _ _
Bank ABA Routing Number        Bank Account Number
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
   Any joint owner of your bank account who is NOT a joint owner of your fund account(s) must sign above.

 11. DUPLICATE STATEMENTS
--------------------------------------------------------------------------------
/ / I wish to have a duplicate statement sent to the interested party listed below.
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                            Name of Interested Party

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  _ _      _ _ _ _ _  - _ _ _ _
           Address                           City               State               Zip

                                                                   (SEE REVERSE)

 12. SIGNATURES
--------------------------------------------------------------------------------
BY SIGNING THIS NEW ACCOUNT FORM BELOW, I ASSURE THAT:
/ / I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Form by reference.
/ / I authorize Nicholas-Applegate Institutional Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.
/ / I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.
/ / I understand that neither the fund(s) nor the distributor, Nicholas-Applegate Securities, is a bank and that fund shares are not obligations of or guaranteed by any bank or insured by the FDIC.
/ / I understand that mutual funds involve risks, including possible loss of principal.
I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:
1. The Social Security or Taxpayer Identification Number shown on this form is correct. (If I fail to give the correct number or to sign this form, Nicholas-Applegate Institutional Funds may reject or redeem my investment. I may also be subject to any applicable IRS Backup Withholding for all distributions and redemptions.)
2. / / I am NOT currently subject to IRS Backup Withholding because (a) I have not been notified of it or (b) notification has been revoked.
  / / I am currently subject to IRS Backup Withholding.
I agree that neither Nicholas-Applegate Securities, the Trust, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.

     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _          _ _  - _ _  - _ _ _ _
        Shareowner, Custodian, Trustee or Authorized Officer                       Date
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _          _ _  - _ _  - _ _ _ _
        Joint Owner, Custodian, Trustee or Authorized Officer                      Date

F O R  M O R E  I N F O R M A T I O N

Nicholas-Applegate Institutional Funds

SEC file number: 811-7384

More information on these Funds is available

free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the Funds' performance, lists portfolio holdings and contains a letter from the Funds'
Investment Adviser discussing recent market conditions, and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

Provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE

Call 1-800-551-8643

BY MAIL  Write to:

Nicholas-Applegate Institutional Funds
600 West Broadway
San Diego, CA 92101

BY E-MAIL  Send your request to nacm.com

ON THE INTERNET Text versions of the Fund documents can be viewed online or downloaded from:

  SEC

  http://www.sec.gov

  NACM

  http://www.nacm.com

You can also obtain copies by visiting the SEC's
Public Reference Room in Washington, DC
(phone 1-800-SEC-0330) or sending your request and a duplicating fee to the SEC's Public
Reference Section, Washington, DC 20549-6009

N I C H O L A S-A P P L E G A T E-REGISTERED
TRADEMARK-

600 West Broadway
San Diego, California 92101
800-551-8045
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com

ITPRO399

                                   N I C H O L A S-A P P L E G A T E-REGISTERED
                                   TRADEMARK-

                                   INSTITUTIONAL FUNDS PROSPECTUS
                                   QUALIFIED SHARES
                                   ________, 1999

                                   GLOBAL FUNDS
                                   International Core Growth
       [GRAPHIC]                   Emerging Countries

                                   US FUNDS
                                   Large Cap Growth
                                   Mid Cap Growth
                                   Value
                                   Small Cap Growth

                                   FIXED INCOME FUNDS
                                   High Quality Bond

                                   AS WITH ALL MUTUAL FUNDS, THE SECURITIES
                                   AND EXCHANGE COMMISSION DOESN'T
                                   GUARANTEE THAT THE INFORMATION IN THIS
                                   PROSPECTUS IS ACCURATE OR COMPLETE, NOR
                                   HAS IT APPROVED OR DISAPPROVED THESE
                                   SECURITIES. IT IS A CRIMINAL OFFENSE TO
                                   STATE OTHERWISE.

2
   TABLE OF CONTENTS
                             OVERVIEW                                          3
--------------------------------------------------------------------------------
A FUND BY FUND LOOK AT GOALS,
STRATEGIES, RISKS, AND HISTORICAL
PERFORMANCE.
                             GLOBAL FUNDS
                              International Core Growth                        4
                              Emerging Countries                               6
                             US FUNDS
                              Large Cap Growth
                              Mid Cap Growth                                   8
                              Value                                           10
                              Small Cap Growth                                12
                             FIXED INCOME FUNDS
                              High Quality Bond                               14
--------------------------------------------------------------------------------
POLICIES AND INSTRUCTIONS FOR
OPENING, MAINTAINING AND
CLOSING AN ACCOUNT IN ANY
FUND.
                             SIMPLIFIED ACCOUNT INFORMATION
                              Opening an Account                              16
                              Buying Shares                                   16
                              Selling Shares                                  17
                              Signature Guarantees                            18
                              Exchanging Shares                               18
                             YOUR ACCOUNT
                              Transaction Policies                            19
                              Features and Account Policies                   19

--------------------------------------------------------------------------------
FURTHER INFORMATION THAT APPLIES
TO THE FUNDS AS A GROUP.
                             ORGANIZATION AND MANAGEMENT
                              Investment Adviser                              21
                              Investment Adviser Compensation                 21
                              Multi Class Structure                           21
                              Distribution Plan and Shareholder
                                Services                                      21
                              Portfolio Turnover                              21
                              Portfolio Trades                                21
                              Portfolio Teams                                 22
                             RISKS AND OTHER INFORMATION                      25
                             PRIOR PERFORMANCE OF CERTAIN FUNDS               31
                             FOR MORE INFORMATION                     Back Cover

   OVERVIEW

[GRAPHIC]FUND INFORMATION
CONCISE FUND DESCRIPTIONS BEGIN ON THE NEXT PAGE. EACH DESCRIPTION PROVIDES THE FOLLOWING INFORMATION:

[GRAPHIC]GOAL AND STRATEGY
The Fund's particular investment goal and the principal strategy the Fund intends to use in pursuing its goal.

[GRAPHIC]INVESTMENTS
The primary types of securities in which the Fund invests. Additional investments are described in "Risks and Other Information" at the end of the prospectus and in the Statement of Additional Information.

[GRAPHIC]PORTFOLIO MANAGEMENT
The individuals who manage the Fund.

[GRAPHIC]PRIMARY RISKS
The primary risk factors associated with the Fund. Additional risks are also described in "Risks and Other Information" at the end of the prospectus and in the Statement of Additional Information.

[GRAPHIC]PAST PERFORMANCE
The Fund's year by year total returns and average returns over time.

[GRAPHIC]INVESTOR EXPENSES
The overall costs borne by an investor in a Fund, including annual expenses.

GOAL OF THE NICHOLAS-APPLEGATE
INSTITUTIONAL FUNDS
The Nicholas-Applegate Institutional Funds (the Trust) are designed to provide investors with a well-rounded investment program by offering investors various portfolios each with different investment goals and strategies (each a Fund). Shares of each Fund represent interests in a portfolio of an open-end management investment company (a mutual fund).

Each Fund has its own strategy and has its own profile. Because you could lose money by investing in these Funds, be sure to read all risk disclosures carefully before investing.

WHO MAY WANT TO INVEST IN THE EQUITY FUNDS
/ / those investing for retirement or other long-term goals
/ / those who want higher potential for gain and are willing to accept higher risks associated with investing in stocks of U.S and foreign companies
/ / those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE
EQUITY FUNDS
/ / those who are investing with a shorter time frame
/ / those who are uncomfortable with an investment that will go up and down in value
/ / those who are unable to accept the special risks associated with foreign investing

WHO MAY WANT TO INVEST IN THE FIXED
INCOME FUNDS
/ / those who are investing for retirement or other long-term goals / / those who desire current income
/ / those who want a high level of liquidity
/ / those who want professional portfolio management

WHO MAY NOT WANT TO INVEST IN THE FIXED
INCOME FUNDS
/ / those who are investing with a shorter time frame
/ / those who are uncomfortable with an investment that will go up and down in value

RISKS OF MUTUAL FUNDS
Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

4

   INTERNATIONAL CORE GROWTH FUND

[GRAPHIC]GOAL AND STRATEGY
The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in larger capitalized companies located in over 50 countries worldwide. Generally, this means companies worldwide whose stock market capitalizations are in the top 75% of publicly traded companies as measured by stock market capitalization in each country.

The Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout the world, and computer intensive systematic disciplines to uncover signs of "change at the margin"--positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries, and searches for successful, growing companies managing change advantageously and poised to exceed growth expectations.

[GRAPHIC]INVESTMENTS
The Fund normally invests at least 75% of its assets in equity securities: common and preferred stocks, warrants and securities convertible into common stock. Normally, at least 75% of the Fund's total assets will be invested in these securities. In addition, the Fund spreads its investment among countries, with at least 65% of its assets invested in companies located in at least three foreign countries. The Fund may invest at least 35% of its assets in U.S. companies. The Fund may also invest in debt securities of any maturity of foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade or of comparable quality if unrated.

[GRAPHIC]PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS
The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. The Fund's performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. To the extent the Fund invests in countries with emerging markets, the risks are magnified since these countries may have unstable governments and less
established markets. See "Risks and Other Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
96                                                                      0.98%
97                                                                     30.38%
98                                                                     21.22%
BEST QUARTER:                                                          01 '98     +17.31
WORST QUARTER:                                                         03 '98    -14.84%

              Average annual total return AS OF 12/31/98
                           1 Year        5 Years      ITD (12/27/96)
----------------------------------------------------------------------
Fund                          21.22           n/a            26.16
MSCI EAFE                     19.97           n/a            10.34

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, FAR
EAST INDEX (MSCI EAFE) IS AN UNMANAGED TOTAL-RETURN PERFORMANCE
BENCHMARK. IT IS A CAPITALIZATION-WEIGHTED INDEX REPRESENTATIVE OF THE
STOCK MARKET STRUCTURE OF EUROPE AND THE PACIFIC BASIN.

CLASS Q SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE BASED
UPON THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES (FUND) OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS ADJUSTED TO REFLECT SHARE CLASS
OPERATING EXPENSES BUT NOT DIFFERENCES IN 12b-1 FEES. AVERAGE ANNUAL
TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF
DIVIDENDS AND CAPITAL GAINS. SHARE PRICE, YIELD AND RETURN WILL
FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a
percentage of offering price)                                         None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)        None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Shareholder services fee                                              0.25%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.61%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.86%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.11%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.75%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $183        $566        $975       $2,116

6

   EMERGING COUNTRIES FUND

[GRAPHIC]GOAL AND STRATEGY
The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests primarily in stocks of companies located in countries with emerging securities markets--that is, countries with securities markets which are, in the opinion of the Investment Adviser, emerging as investment markets. These are markets which have yet to reach a level of maturity associated with developed foreign stock markets, especially in terms of participation by foreign investors.

The Investment Adviser seeks companies in the early stages of development, growth companies, cyclical companies, or companies believed to be undergoing a basic change in operations. The Investment Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign companies in over 35 emerging markets.

[GRAPHIC]INVESTMENTS
The Fund normally invests 75% of its assets in equity securities: common and preferred stocks, warrants and securities convertible into common stock. Normally, at least 65% of its assets will be invested in companies located in at least three foreign countries. The Fund may invest at least 35% of its assets in U.S. companies. The Fund may also invest in debt securities of any maturity of foreign companies and foreign governments and their agencies and instrumentalities which are rated investment grade or of comparable quality if unrated.

[GRAPHIC]PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .
[GRAPHIC]PRIMARY RISKS
The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. The Fund's performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Emerging countries markets may present greater opportunity for gain, but also involve greater risk than more developed markets. These countries tend to have less stable governments and less established markets. The markets tend to be less liquid and more volatile, and offer less regulatory protection for investors. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenue from particular commodities, international aid or other assistance. The securities of small, less well known companies may be more volatile than those of larger companies. See "Risks and Other
Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
94                                                                     -4.47%
95                                                                      6.84%
96                                                                     27.72%
97                                                                     10.03%
98                                                                    -21.46%
BEST QUARTER:                                                          02 '97     +15.06%
WORST QUARTER:                                                         03 '98     -25.99%

             Average annual total return AS OF 12/31/98
                           1 Year       5 Years      ITD (11/28/94)
--------------------------------------------------------------------
Fund                         -21.46       n/a                 2.96
MSCI EMF                     -25.33       n/a               -10.98

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS
FREE INDEX (MSCI EMF) IS COMPOSED OF COMPANIES REPRESENTATIVE OF THE
MARKET STRUCTURE OF 22 EMERGING MARKET COUNTRIES IN EUROPE, LATIN
AMERICA, AND THE PACIFIC BASIN. THE INDEX EXCLUDES CLOSED MARKETS
AND THOSE SHARES IN OTHERWISE FREE MARKETS WHICH ARE NOT PURCHASABLE
BY FOREIGNERS. THE INDEX IS UNMANAGED.

CLASS Q SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE
BASED UPON THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES
(FUND) OF NICHOLAS-APPLEGATE INVESTMENT TRUST ADJUSTED TO REFLECT
SHARE CLASS OPERATING EXPENSES BUT NOT DIFFERENCES IN 12b-1 FEES.
AVEAGE ANNUAL TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SHARE PRICE, YIELD AND
RETURN WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL
YOUR SHARES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.25%
----------------------------------------------------------------------------
Shareholder services fee                                              0.25%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.72%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 2.22%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.22%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           2.00%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $217        $670       $1,149      $2,472

8

   MID CAP GROWTH FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks maximum long-term capital appreciation. In pursuing this goal, the Fund invests in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index. As of December 31, 1998, the middle 90% includes companies with capitalizations between $1.6 billion and $10.7 billion. Capitalization of companies in the Index will change with market conditions.

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin"--positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

[GRAPHIC]INVESTMENTS

Normally, the Fund invests at least 75% of its total assets in common stocks. It may also invest in preferred and convertible securities, debt securities of any maturity which are rated investment grade, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its assets in foreign securities.

[GRAPHIC]PORTFOLIO MANAGEMENT

The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies day to day in response to the activities of individual companies and general market and economic conditions. The companies in which the Fund invests may be more subject to volatile market movements than securities of larger, more established companies. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. To the extent the Fund invests in foreign securities, the risks and volatility are magnified since the performance of foreign stocks also depends upon changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in countries where the Fund invests. See "Risks and Other Information" starting on
page   .

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
93                                                                     20.03%
94                                                                    -10.89%
95                                                                     38.24%
96                                                                     16.07%
97                                                                     16.19%
98                                                                     14.37%
BEST QUARTER:                                                          03 '98     +25.95%
WORST QUARTER:                                                         09 '98     -17.67%

              Average annual total return AS OF 12/31/98
                            1 Year        5 Years       ITD (4/19/93)
-----------------------------------------------------------------------
Fund                         14.33         13.69            19.26
Russ Midcap Growth           17.86         17.34            15.79

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: THE RUSSELL MID CAP GROWTH INDEX MEASURES THE PERFORMANCE OF
THOSE COMPANIES AMONG THE 800 SMALLEST IN THE RUSSELL 1000 INDEX WITH
HIGHER THAN AVERAGE PRICE-TO-BOOK RATIOS AND FORECASTED GROWTH. THE
RUSSELL MID CAP GROWTH INDEX IS CONSIDERED GENERALLY REPRESENTATIVE OF
THE U.S. MARKET FOR MID CAP STOCKS. THE INDEX IS UNMANAGED.

CLASS Q SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE BASED
UPON THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES (FUND) OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS ADJUSTED TO REFLECT SHARE CLASS
OPERATING EXPENSES BUT NOT DIFFERENCES IN 12b-1 FEES. AVERAGE ANNUAL
TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS. SHARE PRICE, YIELD AND RETURN WILL FLUCTUATE, AND
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE
IS NO GUARANTEE OF FUTURE PERFORMANCE.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION".

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Shareholder services fee                                              0.25%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.40%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.40%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.05%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.35%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $135        $421        $729       $1,601

10

   VALUE FUND

[GRAPHIC]GOAL AND STRATEGY

The Fund seeks long-term capital appreciation. In pursuing its goal, the Fund invests primarily in large U.S. companies that, in the opinion of the Investment Adviser, are undervalued in the market place relative to other financial measurements. The Fund emphasizes equity securities of undervalued, large U.S. companies with market capitalizations generally above $5 billion.

The Fund's Investment Adviser employs a disciplined, "bottom-up" approach that evaluates stocks on an individual basis and focuses on company fundamentals. It uses a blend of computer-intensive systematic disciplines and traditional fundamental research to uncover stocks that meet three investment criteria: attractive valuations, underlying financial strength, and prospects for business improvement.

[GRAPHIC]INVESTMENTS

Normally, the Fund invests at least 80% of its total assets in common stocks. It may also invest in preferred and convertible securities, debt securities of any maturity which are rated investment grade, or of comparable quality if unrated, and bonds issued by the U.S. Government and its agencies and instrumentalities.

[GRAPHIC]PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]RISKS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. Value investing is subject to the risk that the stocks intrinsic value may never be realized by the market. See "Risks and Other
Information" starting on page   .

[GRAPHIC]PAST PERFORMANCE

The two tables below show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
96                                                                     37.98%
97                                                                     40.15%
98                                                                     19.74%
BEST QUARTER:                                                          04 '98     +16.95%
WORST QUARTER:                                                         03 '98     -12.55%

              Average annual total return AS OF 12/31/98
                           1 Year        5 Years       ITD (4/30/96)
----------------------------------------------------------------------
Fund                        19.74          n/a             31.61
S&P 500                     28.58          n/a             29.00

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %.

INDEX: THE STANDARD AND POOR'S 500 INDEX (S&P 500) IS AN UNMANAGED
INDEX COMPRISED OF 500 U.S. INDUSTRIAL, TRANSPORTATION, UTILITY AND
FINANCIAL COMPANIES AND IS CONSIDERED TO BE GENERALLY REPRESENTATIVE
OF THE U.S. STOCK MARKET.

CLASS Q SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE BASED
UPON THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES (FUND) OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS ADJUSTED TO REFLECT SHARE CLASS
OPERATING EXPENSES BUT NOT DIFFERENCES IN 12b-1 FEES. AVERAGE ANNUAL
TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF
DIVIDENDS AND CAPITAL GAINS. SHARE PRICE, YIELD AND RETURN WILL
FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.75%
----------------------------------------------------------------------------
Shareholder services fee                                              0.25%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       1.29%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 2.29%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (.94%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.35%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $417       $1,261      $2,120      $4,331

12

   SMALL CAP GROWTH FUND

[GRAPHIC]GOAL AND STRATEGY
The Fund seeks maximum long-term capital appreciation. In pursuing this goal the Fund invests in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell 2000 Growth Index. As of December 31, 1998, the middle 90% included companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.

The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of both traditional fundamental research and computer intensive systematic disciplines to uncover what it calls "change at the margin"--positive business developments which are not yet fully reflected in the company's stock price. It searches for successful, growing companies that are managing change advantageously and poised to exceed growth expectations.

[GRAPHIC]INVESTMENTS
Normally, the Fund invests at least 75% of its total assets in common stocks. It may also invest in preferred and convertible securities, debt securities of any maturity which are rated investment grade, or of comparable quality if unrated, and securities issued by the U.S. Government and its agencies and instrumentalities. The Fund may invest up to 20% of its total assets in foreign securities.

[GRAPHIC]PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS

The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. Stock prices are unpredictable and may fall suddenly and may continue to fall for extended periods. In addition, the securities in which the Fund invests are subject to the risk that their intrinsic value may never be realized by the market or their prices may go down. Although small-cap stocks have a history of long-term growth, they tend to carry additional risks because their earnings tend to be less predictable. The stock prices of smaller companies are more volatile and their securities may be less liquid. In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies. To the extent the Fund invests in foreign issuers, the investment risks and volatility are magnified since the performance of foreign stocks depends on changes in foreign currency values, different political and regulatory environments, and the overall political and economic conditions in the foreign countries where the Fund invests. See "Risks and Other Information" starting on
page   .

[GRAPHIC]PAST PERFORMANCE
The two tables below show the Fund's annual returns and its long-term performance, The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
93                                                                     -0.11%
94                                                                     -3.83%
95                                                                     35.53%
96                                                                     19.46%
97                                                                     11.54%
98                                                                      4.26%
BEST QUARTER:                                                          04 '98     +27.03%
WORST QUARTER:                                                         01 '97     -14.85%

                Average annual total return AS OF 12/31/98
                                  1 Year       5 Years      ITD (10/1/93)
---------------------------------------------------------------------------
Fund                               4.26         12.61           11.95
Russell 2000 Growth                1.25         10.20             10.24

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %

INDEX: THE RUSSELL 2000 GROWTH INDEX IS AN UNMANAGED INDEX CONTAINING THOSE
SECURITIES IN THE RUSSELL 2000 INDEX WITH A GREATER-THAN-AVERAGE GROWTH
ORIENTATION. COMPANIES IN THIS INDEX GENERALLY HAVE HIGHER PRICE-TO-BOOK
AND PRICE-EARNINGS RATIOS. THE RUSSELL 2000 INDEX IN AN UNMANAGED INDEX AND
IS A WIDELY REGARDED SMALL-CAP INDEX OF THE 2,000 SMALLEST SECURITIES IN
THE RUSSELL 3000 INDEX WHICH COMPRISES THE 3,000 LARGEST U.S. SECURITIES AS
DETERMINED BY TOTAL MARKET CAPITALIZATION.

CLASS Q SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE BASED UPON
THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES (FUND) OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS ADJUSTED TO REFLECT SHARE CLASS
OPERATING EXPENSES BUT NOT DIFFERENCES IN 12b-1 FEES. AVERAGE ANNUAL TOTAL
RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND
CAPITAL GAINS. SHARE PRICE, YIELD AND RETURN WILL FLUCTUATE, AND YOU MAY
HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NO
GUARANTEE OF FUTURE PERFORMANCE.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF THE
INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S EXPENSES. SEE
"EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

14

   SMALL CAP GROWTH FUND

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        1.00%
----------------------------------------------------------------------------
Shareholder services fee                                              0.25%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.36%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.61%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.09%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           1.52%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $161        $499        $860       $1,878

14

   HIGH QUALITY BOND FUND

[GRAPHIC]GOAL AND STRATEGY
The Fund seeks maximum total return. In pursuing this goal, the Fund invests primarily in bonds.

The Fund's Investment Adviser seeks to outperform the total return of an index of either government/ corporate investment grade debt or government/corporate/mortgage investment grade debt through an actively managed diversified portfolio of debt securities.

When evaluating any bond, the Investment Adviser selects bonds based upon a "top down" analysis of economic trends. Its investment philosophy emphasizes interest rate decisions and shifts among sectors of the bond market. It also analyzes credit quality, the yield to maturity of the security, and the effect the security will have on the Fund.

[GRAPHIC]INVESTMENTS
Normally, the Fund invests at least 65% of its net assets in bonds of U.S. and foreign corporations and governments. These bonds are rated in the top two investment grades, or are of comparable quality if unrated. They include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The average portfolio duration of the Fund will range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies.

The Fund may invest up to 20% of its total assets in debt securities rated below investment grade. For a description of these ratings, see "Bond Quality"
beginning on page   . The Fund may also use options, futures contracts and
interest rate and currency swaps as hedging techniques.

[GRAPHIC]PORTFOLIO MANAGEMENT
The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team,
see "Portfolio Teams" on page   .

[GRAPHIC]PRIMARY RISKS
The value of the Fund's investments fluctuates in response to movements in interest rates. If interest rates rise, the prices of debt securities fall; if rates fall, the prices of debt securities rise. However, the Investment Adviser expects the Fund's fluctuations to be more moderate than those of a fund with a longer average duration. In addition, the lower-rated debt securities in which the Fund invests are considered speculative and are subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic periods. To the extent the Fund invests in foreign securities, performance also depends upon changing currency values, different political and economic environments, and other overall economic conditions in countries where the Fund invests. See "Risks and Other Information" starting on
page   .

[GRAPHIC]PAST PERFORMANCE
The two tables show the Fund's annual returns and its long-term performance. The graph shows how the Fund's total return has varied from year to year, while the table shows performance over time. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Average annual return is determined by taking the Fund's performance over a given period and expressing it as an average annual rate. All figures assume dividend reinvestment. Past performance does not indicate future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
95                                                                      5.39%
96                                                                      1.77%
97                                                                      8.96%
98                                                                      8.18%
BEST QUARTER:                                                          04 '95     +5.39%
WORST QUARTER:                                                         01 '96     -3.16%

              Average annual total return AS OF 12/31/98
                           1 Year        5 Years       ITD (8/31/95)
----------------------------------------------------------------------
Fund                        8.18           n/a             8.25
Lehman Aggregate
  Bond                      8.67           n/a             8.19

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 3/31/99 WAS   %.

INDEX: THE LEHMAN BROTHERS AGGREGATE BOND INDEX (LEHMAN AGGREGATE
BOND) IS COMPOSED OF SECURITIES FROM LEHMAN BROTHERS
GOVERNMENT/CORPORATE BOND INDEX, MORTGAGE-BACKED SECURITIES INDEX, AND
ASSET-BACKED SECURITIES INDEX. THE INDEX IS UNMANAGED.

CLASS Q SHARES ARE NEW AND THEREFORE CALCULATE THEIR PERFORMANCE BASED
UPON THE HISTORICAL PERFORMANCE OF A CORRESPONDING SERIES (FUND) OF
NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS ADJUSTED TO REFLECT SHARE CLASS
OPERATING EXPENSES BUT NOT DIFFERENCES IN 12b-1 FEES. AVERAGE ANNUAL
TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF
DIVIDENDS AND CAPITAL GAINS. SHARE PRICE, YIELD AND RETURN WILL
FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE PERFORMANCE.

THE RETURNS IN BOTH THE CHART AND THE TABLE WOULD HAVE BEEN LOWER IF
THE INVESTMENT ADVISER HAD NOT REDUCED A PORTION OF THE FUND'S
EXPENSES. SEE "EXPENSE WAIVERS" FOR ADDITIONAL INFORMATION.

[GRAPHIC]INVESTOR EXPENSES

Investors pay various expenses, either directly or indirectly. Actual expenses may be more or less than those shown.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum sales charge (Load) imposed on purchases (as a percentage
of offering price)                                                    None
----------------------------------------------------------------------------
Maximum deferred sales charge (Load) (as a percentage of original
purchase price or redemption proceeds, as applicable)                 None
----------------------------------------------------------------------------
Maximum sales charge (Load) imposed on reinvested dividends (and
other distributions) (as a percentage of offering price)              None
----------------------------------------------------------------------------
Redemption fee (as a percentage of amount redeemed, if
applicable)                                                           None
----------------------------------------------------------------------------
Exchange fee                                                          None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fee                                                        0.45%
----------------------------------------------------------------------------
Shareholder services fee                                              0.25%
----------------------------------------------------------------------------
Distribution (12b-1) fee                                              None
----------------------------------------------------------------------------
Other expenses (before waivers)                                       0.64%
----------------------------------------------------------------------------
Total annual fund operating expenses (before waivers)                 1.34%
----------------------------------------------------------------------------
Waiver of fund expenses                                              (0.53%)
----------------------------------------------------------------------------
TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES (AFTER WAIVERS)           0.81%
EXPENSE WAIVERS: For the fiscal year ending March 31, 1999, the Investment
Adviser has agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a five year period.

    EXAMPLE:

THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND'S SHARES FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES ARE BEFORE WAIVERS AS SHOWN ABOVE AND REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

 Expenses     Year 1      Year 3      Year 5     Year 10
               $219        $676       $1,159      $2,493

16

   SIMPLIFIED ACCOUNT INFORMATION

                                                                      OPENING AN ACCOUNT
   This is the minimum
   initial investment                                                         $
-----------------------------------------------------------------------------------------------------------------------------------
    Use this type of
       application                                           New Account Form or IRA Application
-----------------------------------------------------------------------------------------------------------------------------------
    Before completing         Each Fund offers a variety of features, which are described in the "Your Account" section of this
     the application                       prospectus. Please read this section before completing the application.
-----------------------------------------------------------------------------------------------------------------------------------
     Completing the
       application               If you need assistance, contact your financial representative, or call us at (800) 551-8043.
-----------------------------------------------------------------------------------------------------------------------------------
If you are sending money               Mail application and check, payable to: NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,
        by CHECK                      PO BOX 8326, BOSTON, MA 02266-8326. The Trust will not accept third-party checks.
-----------------------------------------------------------------------------------------------------------------------------------
                                      Please read the bank wire or ACH section under the "Buying Shares" section below.
If you are sending money       You will need to obtain an account number with the Trust by sending a completed application to:
   by BANK WIRE or ACH                   NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS, PO BOX 8326, BOSTON, MA 02266-8326.
                             To receive your account number, contact your financial representative or call us at (800) 551-8043.

                                                                        BUYING SHARES
   This is the minimum
  subsequent investment                                                       $
-----------------------------------------------------------------------------------------------------------------------------------
                                        The Trust is generally open on days that the New York Stock Exchange is open.
   The price you will                          All transactions received in good order before the market closes
         receive                                  (normally 4:00 p.m. Eastern time) receive that day's NAV.
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Instruct your bank to wire the amount you wish to invest to:
                                                        STATE STREET BANK & TRUST CO.--ABA #011000028
If you are sending money                                               DDA #9904-645-0
      by BANK WIRE                                           STATE STREET BOS, ATTN: MUTUAL FUNDS
                                        CREDIT: NICHOLAS-APPLEGATE [FUND NAME], [YOUR NAME], [ACCOUNT NAME OR NUMBER]
-----------------------------------------------------------------------------------------------------------------------------------
                            Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank
If you are sending money     account. To establish this option, either complete the appropriate sections when opening an account,
         by ACH                  contact your financial representative, or call us at (800) 551-8043 for further information.
                                                To initiate an ACH purchase, call the Trust at (800) 551-8043.

                                                                SELLING OR REDEEMING SHARES
                                               IN WRITING                                           BY PHONE
                             -------------------------------------------------------------------------------------------------
                                                                               Selling shares by phone is a service option which
                                                                                  must be established on your account prior to
                                                                               making a request. See the "Your Account" section,
                                                                               or contact your financial representative, or call
                                Certain requests may require a SIGNATURE            the Trust at (800) 551-8043 for further
 Things you should know       GUARANTEE. See the next section for further         information. The maximum amount which may be
                            information. You may sell up to the full account   requested by phone, regardless of account size, is
                                                 value.                            $50,000. Amounts greater than that must be
                                                                               requested in writing. If you wish to receive your
                                                                                  monies by bank wire, the minimum request is
                                                                                                    $5,000.
---------------------------------------------------------------------------------------------------------------------------------
                            If you purchased shares through a financial representative or plan administrator/sponsor, you should call them regarding the most efficient way to sell shares. If you bought shares recently by check, payment may be delayed until the check clears, which may take up to 15 calendar days from the date of purchase. Sales by a corporation, trust or fiduciary may have special requirements. Please contact your financial representative, a plan administrator/sponsor or us for further information.
---------------------------------------------------------------------------------------------------------------------------------
                                            The Trust is open on days that the New York Stock Exchange is open.
   The price you will                         All transactions received in good order before the market closes
         receive                                 (normally 4:00 p.m. Eastern time) receive that day's NAV.
---------------------------------------------------------------------------------------------------------------------------------
                           Please put your request in writing, including: the
                             name of the account owners, account number and
                             Fund you are redeeming from, and the share or
                             dollar amount you wish to sell, signed by all           Contact your financial representative,
 If you want to receive          account owners. Mail this request to:                   or call us at (800) 551-8043.
your monies by BANK WIRE        NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS,          The proceeds will be sent to the existing bank
                                  PO BOX 8326, BOSTON, MA 02266-8326.                 wire address listed on the account.
                            The check will be sent to the existing bank wire
                                     address listed on the account.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                     Contact your financial representative,
                                                                                         or call us at (800) 551-8043.
 If you want to receive                                                         The proceeds will be sent in accordance with the
   your monies by ACH              Please call us at (800) 551-8043.           existing ACH instructions on the account and will
                                                                                generally be received at your bank two business
                                                                                      days after your request is received.

18

   SIMPLIFIED ACCOUNT INFORMATION

                                                                     SIGNATURE GUARANTEES
                               A signature guarantee from a financial institution is required to verify the authenticity of an
      A definition         individual's signature. It can usually be obtained from a broker, commercial or savings bank, or credit union.
-----------------------------------------------------------------------------------------------------------------------------------
                                   A signature guarantee is needed when making a written request for the following reasons:
                                                      1. When selling more than $50,000 worth of shares;
                                               2. When you want a check or bank wire sent to a name or address
    When you need one                                    that is not currently listed on the account;
                                                3. To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                                   4. If your address was changed within the last 60 days.

                                                                      EXCHANGING SHARES
   This is the minimum
exchange amount to open a                                                     $
       new account
-----------------------------------------------------------------------------------------------------------------------------------
                                             The Trust is open on days that the New York Stock Exchange is open.
   The price you will                          All transactions received in good order before the market closes
         receive                                  (normally 4:00 p.m. Eastern time) receive that day's NAV.
-----------------------------------------------------------------------------------------------------------------------------------
                                                The exchange must be to an account with the same registration.
                             If you intend to keep money in the Fund you are exchanging from, make sure that you leave an amount
 Things you should know        equal to or greater than the Fund's minimum account size (see the "Opening an Account" section).
                                    To protect other investors, the Trust may limit the number of exchanges you can make.
-----------------------------------------------------------------------------------------------------------------------------------
                                             Contact your financial representative, or call us at (800) 551-8043.
    How to request an        The Trust will accept a request by phone if this feature was previously established on your account.
    exchange by PHONE                              See the "Your Account" section for further information.
-----------------------------------------------------------------------------------------------------------------------------------
                            Please put your exchange request in writing, including: the name on the account, the name of the Fund
    How to request an         and the account number you are exchanging from, the shares or dollar amount you wish to exchange,
    exchange by MAIL           and the Fund you wish to exchange to. Mail this request to: PO BOX 8326, BOSTON, MA 02266-8326.

   YOUR ACCOUNT

[GRAPHIC]TRANSACTION POLICIES

PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time.

PRICING OF SHARES. The net asset value per share ("NAV") of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) by dividing the value of the Funds' net assets by the number of its shares outstanding.

BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS. Each Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. The Fund has the right to refuse any purchase order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing. Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.

In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the transfer agent. Certificated shares can only be sold by returning the certificates to the transfer agent, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

[GRAPHIC]FEATURES AND ACCOUNT POLICIES

The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.

RETIREMENT PLANS. You may invest in each Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.

ACCOUNT STATEMENTS. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

MULTI CLASS STRUCTURE. The Funds also offer Class I shares, which have different service charges and other expenses that may affect their performance. You can obtain more information about these other share classes from the Distributor.

20

   YOUR ACCOUNT

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends of net investment income as follows:

           ANNUALLY                     MONTHLY
 International Core Growth      High Quality Bond
 Emerging Countries
 Large Cap Growth
 Mid Cap Growth
 Value
 Small Cap Growth

Any net capital gains are distributed annually.

DIVIDEND REINVESTMENTS. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you. Interest will not accrue or be paid on uncashed dividend checks.

TAXABILITY OF DIVIDENDS. Dividends you receive from a Fund, whether reinvested or taken as cash, are generally taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY). If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC WITHDRAWALS. You may make automatic withdrawals from a Fund of $250 or more on a monthly or quarterly basis if you have an account of $15,000 or more in the Fund. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.

AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in each Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.

CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

SHAREHOLDER SERVICES. The Investment Adviser may make payments from its own resources to brokers, consultants and financial institutions for performing certain services for shareholders and for the maintenance of shareholder accounts.

   ORGANIZATION AND MANAGEMENT

THE INVESTMENT ADVISER

Nicholas-Applegate Capital Management (the "Investment Adviser") serves as Investment Adviser to the Funds. Arthur E. Nicholas and 22 other partners with a staff of approximately 480 employees currently manage over $30 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

INVESTMENT ADVISER COMPENSATION

Each Fund pays the Investment Adviser a monthly fee pursuant to an investment advisory agreement. Each of the following Funds pays an advisory fee monthly at the following annual rates of their average net assets:

    Value Fund                                                         0.75%
    Small Cap Growth Fund                                              1.00%
    Emerging Countries Fund                                            1.25%

The International Core Growth Fund pays monthly at the following annual rates:

                        1.00% on the first $500 million
                         0.90% on the next $500 million
                  0.85% on net assets in excess of $1 billion

The High Quality Bond Fund pays monthly at the following annual rates:

                        0.45% on the first $500 million
                         0.40% on the next $250 million
                 0.35% on net assets in excess of $750 million

The Large Cap Growth and Mid Cap Growth Funds each pays monthly at the following annual rates:

                        0.75% of the first $500 million
                        0.675% on the next $500 million
                  0.65% on net assets in excess of $1 billion

MULTI CLASS STRUCTURE

The Funds also offer Class I Shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes from the Distributor.

SHAREHOLDER SERVICES AND DISTRIBUTION PLANS

Each of the Funds has entered into a Shareholder Services Agreement with the Distributor under which each Fund will reimburse the Distributor up to 0.25% of the average daily assets of each of the Funds to pay financial institutions for certain personal services for shareholders and for the maintenance of shareholder accounts.

Each Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act. Class Q Shares may pay a fee to the Distributor in an amount computed at an annual rate of up to 0.25% of the average daily net assets to finance any activity which is principally intended to result in the sale of shares. The schedule of such fees and the basis upon which such fees will be determined from time to time by the Distributor. The Funds have no current intention to activate the 12b-1 Plan. Shareholders will be given a 60 day notice upon the Funds' determination to activate the Plan.

PORTFOLIO TURNOVER

The Investment Adviser may actively trade a Fund's portfolio securities in an attempt to achieve the Fund's investment goal. Active trading will cause the Fund to have an increased portfolio turnover rate of 200% or more, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

PORTFOLIO TRADES

The Investment Adviser is responsible for the Fund's portfolio transactions. In placing portfolio trades, the Investment Adviser may use brokerage firms that provide research services to the Fund, or that sell shares of the Fund but only when the Investment Adviser believes no other firm offers a better combination of quality execution (e.g., timeliness and completeness) and favorable price.

22

   ORGANIZATION AND MANAGEMENT

[GRAPHIC]PORTFOLIO TEAMS

EQUITY MANAGEMENT--INTERNATIONAL/GLOBAL

ARTHUR E. NICHOLAS, MANAGING PARTNER

Chief Investment Officer

Founded firm in 1984; prior investment management experience with Pacific
    Century Advisers, Security Pacific Bank and San Diego Trust & Savings Bank

B.S.--San Diego State University

CATHERINE SOMHEGYI, PARTNER

Chief Investment Officer--Global Equity Management

Joined firm in 1987; prior investment management experience with Professional
    Asset Securities, Inc. and Pacific Century Advisers

M.B.A. and B.S.--University of Southern California

INTERNATIONAL CORE GROWTH AND EMERGING COUNTRIES

PEDRO V. MARCAL, PARTNER

Portfolio Manager

Joined firm in 1994; 5 years prior investment management experience with A.B.
    Laffer, V.A. Canto & Associates, and A-Mark Precious Metals

B.A.--University of California, San Diego

EMERGING COUNTRIES

LORETTA J. MORRIS, PARTNER

Portfolio Manager

Joined firm in 1990; 10 years prior investment management experience with Collins Associates. Attended California State University, Long Beach; CFA Level II candidate

INTERNATIONAL CORE GROWTH

LARRY SPEIDELL, PARTNER, CFA

Director of Global/Systematic Portfolio Management and Research

Joined firm in 1994; 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company

M.B.A.--Harvard University; B.E.--Yale University

INTERNATIONAL CORE GROWTH AND EMERGING COUNTRIES

JON BORCHARDT

Portfolio Manager

Joined firm in 1994; 5 years prior investment management experience with Union
    Bank

B.S--University of San Francisco

EMERGING COUNTRIES

MELISA A. GRIGOLITE

Portfolio Manager

Joined firm in 1991; prior experience with SGPA Architecture and Planning

M.S.--San Diego State University; B.S. Southwest Missouri State University

INTERNATIONAL CORE GROWTH

JESSICA HILINSKI

Portfolio Manager

Joined firm in 1996; 3 years prior experience with Eaton Vance Management and Union Capital Advisors

Attended University of Pennsylvania

EMERGING COUNTRIES

ESWAR MENON

Portfolio Manager

Joined firm in 1995; 5 years prior investment management experience with Koeneman Capital Management and Integrated Device Technology

M.B.A., summa cum laude--University of Chicago; M.S.--University of California, Santa Barbara; B.S.--Indian Institute of Technology, Madras

EMERGING COUNTRIES

ALEX MUROMCEW

Portfolio Manager

Joined firm in 1996; 6 years prior investment management experience with Jardine
    Fleming Securities (Japan); Emerging Markets Investors Corporation; Teton Partners LP

M.B.A.--Stanford University; B.A.--Dartmouth College

INTERNATIONAL CORE GROWTH

ERNESTO RAMOS, PH.D.

Senior Portfolio Manager

Joined firm in 1994; 14 years prior investment management and quantitative research experience with Batterymarch Financial Management; Bolt Beranek & Newman Inc.; and Harvard University

Ph.D.--Harvard University; B.S.--Massachusetts Institute of Technology

INTERNATIONAL CORE GROWTH AND EMERGING COUNTRIES

JOHN TRIBOLET

Portfolio Manager

Joined firm in 1997; 5 years prior experience with Kemper Securities, Inc. and PaineWebber;

M.B.A.--University of Chicago; B.A.--Columbia University

INTERNATIONAL CORE GROWTH

AYLIN UCKUNKAYA

Investment Analyst

Joined firm in 1997; 4 years investment management experience with Global
    Securities

B.A. Istanbul University

EMERGING COUNTRIES

EQUITY MANAGEMENT--U.S.

ARTHUR E. NICHOLAS, MANAGING PARTNER

Chief Investment Officer

Founded firm in 1984; prior investment management experience with Pacific
    Century Advisers, Security Pacific Bank and San Diego Trust & Savings Bank

B.S.--San Diego State University

CATHERINE SOMHEGYI, PARTNER

Chief Investment Officer--Global Equity Management

Joined firm in 1987; prior investment management experience with Professional
    Asset Securities, Inc. and Pacific Century Advisers

M.B.A. and B.S.--University of Southern California

LARGE CAP GROWTH, VALUE, SMALL CAP GROWTH AND MID CAP GROWTH

ORGANIZATION AND MANAGEMENT

THOMAS BLEAKLEY, PARTNER

Portfolio Manager

Joined firm in 1995; 3 years prior investment management experience with Twentieth Century Investors and Dell Computer Corporation

M.B.A.--University of Texas--Boston University

SMALL CAP GROWTH

WILLIAM H. CHENOWETH, PARTNER, CFA

Portfolio Manager

Joined firm in 1998; 12 years prior investment experience with Turner Investment
    Partners, Inc., and Jefferson-Pilot Corporation

M.B.A. and B.B.A.--Emory University

MID CAP GROWTH AND LARGE CAP GROWTH

ANDREW B. GALLAGHER, PARTNER

Portfolio Manager

Joined firm in 1992; 7 years prior investment management experience with Pacific
    Century Advisors and Sentinel Asset Management

M.B.A.--San Diego State University; B.A.--University of California, Irvine

MID CAP GROWTH AND LARGE CAP GROWTH

JOHN J. KANE, PARTNER

Senior Portfolio Manager--U.S. Systematic

Joined firm in 1994; 25 years prior investment management/economics experience with ARCO Investment Management Company and General Electric Company

M.A. and B.A.--Columbia University; M.B.A.--University of California, Los
    Angeles

VALUE

LARRY SPEIDELL, PARTNER, CFA

Director of Global/Systematic Portfolio Management and Research

Joined firm in 1994; 23 years prior investment management experience with Batterymarch Financial Management and Putnam Management Company

M.B.A.--Harvard University; B.E.--Yale University

VALUE

PAUL E. CLUSKEY

Investment Analyst

Joined firm in 1998; 4 years prior investment experience at SEI Investments and Piper Jaffray, Inc.

B.S.--New York University

SMALL CAP GROWTH

AARON HARRIS

Portfolio Manager

Joined firm in 1995; 1 year prior investment management experience at Chemical
    Bank

B.A.--Princeton University

SMALL CAP GROWTH

JOHN C. MCCRAW

Portfolio Manager

Joined firm in 1992; prior investment management experience with Nations Bank

M.B.A.--University of California, Irvine; B.A.--Flagler College

SMALL CAP GROWTH

EMMY SOBIESKI, CFA

Portfolio Manager

Joined firm in 1998; 4 years prior investment experience with Farmers Insurance
    Investment Division and EEN Business Network

M.B.A.--University of Southern California; B.A.--University of San Diego

MID CAP GROWTH AND LARGE CAP GROWTH

24

   ORGANIZATION AND MANAGEMENT

MARK STUCKELMAN

Portfolio Manager, U.S. Systematic

Joined firm in 1995; 5 years experience with Wells Fargo Bank Investment
    Management Group; Fidelity Management Trust Co.; and BARRA

M.B.A.--University of Pennsylvania/Wharton School; B.A.--University of
    California, Berkeley

VALUE

THOMAS J. SULLIVAN

Portfolio Manager

Joined firm in 1994; 2 years prior investment experience with Donaldson, Lufkin
    & Jenrette Securities Corp.

B.S.--Rochester Institute of Technology

MID CAP GROWTH AND LARGE CAP GROWTH

FIXED INCOME

FRED S. ROBERTSON, III, PARTNER

Chief Investment Officer--Fixed Income

Joined firm in 1995; 22 years prior investment management experience with Criterion Investment Management Company and DuPont Chemical Pension Fund

M.B.A.--College of William and Mary; B.S.--Cornell University

HIGH QUALITY BOND

JAMES E. KELLERMAN, PARTNER

Portfolio Manager

Joined firm in 1995; 20 years prior investment management experience with Criterion Investment Management Company and Brown Brothers Harriman and Equitable Life Insurance Co.

M.B.A.--St. John's University; B.B.A.--Susquehanna University

HIGH QUALITY BOND

MALCOM S. DAY, CFA

Portfolio Manager

Joined firm in 1995; 3 years prior investment management experience with Payden
    & Rygel

M.B.A.--University of California, Los Angeles; B.S.-- Northern University

HIGH QUALITY BOND

   RISKS AND OTHER INFORMATION

INVESTMENT RISKS

In pursuing their investment strategy, the Funds' portfolio securities may be subject to the following risks.

CALL RISKS. Is the possibility that an issuer may redeem a fixed income security before maturity (a "call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

CREDIT RISK is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating service's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. In the case of unrated securities, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or disrupt management of the Fund's portfolio.

CURRENCY RISKS. Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

LIQUIDITY RISKS. Fixed income securities that have non investment grade credit ratings, have not been rated or that are not widely held may trade less frequently than more widely held securities. This limits trading opportunities, making it more difficult to sell or buy the security at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility. Liquidity risk [also] refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

MARKET RISK. Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS RELATED TO COMPANY SIZE. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.

SECTOR RISKS. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

STOCK MARKET RISKS. The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

26

   RISKS AND OTHER INFORMATION

The Fund's Adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.

INTERNATIONAL INVESTING CONSIDERATIONS

FOREIGN SECURITIES. All of the Funds may invest in foreign securities, including money market instruments and other fixed-income securities, stock and other equity-related securities. For purposes of this limitation, the Funds do not consider ADRs and other similar receipts or shares to be foreign securities.

CURRENCY FLUCTUATIONS. When a Fund invests in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Fund in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of a Funds' investments. Also, a Fund may incur costs when converting from one currency to another.

SOCIAL, POLITICAL AND ECONOMIC FACTORS. The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. This instability might impair the financial conditions of issuers or disrupt the financial markets in which the Funds invest.

The economies of foreign countries may differ significantly from the economy of the United States as to, for example, the rate of growth of gross domestic product, rate of inflation. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities of the Funds.

A number of Asian countries are currently experiencing economic difficulties and significant declines in values in their financial markets. The unsettled condition of several Asian financial markets has also affected emerging markets in other countries and regions. These conditions could continue or deteriorate further in the future.

INFLATION. Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of inflation. Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time.

Trading practices in certain foreign countries are also significantly different from those in the United States. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or could result in a Fund being unable to sell a security in a falling market.

CUSTODIAL AND REGISTRATION PROCEDURES. Systems for the registration and transfer of securities in foreign markets can be less developed than similar systems in the United States. There may be no standardized process for registration of securities or a central registration system to track share ownership. The process for transferring shares may be cumbersome, costly, time-consuming and uncertain.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are in many respects less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

LOWER RATED SECURITIES CONSIDERATIONS. The Funds may invest in debt and convertible securities rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to more risk than higher rated securities.

RISKS AND OTHER INFORMATION

Lower-rated or unrated debt obligations are more likely to react to developments affecting market and credit risks than are more high-rated securites, which react primarily to movements in interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower-rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, the Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower-rated securities generally tend to be more volatile and the market less liquid than those of higher-rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired times and prices.

THE FUNDS' INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements--that is the purchase by the Fund of a security that seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees.

SHORT SALES. A "short sale" is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at a lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or (2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk of loss. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

TEMPORARY INVESTMENTS. Each Fund may, from time to time, invest all of its assets in short-term instruments to maintain liquidity or when the Investment Adviser determines that market conditions call for a temporary defensive posture. At such times a Fund would not be seeking its primary investment goal.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 30% of a Fund's total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

HEDGING TRANSACTIONS

Each of the Funds may trade in derivative contracts to hedge portfolio holdings. Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund. The Fund may trade in the following types of derivative contracts.

28

   RISKS AND OTHER INFORMATION

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts." Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts. The Fund can buy or sell futures contracts on portfolio securities or indexes and engage in foreign currency forward contracts.

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

When the Fund uses financial futures and options on financial futures as hedging devices, much depends on the ability of the portfolio manager to predict market conditions based upon certain economic analysis and factors. There is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the portfolio manager could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

THE YEAR 2000

Information technology is critical to the Funds' operations. Many existing information technology products and systems containing embedded processor technology were originally programmed to represent any date by using six digits (e.g., 12/31/99), as opposed to eight digits (e.g., 12/31/1999). Accordingly such products and systems may experience malfunctions, miscalculations or disruptions when attempting to process information containing dates that fall after December 31, 1999 or when attempting to recognize the year 2000 as a leap year. These potential problems are collectively referred to as the "Y2K" problem.

There is a risk that outside service agents, such as transfer agents, portfolio accountants, stock brokers, and custodians who perform certain mission critical processing may not have remedied all of their Y2K problems. Additionally, a portion of the Funds' business involves international investments, thereby exposing the Funds to operations, custody and settlement processes outside the United States where Y2K risks may not be readily understood. Accordingly, if not addressed, Y2K issues could result in the Funds' inability to perform its mission critical functions, including trading and settling tades of portfolio securities and processing shareholder transactions.

The Investment Adviser has established an enterprise-wide project to address the issue. This includes testing, assessing, and remedying its own internal systems as well as monitoring the progress of outside service providers, international custodians and foreign brokers in addressing Y2K issues. Despite these precautions, no guarantee can be made that Y2K-related disruptions will not occur.

EURO

On January 1, 1999, 11 of the 15 member states of the European Monetary Union introduced the "euro" as a common currency. During a three-year transitional period, the euro will coexist with each participating state's currency and, on July 1, 2002, the euro is expected to become the sole currency of the participating states. During the transition period, the Funds will treat the euro as a separate currency from that of any participating state.

The conversion may adversely affect a Fund if the euro does not take effect as planned; if a participating state withdraws from the European Monetary Union; or if the computing, accounting and trading systems used by the Funds' service providers, or by entities with which the Fund or its service providers do business, are not capable of recognizing the euro as a distinct currency at the time of, and following, euro conversion. In addition, the conversion could cause markets to become more volatile.

The overall effect of the transition of member states' currencies to the euro is not known at this time. It is likely that more general short- and long-term ramifications can be expected, such as changes in the economic environment and change in the behavior of investors, which would affect a Fund's investments and its net asset value. In addition, although U.S. Treasury regulations generally provide that the euro conversion will not, in itself, cause a U.S. taxpayer to realize gain or loss, other changes that may occur at the time of the conversion, such as accrual periods, holiday conventions, indices, and other features may require the realization of a gain or loss by a Fund as determined under existing tax law.

The Investment Adviser has taken steps: (1) that it believes will reasonably address euro-related changes to enable the Trust and its service providers to process transactions accurately and completely with minimal disruption to business activities; and (2) obtain reasonable assurances that appropriate steps have been taken by the Fund's other service providers to address the conversion. The Trust has not borne any expense relating to these actions.

BOND QUALITY

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds Rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C - Bonds rated C are the lowest-rated class of bonds, and such issues can be regarding as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF S&P'S CORPORATE BOND RATINGS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing

30

   RISKS AND OTHER INFORMATION
circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-Rating.

CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS

    The following table sets forth historical performance information for shares of the Mid Cap Growth Fund. It includes historical performance information for the Institutional Portfolio which preceded the Fund prior to the reorganization of the Trust in March 1998 and for the following investment partnerships which preceded such Institutional Portfolio. The Mid Cap Growth Fund includes performance information for Whitehall Partners, a California limited partnership the assets of which were transferred to the predecessor of the Mid Cap Growth Fund in April 1993.

    All information set forth in the table relies on data supplied by the Investment Adviser or from statistical services, reports or other sources believed by the Investment Adviser to be reliable. However, such information has not been verified and is unaudited. See "Performance Information" in the Statement of Additional Information for information about calculation of total return.

    The Investment Adviser has advised the Trust that the Whitehall partnership was operated with materially equivalent investment objectives, policies, strategies and restrictions, as such Institutional Portfolio, and its assets were transferred to such Portfolio prior to the effective date of the Portfolio's registration statement. It has indicated that such results for the prior partnership has been adjusted to reflect the deduction of the fees and expenses of the Portfolios (including Rule 12b-1 fees) and, for the period preceding the reorganization of the Trust, the proportionate shares of the operating expenses of the corresponding master fund of the Master Trust (including advisory fees), and give effect to transaction costs (such as sales loads) as well as reinvestment of income and gains. However, the prior investment partnership was not registered under the 1940 Act and was not subject to certain investment restrictions imposed by such Act; if it had been so registered, its performance might have been adversely affected.

    The results presented on the following page may not necessarily equate with the return experienced by any particular shareholder or partner as a result of the timing of investments and redemptions. In addition, the effect of taxes on any shareholder, partner or trust beneficiary will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

32

   PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS

                                                 MID CAP GROWTH
                                                  PERFORMANCE
                                                            RUSSELL
                                             MID CAP        MID CAP
                                             GROWTH         GROWTH
  YEAR                                        FUND         INDEX(1)
  1985(2)                                    24.74%           n/a
  1986                                        32.85         17.55%
  1987                                        3.59           2.76
  1988                                        12.67          12.92
  1989                                        33.92          31.48
  1990                                        0.73          (5.13)
  1991                                        55.52          47.02
  1992                                        13.55          8.71
  1993                                        19.77         (11.19)
  1994                                       (10.52)        (2.17)
  1995                                        38.67          33.99
  1996                                        16.46          17.48
  1997                                        16.66          22.58
  1998                                        14.33          17.86
  Last year(3)                                14.33          17.86
  Last 5 years(3)                             13.69          17.34
  Last 10 years(3)                            18.32          17.30
  Since inception(3)                          19.26          15.79

1 The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell Midcap Growth Index is considered generally representative of the U.S. market for midcap stocks. The average market capitalization is approximately $4 billion, the median market capitalization is approximately $2.5 billion, and the largest company in the Index had an approximate market capitalization of $8.7 billion. This Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index was not available until 1986.
2    Inception dates are as follows: (The Class I shares of the Mid Cap Growth
     Fund)--September 30, 1985 (registration statement effective June 30, 1994).
3    Through December 31, 1998.

      NEW ACCOUNT FORM (NON-IRA)
QUALIFIED CLASS SHARES
FOR AN IRA ACCOUNT APPLICATION, CALL 800 - 551-8043.
N I C H O L A S-A P P L E G A T E-REGISTERED TRADEMARK-
MAIL TO:
Nicholas-Applegate Institutional Funds
PO Box 8326
Boston, MA 02266-8326
800 - 551-8043
 1. YOUR ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
PLEASE PRINT. COMPLETE ONE SECTION ONLY. Joint account owners will be registered joint tenants with the right of survivorship unless otherwise indicated. It is the shareholder(s) responsibility to specify ownership designations which comply with applicable state law.

/ / INDIVIDUAL OR JOINT ACCOUNT
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                           First Name                         Middle Initial           Last Name             Social Security Number
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _  - _ _  - _ _ _ _
                      Joint Tenant (IF ANY)                   Middle Initial           Last Name             Social Security Number
/ / GIFT OR TRANSFER TO MINOR (UGMA/UTMA)
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                Custodian's First Name (ONLY ONE)             Middle Initial           Last Name
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _        _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                  Minor's First Name (ONLY ONE)               Middle Initial           Last Name
                               _ _                                           _ _ _  - _ _  - _ _ _ _
                                            _ _  - _ _  - _ _
     Minor's State of Residence        Minor's Date of Birth                    Minor's Social Security
                                                                                         Number

/ /  TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY (CORPORATE RESOLUTION REQUIRED)
                                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                        Name of Trust, Corporation or Other Entity
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                    _ _  - _ _  - _ _ _ _
                               Trustee Name(s) or Type of Entity                                Date of Trust Agreement
                  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                     _ _  - _ _ _ _ _ _ _
                                 Name of Beneficiary (OPTIONAL)                              Taxpayer Identification Number

  2. YOUR ADDRESS
--------------------------------------------------------------------------------
Do you have any other identically registered Nicholas-Applegate accounts?
 / / Yes / / No

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Street Address or PO Box Number Apartment Number
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _         _ _         _ _ _ _ _  - _ _ _ _
City        State            Zip
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Home Phone
_ _ _  - _ _ _  - _ _ _ _
 Area Code        Business Phone
CITIZENSHIP:/ / U.S.
/ / Resident Alien
/ / Non-resident Alien
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
Specify Country (if not U.S.)

  3. YOUR INVESTMENT
--------------------------------------------------------------------------------
Please select your fund. See prospectus for investment minimums.

                      CLASS                        AMOUNT
---------------------------------------------------------
Emerging Countries                   Q(576) / /    $
---------------------------------------------------------
International Core Growth            Q(676) / /    $
---------------------------------------------------------
Small Cap Growth                     Q(375) / /    $
---------------------------------------------------------
Mid Cap Growth                       Q(171) / /    $
---------------------------------------------------------
Large Cap Growth                     Q(969) / /    $
---------------------------------------------------------
Value                                q(997) / /    $
---------------------------------------------------------
High Quality Bond                    q(175) / /    $
---------------------------------------------------------
TOTAL                                              $
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------
---------------------------------------------------------

 4. YOUR METHOD OF PAYMENT
--------------------------------------------------------------------------------

/ / BY CHECK: Payable to NICHOLAS-APPLEGATE
INSTITUTIONAL FUNDS
             (Third party checks will NOT be       / / BY EXCHANGE: Fund name from which
accepted.)                                                         you are exchanging                 _ _ _ _ _ _ _ _ _ _ _ _ _
/ / BY WIRE: Please call 1-800-551-8043 for your
account number                                     / / BY CONFIRM TRADE ORDER: Trade Order #          _ _ _ _ _ _ _ _ _ _ _ _ _

 5. YOUR DIVIDEND AND CAPITAL GAIN PAYMENT OPTIONS
--------------------------------------------------------------------------------
Distributions will automatically be reinvested in additional shares of your Fund(s) unless you check the box(es) below.
DIVIDENDS (CHECK ONE)   / / Reinvest  / / Cash            CAPITAL GAINS (CHECK
ONE)   / / Reinvest  / / Cash
/ / CROSS FUND REINVESTMENT+ (OPTIONAL)--Reinvest all dividends and capital gains into an existing account in another Nicholas-Applegate Fund.

From _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  To  _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                              Fund Name                                                        Fund Name

+MUST BE SAME ACCOUNT TYPE AND CLASS OF SHARES. MUST BE A $5,000 MINIMUM ACCOUNT VALUE FOR THIS SERVICE.

                                SERVICE OPTIONS
--------------------------------------------------------------------------------
 6. TELEPHONE REDEMPTIONS AND EXCHANGES
--------------------------------------------------------------------------------
This allows you to use the telephone to redeem or exchange shares, unless you check the box below. Redemptions will be made payable to the registered owner(s) and mailed to the address of record. Maximum redemption by telephone is $50,000.
/ / I do not want telephone redemption privilege.   / / I do not want telephone
exchange privilege.

 7. SYSTEMATIC INVESTMENT--TO MY MUTUAL FUND ACCOUNT VIA ACH
--------------------------------------------------------------------------------
/ / Check this box to invest on a regular basis from your bank account. Please complete "Checking Account Information" (SECTION 10).

    _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   $_ _ ,_ _ _ ._ _   _ _     _                  _
                            Fund Name                          Amount ($50 MINIMUM)  Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)
    _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _   $_ _ ,_ _ _ ._ _   _ _     _                  _
                            Fund Name                          Amount ($50 MINIMUM)  Day* Monthly Quarterly (JAN/APRIL/JULY/OCT)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  8. SYSTEMATIC EXCHANGES--FROM ONE NICHOLAS-APPLEGATE MUTUAL FUND ACCOUNT TO ANOTHER
--------------------------------------------------------------------------------
/ / Check this box to exchange on a regular basis from one Nicholas-Applegate account to another (must be same share class and registration).

     FROM:
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                                         Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
                                 Amount ($50 MINIMUM, $5,000 MINIMUM ACCOUNT VALUE)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
           Account Number (IF KNOWN)
     TO:
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                                         Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
                                 Amount ($50 MINIMUM, $5,000 MINIMUM ACCOUNT VALUE)

     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

           Account Number (IF KNOWN)

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  9. SYSTEMATIC WITHDRAWAL--FROM MY MUTUAL FUND ACCOUNT VIA ACH OR CHECK
--------------------------------------------------------------------------------
/ / Check this box to withdraw on a regular basis from my mutual fund account. Please complete "Checking Account Information" below (SECTION 10):

     BY ACH TO MY BANK ACCOUNT
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                   Fund Name                                                         Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
                                    Amount ($50 MINIMUM, $5,000 MIN. ACCOUNT VALUE)
     BY CHECK (DO NOT NEED TO COMPLETE
     SECTION 10)
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _            $_ _ ,_ _ _ ._ _             _ _      _                    _
                                                                                     1 5
                   Fund Name                                                         Day*  Monthly   Quarterly (JAN/APRIL/JULY/OCT)
                                    Amount ($50 MINIMUM, $5,000 MIN. ACCOUNT VALUE)

  SEND PROCEEDS TO:
  / / Address of record
  / / Special Payee (LIST BELOW)

     INDIVIDUAL OR JOINT ACCOUNT
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _         _         _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
               First Name            Middle Initial            Last Name

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _              _ _ _ _ _  - _ _ _ _
           Address                           City               State                     Zip

*IF YOU DO NOT PROVIDE A DATE, THEN IT WILL DEFAULT TO THE 15TH OF THE MONTH.

  10. CHECKING ACCOUNT INFORMATION--FOR ACH OR REDEMPTIONS BY WIRE
--------------------------------------------------------------------------------
Must be completed for Sections 7 and 9. PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP.
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                              Name of Institution

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _      _ _ _ _ _  - _ _ _ _
           Address                           City               State              Zip

_ _ _ _ _ _ _ _ _        _ _ _ _ _ _ _ _ _ _ _ _ _
Bank ABA Routing Number        Bank Account Number
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
   Any joint owner of your bank account who is NOT a joint owner of your fund account(s) must sign above.

 11. DUPLICATE STATEMENTS
--------------------------------------------------------------------------------
/ / I wish to have a duplicate statement sent to the interested party listed below.
          _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                            Name of Interested Party

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  _ _      _ _ _ _ _  - _ _ _ _
           Address                           City               State               Zip

                                                                   (SEE REVERSE)

 12. DEALER INFORMATION
--------------------------------------------------------------------------------
HOME OFFICE INFORMATION (TO BE COMPLETED BY INVESTMENT REPRESENTATIVE)

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _          _ _ _  - _ _ _  - _ _ _ _
  Dealer Name and Number (IF
            KNOWN)              Area Code             Phone

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _              _ _ _ _ _  - _ _ _ _
     Home Office Address                     City               State                     Zip

BRANCH OFFICE INFORMATION

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _          _ _ _  - _ _ _  - _ _ _ _
     Branch Office Number       Area Code             Phone

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _   _ _ _ _ _ _ _ _ _ _ _ _ _ _ _    _ _              _ _ _ _ _  - _ _ _ _
    Branch Office Address                    City               State                     Zip

REPRESENTATIVE INFORMATION

             _ _ _ _ _ _ _ _ _ _ _ _ _ _ _                            _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                 Representative's Name                                   Representative's Number

  13. SIGNATURES
--------------------------------------------------------------------------------
BY SIGNING THIS NEW ACCOUNT FORM BELOW, I ASSURE THAT:
/ / I have received and read the prospectus for each of the Funds in which I am investing, and I believe each investment is suitable for me. I understand that the prospectus terms are incorporated into this New Account Form by reference.
/ / I authorize Nicholas-Applegate Institutional Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.
/ / I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.
/ / I understand that neither the fund(s) nor the distributor, Nicholas-Applegate Securities, is a bank and that fund shares are not obligations of or guaranteed by any bank or insured by the FDIC.
/ / I understand that mutual funds involve risks, including possible loss of principal.
I CERTIFY, UNDER PENALTIES OF PERJURY, THAT:
1. The Social Security or Taxpayer Identification Number shown on this form is correct. (If I fail to give the correct number or to sign this form, Nicholas-Applegate Institutional Funds may reject or redeem my investment. I may also be subject to any applicable IRS Backup Withholding for all distributions and redemptions.)
2. / / I am NOT currently subject to IRS Backup Withholding because (a) I have not been notified of it or (b) notification has been revoked.
  / / I am currently subject to IRS Backup Withholding.
I agree that neither Nicholas-Applegate Securities, the Trust, nor any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified as to and held harmless from any and all direct and indirect liabilities, losses, or costs resulting from acting upon such transactions.

     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _          _ _  - _ _  - _ _ _ _
        Shareowner, Custodian, Trustee or Authorized Officer                       Date
     _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _          _ _  - _ _  - _ _ _ _
        Joint Owner, Custodian, Trustee or Authorized Officer                      Date

F O R  M O R E  I N F O R M A T I O N

Nicholas-Applegate Institutional Funds

SEC file number: 811-7384

More information on these Funds is available

free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the Funds' performance, lists portfolio holdings and contains a letter from the Funds'
Investment Adviser discussing recent market conditions, and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)

Provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE

Call 1-800-551-8643

BY MAIL  Write to:

Nicholas-Applegate Institutional Funds
600 West Broadway
San Diego, CA 92101

BY E-MAIL  Send your request to nacm.com

ON THE INTERNET Text versions of the Fund documents can be viewed online or downloaded from:

  SEC

  http://www.sec.gov

  NACM

  http://www.nacm.com

You can also obtain copies by visiting the SEC's
Public Reference Room in Washington, DC
(phone 1-800-SEC-0330) or sending your request and a duplicating fee to the SEC's Public
Reference Section, Washington, DC 20549-6009

N I C H O L A S-A P P L E G A T E-REGISTERED
TRADEMARK-

600 West Broadway
San Diego, California 92101
800-551-8045
Nicholas-Applegate Securities, Distributor
Visit us at www.nacm.com

ITPRO399

    NICHOLAS-APPLEGATE INSTITUTIONAL AND QUALIFIED SHARES-Registered Trademark-
                                 INSTITUTIONAL FUNDS
                         600 West Broadway, 30th Floor
                          San Diego, California 92101
                                 (800) 551-8043

                     STATEMENT OF ADDITIONAL INFORMATION

                               ------------ , 1999

   Global Blue Chip Fund     International Core Growth Fund      Worldwide Growth Fund

Global Growth & Income Fund    Emerging Countries Fund          Global Technology Fund

     Convertible Fund              Pacific Rim Fund               Greater China Fund

     Latin America Fund           Large Cap Growth Fund          Mid Cap Growth Fund

    Mini Cap Growth Fund               Value Fund                Small Cap Growth Fund

    High Yield Bond Fund          High Quality Bond Fund

                                 Short Intermediate Fund



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the Funds' prospectuses dated -----, 1999. This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Report without charge by calling 800-551-8043.

                                  TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
Organization  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-3
Securities Descriptions and Techniques  . . . . . . . . . . . . . . . . B-4
Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . B-22
Trustees and Principal Officers . . . . . . . . . . . . . . . . . . . . B-24
Investment Adviser  . . . . . . . . . . . . . . . . . . . . . . . . . . B-27
Administrator . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-30
Distributor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-31
Portfolio Transactions and Brokerage  . . . . . . . . . . . . . . . . . B-32
Purchase and Redemption of Fund Shares  . . . . . . . . . . . . . . . . B-34
Shareholder Services  . . . . . . . . . . . . . . . . . . . . . . . . . B-35
Net Asset Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-36
Dividends, Distributions and Taxes  . . . . . . . . . . . . . . . . . . B-37
Performance Information . . . . . . . . . . . . . . . . . . . . . . . . B-41
Custodian, Transfer and Dividend Disbursing Agent and,
  Independent Auditors  . . . . . . . . . . . . . . . . . . . . . . . . B-51
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-51
Appendix A - Description of Securities Ratings  . . . . . . . . . . . . A-54

                                 ORGANIZATION

     Nicholas-Applegate Institutional Funds (the "Trust") is an open-end management investment company currently offering a number of separate portfolios (each a "Fund" and collectively the "Funds"). This Statement of Additional Information contains information regarding the Institutional and Qualified shares of these Funds. The Trust was organized in December 1992 as a business trust under the laws of Delaware.

     Prior to July 24, 1998, the Nicholas-Applegate mutual fund complex was organized in a "master-feeder" investment structure. Under that structure, the Nicholas-Applegate Mutual Funds invested all of their assets in corresponding portfolios, or series, of the Nicholas-Applegate Institutional Funds. On July 24, 1998, the shareholders of the Nicholas-Applegate Mutual Funds approved a plan that reorganized the "master-feeder" arrangement into multi-class structure in which the Nicholas-Applegate Mutual Funds invested in securities directly and offered various classes of shares through multiple distribution channels. At the same time the Trust was liquidated.

     In 1999, the Trust was reactivated to be the successor entity to the assets a of the "Institutional" series and the I class of shares of the Nicholas-Applegate Mutual Funds. On March 31, 1999, substantially all of those "Institutional" assets transferred to the Trust. The investment objectives, policies and limitations of the portfolios of the Trust are identical in every respect to the corresponding portfolios of the Nicholas-Applegate Mutual funds. The investment management fees and expense limitations are also identical. Since both the Trust and the Nicholas-Applegate Mutual Funds are organized as Delaware business trusts under substantially similar trust instruments, shareholder rights in the two funds are substantially identical. Both funds are authorized to issue an unlimited number of shares.

                       SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES:

     The following describes the types of equity securities in which the Funds invest.

     COMMON STOCKS are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

     PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock.

     WARRANTS give the Funds the option to buy the issuer's stock or other equity securities at a specified price. The Funds may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

     CONVERTIBLE SECURITIES are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.

     Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FIXED INCOME SECURITIES

     The following describes the types of fixed income securities in which the Funds invest.

     CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The Credit Risks of corporate debt securities vary widely among issuers.

     ZERO COUPON SECURITIES do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

     There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

     COMMERCIAL PAPER is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

     BANK INSTRUMENTS are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S.
dollars and issued by Non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee instruments.

     DEMAND INSTRUMENTS are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year. Insurance contracts include guaranteed investment contracts, funding agreements and annuities.

     GOVERNMENT OBLIGATIONS Each Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     PARTICIPATION INTERESTS. Each Fund may invest in participation interests, subject to the limitation on investments by the Funds in illiquid investments. Participation interests represent an undivided interest in or assignment of a loan made by an issuing financial institution. Participation interests are primarily dependent upon the financial strength of the borrowing corporation, which is obligated to make payments of principal and interest on the loan, and there is a risk that such borrowers may have difficulty making payments. In the event the borrower fails to pay scheduled interest or principal payments, a Fund could experience a reduction in its income and might experience a decline in the net asset value of its shares. In the event of a failure by the financial institution to perform its obligation in connection with the participation, a Fund might incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Investment Adviser has set certain creditworthiness standards for issuers of loan participations and monitors their creditworthiness.

     VARIABLE AND FLOATING RATE INSTRUMENTS Each Fund may acquire variable and floating rate instruments. Credit rating agencies frequently do not rate such instruments; however, the Investment Adviser under guidelines established by the Trust's Board of Trustees will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the Fund. In making such determinations, the Investment Adviser considers the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event of the issuer of the instrument defaulting on its payment obligation or during periods in which the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit.

FOREIGN SECURITIES

     Foreign securities are securiites of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the U.S. In addition to the risks normally associated with equity and fixed income securities, foreign securities are subject to Country Risk and Currency Risk. Trading in certain foreign markets is also subject to Liquidity Risks.

     The following describes the types of foreign securities in which the Funds invest.

     FOREIGN EXCHANGE CONTRACTS. In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, a Fund may enter into "spot" currency trades. A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. Use of these derivative contracts may increase or decrease the Fund's exposure to Currency Risk.

     FOREIGN GOVERNMENT SECURITIES generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

     DEPOSITORY RECEIPTS. Each of the Funds may invest in American Depository Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuers. ADRs, in registered form, are designed for use in U.S. securities markets. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. The Funds may also invest in European and Global Depository Receipts ("EDRs" and "GDRs"), which, in bearer form, are designed for use in European securities markets, and in other instruments representing securities of foreign companies. Such depository receipts may be sponsored by the foreign issuer or may be unsponsored. Unsponsored depository receipts are organized independently and without the cooperation of the foreign issuer of the underlying securities; as a result, available information regarding the issuer may not be as current as for sponsored depository receipts, and the prices of unsponsored depository receipts may be more volatile than if they were sponsored by the issuer of the underlying securities. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR prices are denominated in United States dollars; the underlying security may be denominated in a foreign currency, although the underlying security may be subject to foreign government taxes which would reduce the yield on such securities.

     EURODOLLAR CONVERTIBLE SECURITIES are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S.

dollars outside of the United States. Each Fund may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies.

     EURODOLLAR AND YANKEE DOLLAR. Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations.

DERIVATIVES

     The Funds may trade in the following types of derivative contracts.

     INDEX AND CURRENCY-LINKED SECURITIES are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. The Funds may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Investment Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Investment Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Illiquid Securities" below.

     MORTGAGE-RELATED SECURITIES are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.

     U.S. MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-throughs." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of U.S. mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

     Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

     Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A domestic or foreign CMO in which a Fund may invest is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal and interest received from the pool of underlying mortgages, including prepayments, is first returned to the class having the earliest maturity date or highest maturity. Classes that have longer maturity dates and lower seniority will receive principal only after the higher class has been retired.

     SYNTHETIC CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component.For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P.

OPTIONS AND FUTURES

OPTIONS are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Funds may:

- Buy call options on foreign currency in anticipation of an increase in the value of the underlying asset.

- Buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset.

- Write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

     STOCK INDEX OPTIONS. Each Fund may also purchase put and call options with respect to the S&P 500 and other stock indices. The Funds may purchase such options as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.

     The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on a stock index depends on the Investment Adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Funds purchase put or call options only with respect to an index which the Investment Adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

     FOREIGN CURRENCY OPTIONS. Each Fund may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Funds use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

     FORWARD CURRENCY CONTRACTS. Each Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, a Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     FUTURES CONTRACTS provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts." Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

     The Funds may buy and sell interest rate or financial futures, futures on indices, foreign currency exchange contracts, forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts.

     INTEREST RATE OR FINANCIAL FUTURES CONTRACTS. Each Fund may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

     The sale of an interest rate or financial futures sale by a Fund obligates the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by a Fund obligates the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. A Fund closes out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund receives the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the Fund closes out a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     OPTIONS ON FUTURES CONTRACTS. The Funds may purchase options on the futures contracts they can purchase or sell, as described above. A futures option gives the holder, in return for the premium paid, the right to buy
(call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. There is no guarantee that such closing transactions can be effected.

     Investments in futures options involve some of the same considerations as investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options are more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Funds because the maximum amount at risk is limited to the premium paid for the options (plus transaction costs).

     RISKS OF TRANSACTIONS IN OPTIONS AND FUTURES CONTRACTS. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the options or futures contract and movements in the price of the securities which are the subject of the hedge. The price of the contract may move more or less than the price of the securities being hedged. If the price of the contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the contract. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the contract which will not be completely offset by movements in the price of the securities which are subject to the hedge.

     When contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the contract that is not offset by a reduction in the price of securities purchased.

     Although the Funds intend to purchase or sell contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin.

     Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Successful use of futures by a Fund depends on the Investment Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund hedges against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

     In the event of the bankruptcy of a broker through which a Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND RELATED OPTIONS. Except as described below under "Non-Hedging Strategic Transactions," a Fund will not engage in transactions in futures contracts or related options for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. A Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets.

     Upon the purchase of futures contracts, a Fund will deposit an amount of cash or liquid debt or equity securities, equal to the market value of the futures contracts, in a segregated account with the Custodian or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     These restrictions, which are derived from current federal and state regulations regarding the use of options and futures by mutual funds, are not "fundamental restrictions" and the Trustees of the Trust may change them if applicable law permits such a change and the change is consistent with the overall investment objective and policies of a Fund.

INTEREST RATE AND CURRENCY SWAPS

     For hedging purposes, each Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. An interest rate or currency swap involves an agreement between a Fund and another party to exchange payments calculated as if they were interest on a specified ("notional") principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level.

     CROSS-CURRENCY SWAPS. A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.

     SWAP OPTIONS. Each Fund may invest in swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise change an existing swap agreement, at some designated future time on specified terms. It is different from a forward swap, which is a commitment to enter into a swap that starts at some future date with specified rates. A swap option may be structured European-style (exercisable on the pre-specified date) or American-style (exercisable during a designated period). The right pursuant to a swap option must be exercised by the right holder. The buyer of the right to receive fixed pursuant to a swap option is said to own a call.

     SECURITIES SWAPS. Each Fund may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund would otherwise be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

     INTEREST RATE SWAPS. As indicated above, an interest rate swap is a contract between two entities ("counterparties") to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty agrees to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the "notional principal amount." In most such transactions, the floating rate payments are tied to the London Interbank Offered Rate, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.

     RISKS ASSOCIATED WITH SWAPS. The risks associated with interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to dealer options. In connection with such transactions, a Fund relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the Fund would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while each Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair a Fund's ability to enter into other transactions at a time when doing so might be advantageous.

     A Fund usually enters into such transactions on a "net" basis, with the Fund receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate net asset value at least equal to the accrued excess is maintained in a segregated account by the Trust's custodian. If a Fund enters into a swap on other than a net basis, or sells caps or floors, the Fund maintains a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the Commission.

     A Fund will not enter into any of these transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of purchase by at least one of the established rating agencies (e.g., AAA or AA by S&P).

SPECIAL TRANSACTIONS

     TEMPORARY INVESTMENTS. The Funds may temporarily depart from their principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

     REPURCHASE AGREEMENTS are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

     A Fund's custodian is required to take possession of the securities subject to repurchase agreements. The Adviser or the custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

     Repurchase Agreements are subject to Credit Risk.

     WHEN ISSUED TRANSACTIONS are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

     "ROLL" TRANSACTIONS. Each Fund may enter into "roll" transactions, which are the sale of GNMA certificates and other securities together with a commitment to purchase similar, but not identical, securities at a later date from the same party. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like when-issued securities or firm commitment agreements, roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. Additionally, in the event the buyer of securities under a roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the transactions may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     A Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for investment leverage. Nonetheless, roll transactions are speculative techniques and are considered to be the economic equivalent of borrowings by the Fund. To avoid leverage, the Fund will establish a segregated account with its Custodian in which it will maintain liquid assets in an amount sufficient to meet its payment obligations with respect to these transactions. A Fund will not enter into roll transactions if, as a result, more than 15% of the Fund's net assets would be segregated to cover such contracts.

NON-HEDGING STRATEGIC TRANSACTIONS

     Each Fund's options, futures and swap transactions will generally be entered into for hedging purposes -- to protect against possible changes in the market values of securities held in or to be purchased for the Fund's portfolio resulting from securities markets, currency or interest rate fluctuations, to protect the Fund's unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities. However, in addition to the hedging transactions referred to above, the Short-Intermediate, High Quality Bond, Global Blue Chip, Pacific Rim, Greater China and Latin America Funds may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. Each Fund's net loss exposure resulting from transactions entered into for each purposes will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation. Such transactions are subject to the limitations described above under "Options," "Futures Contracts," and "Interest Rate and Currency Swaps."

REPURCHASE AGREEMENTS

     Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Investment Adviser, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements may be considered to be loans under the Investment Company Act.

REVERSE REPURCHASE AGREEMENTS

     Each Fund may enter into reverse repurchase agreements, which involve the sale of a security by a Fund and its agreement to repurchase the security (or, in the case of mortgage-backed securities, substantially similar but not identical securities) at a specified time and price. A Fund will maintain in a segregated account with the Custodian cash, U.S. Government securities or other appropriate liquid securities in an amount sufficient to cover its obligations under these agreements with broker-dealers (no such collateral is required on such agreements with banks). Under the 1940 Act, these agreements may be considered borrowings by the Funds, and are subject to the percentage limitations on borrowings described below. The agreements are subject to the same types of risks as borrowings.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS

     Each Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

     The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Investment Adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

     When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

BORROWING

     The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of a Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing remain fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund tends to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     The Trust entered into a Credit Agreement on behalf of its various series, including the Funds, with several banks and The Chase Manhattan Bank, as administrative agent for the lenders, to borrow up to $75,000,000 from time to time to satisfy shareholder redemption requests without the necessity of requiring the Funds to sell portfolio securities, at times when the Investment Adviser believes such sales are not in the best interests of the shareholders of the Funds or other series of the Trust, in order to provide the Funds or such other series with cash to meet such redemption requests. The Credit Agreement expires on April 7, 1999, unless renewed by the parties.

     Under the Credit Agreement, each Fund may borrow, repay and reborrow amounts (collectively, the "Revolving Credit Loans") in increments of $50,000, provided the Revolving

Credit Loans outstanding at any time aggregate at least $350,000 (the "Credit Facility"). The Trust will pay a commitment fee at the rate of 0.10% per annum of the average daily unused portion of the Credit Facility, and may at any time terminate the Credit Agreement or reduce the lenders' commitment thereunder in increments of $2,500,000.

     While outstanding, the Revolving Credit Loans bear interest, fluctuating daily and payable monthly, at either of the following rates or a combination thereof, at the Trust's option: (i) at the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System arranged by federal funds brokers, plus 0.625% per annum; or (ii) the prime rate of interest of The Chase Manhattan Bank. If, as a result of changes in applicable laws, regulations or guidelines with respect to the capital adequacy of any lender, the return on such lender's capital is reduced, the Trust may be required to adjust the rate of interest to compensate such lender for such reduction. Each Revolving Credit Loan is payable in thirty days, and may be prepaid at any time in increments of $100,000 without premium or penalty. No Fund is liable for repayment of a Revolving Credit Loan to any other Fund.

     The Credit Agreement contains, among other things, covenants that require each Fund to maintain certain minimum ratios of debt to net worth; limit the ability of the Trust to incur other indebtedness and create liens on its assets or guarantee obligations of others; merge or consolidate with, or sell its assets to, others; make material changes in its method of conducting business; make distributions to shareholders in excess of the requirements of Subchapter M of the Internal Revenue Code in the event of a default under the Credit Agreement; or make changes in fundamental investment policies. The Credit Agreement also contains other terms and conditions customary in such agreements, including various events of default.

SHORT SALES

     Certain Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and short sales of securities which they do not own or have the right to acquire.

     In a short sale that is not "against the box," a Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the Fund replaces the security, the proceeds of the short sale are retained by the broker, and the Fund must pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     As a matter of policy, the Trust's Board of Trustees has determined that no Fund will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.


ILLIQUID SECURITIES

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees has determined that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid. Investing in restricted securities eligible for resale under Rule 144A could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested in purchasing such securities.

     The Emerging Countries, Global Blue Chip, Pacific Rim, Greater China and Latin America Funds may invest in foreign securities that are restricted against transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. Unless these securities are acquired directly from the issuer or its underwriter, the Fund treats foreign securities whose principal market is abroad as not subject to the investment limitation on securities subject to legal or contractual restrictions on resale.

DIVERSIFICATION

     Each Fund is "diversified" within the meaning of the Investment Company Act. In order to qualify as diversified, a Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

                               INVESTMENT RESTRICTIONS

     The Trust, on behalf of the Funds, has adopted the following fundamental policies that cannot be changed without the affirmative vote of a majority of the outstanding shares of the appropriate Fund (as defined in the Investment Company Act).

     All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

     The investment objective of each Fund is a fundamental policy. In addition, no Fund:

     1. May invest in securities of any one issuer if more than 5% of the market value of its total assets would be invested in the securities of such issuer, except that up to 25% of a Fund's total assets may be invested without regard to this restriction and a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction also does not apply to investments by a Fund in securities of the U.S. Government or any of its agencies and instrumentalities.

     2. May purchase more than 10% of the outstanding voting securities, or of any class of securities, of any one issuer, or purchase the securities of any issuer for the purpose of exercising control or management, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund.

     3. May invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. This restriction does not apply to investments by a Fund in securities of the U.S. Government or its agencies and instrumentalities.

     4. May purchase or sell real estate. However, a Fund may invest in securities secured by, or issued by companies that invest in, real estate or interests in real estate.

     5. May make loans of money, except that a Fund may purchase publicly distributed debt instruments and certificates of deposit and enter into repurchase agreements. Each Fund reserves the authority to make loans of its portfolio securities in an aggregate amount not exceeding 30% of the value of its total assets.

     6. May borrow money on a secured or unsecured basis, provided that, pursuant to the Investment Company Act, a Fund may borrow money if the borrowing is made from a bank or banks and only to the extent that the value of the Fund's total assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowings).

     7. May pledge or in any way transfer as security for indebtedness any securities owned or held by it, except to secure indebtedness permitted by restriction 6 above. This restriction shall not prohibit the Funds from engaging in options, futures and foreign currency transactions.

     8. May underwrite securities of other issuers, except insofar as it may be deemed an underwriter under the Securities Act in selling portfolio securities.

     9. May invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid.

     10. May purchase securities on margin, except for initial and variation margin on options and futures contracts, and except that a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

     11. May engage in short sales (other than the Mid Cap Growth, Mini Cap Growth, Small Cap Growth, Worldwide Growth, International Core Growth, International Small Cap Growth, High Yield Bond, Global Blue Chip, Pacific Rim, Greater China and Latin America Funds), except that a Fund may use such short-term credits as are necessary for the clearance of transactions.

     12. May invest in securities of other investment companies, except (a) that a Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with the same investment objective, policies and restrictions as the Fund; (b) in compliance with the Investment Company Act, or (c) as part of a merger, consolidation, acquisition or reorganization involving the Fund.

     13. May issue senior securities, except that a Fund may borrow money as permitted by restrictions 6 and 7 above. This restriction shall not prohibit the Funds from engaging in short sales, options, futures and foreign currency transactions.

     14. May enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that a Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission.

     15. May purchase or write options on securities, except for hedging purposes (except in the case of the Short-Intermediate, High Quality Bond, Global Blue Chip, Pacific Rim, Greater China and Latin America Funds, which may do so for non-hedging purposes) and then only if (i) aggregate premiums on call options purchased by a Fund do not exceed 5% of its net assets, (ii) aggregate premiums on put options purchased by a Fund do not exceed 5% of its net assets, (iii) not more than 25% of a Fund's net assets would be hedged, and (iv) not more than 25% of a Fund's net assets are used as cover for options written by the Fund.

OPERATING RESTRICTIONS

     As a matter of operating (not fundamental) policy adopted by the Board of Trustees of the Trust, no Fund:

     1. May invest in interests in oil, gas or other mineral exploration or development programs or leases, or real estate limited partnerships, although a Fund may invest in the securities of companies which invest in or sponsor such programs.

     2. May lend any securities from its portfolio unless the value of the collateral received therefor is continuously maintained in an amount not less than 100% of the value of the loaned securities by marking to market daily.

                           TRUSTEES AND PRINCIPAL OFFICERS

     The names, addresses and ages of the Trustees and principal officers of the Trust, including their positions and principal occupations during the past five years, are shown below. Trustees whose names are followed by an asterisk are "interested persons" of the Trust (as defined by the Investment Company Act). Unless otherwise indicated, the address of each Trustee and officer is 600 West Broadway, 30th Floor, San Diego, California 92101.

     ARTHUR E. NICHOLAS (51), TRUSTEE AND PRESIDENT.* Managing Partner and Chief Investment Officer, Nicholas-Applegate Capital Management (since 1984), and Chairman / President Nicholas-Applegate Securities. Director and Chairman of the Board of Directors of Nicholas-Applegate Fund, Inc., a registered open-end investment company, since 1987. Formerly, President of Nicholas-Applegate Mutual Funds (until 1999).

     JOHN J.P. MCDONNELL (47), TRUSTEE. Partner and Chief Operating Officer, Nicholas-Applegate Capital Management (since August 1998); Chief Operating Officer Nicholas-Applegate Securities (since 1999); formerly, Chief Financial Officer, American Express Travel Related Services New York (April 1978 - June
1998).

     WALTER E. AUCH (76), TRUSTEE.* 6001 North 62nd Place, Paradise Valley, Arizona. Director, Geotech Communications, Inc., a mobile radio communications company (since 1987); Fort Dearborn Fund (since 1987); Brinson Funds (since 1994), Smith Barney Trak Fund (since 1992), registered investment companies; Pimco Advisors L.P., an investment manager (since
1994); and Banyan Realty Fund (since 1987), Banyan Strategic Land Fund (since
1987), Banyan Strategic Land Fund II (since 1988), and Banyan Mortgage Fund (since 1988), real estate investment trusts. Formerly Chairman and Chief Executive Officer, Chicago Board Options Exchange (1979 to 1986); Senior Executive Vice President, Director and Member of the Executive Committee, PaineWebber, Inc. (until 1979). Formerly Trustee, Nicholas-Applegate Mutual Funds (until 1999). Mr. Auch is considered to be an "interested person" of the Trust under the 1940 Act because he is on the board of a company a subsidiary of which is a broker-dealer.

     DARLENE DEREMER (42), TRUSTEE. 155 South Street, Wrentham, Massachusetts. President and Founder, DeRemer Associates, a marketing consultant for the financial services industry (since 1987); Vice President, PBNG Funds, Inc. (since 1995); formerly Vice President and Director, Asset Management Division, State Street Bank and Trust Company (from 1982 to 1987), and Vice President, T. Rowe Price & Associates (1979 to 1982); Director, Jurika & Voyles Fund Group (since 1994), Nicholas-Applegate Strategic Opportunities Ltd. (since 1994), Nicholas-Applegate Securities International (since 1994), and King's Wood Montessori School (since 1995); Member of Advisory Board, Financial Women's Association (since 1995). Formerly Trustee, Nicholas-Applegate Mutual Funds.

     GEORGE F. KEANE (68), TRUSTEE. 450 Post Road East, Westport, Connecticut. President Emeritus and Senior Investment Adviser, The Common Fund, a non-profit investment management organization representing educational institutions (since 1993), after serving as its President (from 1971 to 1992); Member of Investment Advisory Committee, New York State Common Retirement Fund (since 1982); Director and Chairman of the Investment Committee, United Negro College Fund (since 1987); Director, United Educators Risk Retention Group (since 1989); Director, RCB Trust Company (since 1991); Director, School, College and University Underwriters Ltd. (since 1986); Trustee, Fairfield University (since 1993); Director, The Bramwell Funds, Inc. (since 1994); Chairman of the Board, Trigen Energy Corporation (since
1994); Director Universal Stainless & Alloy Products Inc. (since 1994). Formerly President, Endowment Advisers, Inc. (from August 1987 to December 1992; Trustee, Nicholas-Applegate Mutual Funds (until 1999).

     E. BLAKE MOORE, JR. (40), SECRETARY. Chief Financial Officer, Nicholas-Applegate Capital Management and Nicholas-Applegate Securities (since 1998), and General Counsel and Secretary, Nicholas-Applegate Capital Management and Nicholas-Applegate Securities (since 1993). Formerly Attorney, Luce, Forward, Hamilton & Scripps (from 1989 to 1993); Treasurer and Secretary, Nicholas-Applegate Mutual Funds, (until 1999).

     CHARLES WILLIAM MAHER (38), VICE PRESIDENT. Chief Financial Officer, Nicholas-Applegate Capital Management and Nicholas-Applegate Securities (since 1999). Formerly Chief Financial Officer, Mitchell Hutchins Asset Management, Inc. (1990-1998).

     Each Trustee of the Trust who is not an officer or affiliate of the Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $14,000 for services rendered as a Trustee of the Trust, and $1,000 for each meeting attended ($2,000 per Committee meeting for Committee chairmen). Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.

     The following table sets forth the aggregate compensation paid by the Trust for the fiscal year ended March 31, 1998, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Trust's board and that of all other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):

                           Aggregate           Pension or Retirement          Estimated               Total Compensation
                           Compensation        Benefits Accrued as Part       Annual Benefits         from Trust and Trust
Name                       from Trust          of Trust Expenses              Upon Retirement         Complex Paid to Trustee
Walter E. Auch             $20,000             None                           N/A                     $20,000(17*)
Darlene Deremer            $18,000             None                           N/A                     $18,000(17*)
George F. Keane            $20,000             None                           N/A                     $20,000(17*)

* Indicates total number of funds in Trust complex, including the Funds.


                                  INVESTMENT ADVISER


THE INVESTMENT ADVISORY AGREEMENT

     Under the Investment Advisory Agreement between the Trust and the Investment Adviser with respect to the Funds, the Trust retains the Investment Adviser to manage the Funds' investment portfolios, subject to the direction of the Trust's Board of Trustees. The Investment Adviser is authorized to determine which securities are to be bought or sold by the Funds and in what amounts.

     The Investment Advisory Agreement provides that the Investment Adviser will not be liable for any error of judgment or for any loss suffered by a Fund or the Trust in connection with the matters to which the Investment Advisory Agreement relates, except for liability resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the Investment Adviser's reckless disregard of its duties and obligations under the Investment Advisory Agreement. The Trust has agreed to indemnify the Investment Adviser against liabilities, costs and expenses that the Investment Adviser may incur in connection with any action, suit, investigation or other proceeding arising out of or otherwise based on any action actually or allegedly taken or omitted to be taken by the Investment Adviser in connection with the performance of its duties or obligations under the Investment Advisory Agreement or otherwise as an investment adviser of the Trust. The Investment Adviser is not entitled to indemnification with respect to any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of its reckless disregard of its duties and obligations under the Investment Advisory Agreement.

     The amounts of the advisory fees earned by the Investment Adviser and reported below were for services provided to the master funds of the Master Trust prior to the Reorganization. The amounts of the advisory fees earned by the Investment Adviser for the fiscal years ended March 31, 1996, 1997 and 1998, and the amounts of the reductions in fees and reimbursement of expenses by the Investment Adviser (or recoupment of fees previously deferred and expenses previously reimbursed) as a result of the expense limitations and fee waivers described below under "Expense Limitation" were as follows:

                                 For the Year ended
                                   March 31, 1996


FUND                                      ADVISORY FEES      (OR RECOUPMENTS)
----                                      -------------      ----------------
Global Blue Chip Fund                        $        0              $      0
International Core Growth Fund                        0                     0
Worldwide Growth Fund                           922,328                58,228
International Small Cap Growth Fund              69,849               117,278
Global Growth & Income Fund                           0                     0
Emerging Countries Fund                          49,827                57,853
Pacific Rim Fund                                      0                     0
Greater China Fund                                    0                     0
Latin America Fund                                    0                     0
Large Cap Fund                                        0                     0
Mid Cap Growth Fund                           2,563,061                     0
Value Fund                                            0                     0
Small Cap Growth Fund                         5,190,853                     0
Mini Cap Growth Fund                             98,817               (40,723)
Convertible Fund                                723,032                (4,263)
Short Intermediate Fund                           5,905                 5,905
High Quality Bond Fund (1)                        3,962                 3,962
High Yield Bond Fund                                  0                     0
Global Technology Fund                                0                     0


(1) Includes the advisory fees, fee reductions and expense reimbursements of the Government Income Fund, the assets and liabilities of which were assigned to and assumed by the High Quality Bond Fund pursuant to the Reorganization.

                                 For the Year Ended
                                   March 31, 1997


FUND                                      ADVISORY FEES      (OR RECOUPMENTS)
----                                      -------------      ----------------
Global Blue Chip Fund                        $        0             $       0
International Core Growth Fund                    5,726                 5,696
Worldwide Growth Fund                         1,028,250                62,497
International Small Cap Growth Fund             477,212                13,583
Global Growth & Income Fund                           0                     0
Emerging Countries Fund                         915,615              (22,429)
Pacific Rim Fund                                      0                     0
Greater China Fund                                    0                     0
Latin America Fund                                    0                     0
Large Cap Fund                                    2,359                 7,907
Mid Cap Growth Fund                           3,594,196                     0
Value Fund                                       17,527                30,135
Small Cap Growth Fund                         5,836,182                     0
Mini Cap Growth Fund                            376,577              (59,756)
Convertible Fund                                902,615              (39,067)
Short Intermediate Fund                          15,497                81,090
High Quality Bond Fund (1)                       20,207                83,987
High Yield Bond Fund                             17,627                19,182
Global Technology Fund                                0                     0

(1) Includes the advisory fees, fee reductions and expense reimbursements of the Government Income Fund, the assets and liabilities of which were assigned to and assumed by the High Quality Bond Fund pursuant to the Reorganization.


                                 For the Year Ended
                                   March 31, 1998


                                                        Fee Reductions and
                                                      Expense Reimbursements
FUND                                  ADVISORY FEES      (OR RECOUPMENTS)
----                                  -------------      ----------------


Global Blue Chip Fund                    $   21,373              $ 25,177
International Core Growth Fund              308,562                30,669
Worldwide Growth Fund                     1,251,181               111,071
International Small Cap Growth Fund         658,893                79,886
Global Growth & Income Fund                  29,786                20,322
Emerging Countries Fund                   2,790,216                84,868
Pacific Rim Fund                              2,848                 8,837
Greater China Fund                            2,721                 8,977
Latin America Fund                            4,778                13,560
Large Cap Fund                               32,530                53,872
Mid Cap Growth Fund                       3,422,148                 9,400

Value Fund                                   52,328                60,348
Small Cap Growth Fund                     6,613,874                     0
Mini Cap Growth Fund                        866,987               (5,098)
Convertible Fund                          1,427,198                     0
Short Intermediate Fund                      37,524                93,900
High Quality Bond Fund (1)                   94,359               193,047
High Yield Bond Fund                         36,505               111,479

(1) Includes the advisory fees, fee reductions and expense reimbursements of the Government Income Fund, the assets and liabilities of which were assigned to and assumed by the High Quality Bond Fund pursuant to the Reorganization.


                                    ADMINISTRATOR

     The principal administrator of the Trust is Investment Company Administration Corporation ("ICAC"), 4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018.

     Pursuant to an Administration Agreement with the Trust, ICAC is responsible for performing all administrative services required for the daily business operations of the Trust, subject to the supervision of the Board of Trustees of the Trust. ICAC has no supervisory responsibility over the investment operations of the Funds. The management or administrative services of ICAC for the Trust are not exclusive under the terms of the Administration Agreement and ICAC is free to, and does, render management and administrative services to others. ICAC also serves as the administrator for the Master Trust.

     For its services, ICAC receives under the Administration Agreement annual fees from each Fund equal to the Fund's pro rata portion (based on its net assets compared to the Trust's total net assets) of a fee equal to 0.05% of the first $100 million of the Trust's average net assets, 0.04% of the next $150 million, 0.03% of the next $300 million, 0.02% of the next $300 million and 0.01% thereafter, subject to a $40,000 annual minimum. As a result, for the fiscal year ended March 31, 1996, 1997 and 1998, ICAC received aggregate compensation of $ 318,556, $386,550 and $848,799, respectively for all of the series of the Trust.

     Pursuant to an Administrative Services Agreement with the Trust, the Investment Adviser is responsible for providing all administrative services which are not provided by ICAC or by the Trust's Distributor, transfer agents, accounting agents, independent accountants and legal counsel. These services are comprised principally of assistance in coordinating with the Trust's various service providers, providing certain officers of the Trust, responding to inquiries from shareholders which are directed to the Trust rather than other service providers, calculating performance data, providing various reports to the Board of Trustees, and assistance in preparing reports, prospectuses, proxy statements and other shareholder communications. The Agreement contains provisions regarding liability and termination similar to those of the Administration Agreement.

     Under the Administrative Services Agreement, the Investment Adviser is compensated at the annual rate of up to 0.10% of the average daily net assets attributable to the Class Q Shares of each Fund.

                                 DISTRIBUTOR

     Nicholas-Applegate Securities (the "Distributor"), 600 West Broadway, 30th Floor, San Diego, California 92101, is the principal underwriter and distributor for the Trust and, in such capacity, is responsible for distributing shares of the Funds. The Distributor is a California limited partnership organized in 1992 to distribute shares of registered investment companies. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., the general partner of the Investment Adviser.

     Pursuant to its Distribution Agreement with the Trust, the Distributor has agreed to use its best efforts to effect sales of shares of the Portfolios, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Investment Advisory Agreement discussed above. The minimum assets for investors in the Funds may be waived from time to time. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

SHAREHOLDER SERVICE PLAN

     The Trust has also adopted a Shareholder Service Plan with respect to the Q Shares of the Trust. Under the Shareholder Service Plan, the Distributor may be compensated at the annual rate of up to 0.25% of the average daily net assets of each Fund attributable to the Class Q shares of each Fund.

     Support services include, among other things, establishing and maintaining accounts and records relating to their clients that invest in Fund shares; processing dividend and distribution payments from the Funds on behalf of clients; preparing tax reports; arranging for bank wires; responding to client inquiries concerning their investments in Fund shares; providing the information to the Funds necessary for accounting and subaccounting; preparing tax reports, forms and related documents; forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; assisting in processing exchange and redemption requests from clients; assisting clients in changing dividend options, account designations and addresses; and providing such other similar services.

     The Shareholder Service Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including a majority of the Trustees who have no direct or indirect financial interest in the operation of the Shareholder Service Plan or in any agreement related to the Shareholder Service Plan (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Shareholder Service Plan may be amended at any time by the Board, provided that any material amendments of the terms of the Plan will become effective only upon the approval by a majority of the Board and a majority of the Independent Trustees pursuant to a vote cast in person at a meeting called for the purpose of voting on the Plan. The Shareholder Service Plan may be terminated with respect to any Fund or class at any time, without penalty, by the Board.

DISTRIBUTION PLAN

     Under a plan of distribution for the Trust with respect to the Class Q shares of the Funds (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act and distribution agreement (the "Distribution Agreement"), the Distributor incurs the expense of distributing such shares of the Funds. The Distribution Plan provides for compensation to the Distributor for the services it provides, and the costs and expenses it incurs, related to marketing such shares of the Funds. The Distributor is paid for: (a) expenses incurred in connection with advertising and marketing such shares of the Funds, including but not limited to any advertising by radio, television, newspapers, magazines, brochures, sales literature, telemarketing or direct mail solicitations; (b) periodic payments of fees or commissions for distribution assistance made to one or more securities brokers, dealers or other industry professionals such as investment advisers, accountants, estate planning firms and the Distributor itself in respect of the average daily value of such shares owned by clients of such service organizations, and (c) expenses incurred in preparing, printing and distributing the Funds' prospectuses and statements of additional information with respect to such shares.

     The Distribution Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees of the Trust, including a majority vote of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements related to the Distribution Plan (the "Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plan may be terminated with respect to any Class of shares of a Fund at any time, without penalty, by the vote of a majority of the Rule 12b-1 Trustees or by the vote of the holders of a majority of the outstanding shares of such Fund. The Distribution Plan may not be amended to increase materially the amounts to be paid by the Q Class of shares of a Fund for the services described therein without approval by a majority of such outstanding shares of the Fund, and all material amendments are required to be approved by the Board of Trustees in the manner described above. The Distribution Plan will automatically terminate in the event of its assignment. A Class of shares of a Fund will not be contractually obligated to pay expenses incurred under the Distribution Plan if the Plan is terminated or not continued with respect to such shares.

     Under the Distribution Plan, the Distributor is compensated for distribution-related expenses with respect to the Class Q Shares of the Funds. The Distributor is compensated at the annual rate of 0.25%, payable monthly, based on the average daily net assets. The Distributor recovers the distribution expenses it incurs through the receipt of compensation payments from the Trust under the Distribution Plan.

     If the Distributor incurs expenses greater than the maximum distribution fees payable under the Distribution Plan, as described above, with respect to Class Q Shares of a Fund, the Class will not reimburse the Distributor for the excess in the subsequent fiscal year. However, because the Distribution Plan is a "compensation-type" plan, the distribution fees are payable even if the Distributor's actual distribution related expenses are less than the percentages described above.

     The Trust currently has no intention to activate the 12b-1 Plan. Shareholders will be given a 60 day notice upon the Trust's determination to activate the Plan.

MISCELLANEOUS

     Pursuant to the Shareholder Service Plan, the Board of Trustees reviews at least quarterly a written report of the service expenses incurred on behalf of shares of the Funds by the Distributor. The report includes an itemization of the service expenses and the purposes of such expenditures. Because the Trust offers shares of numerous Funds which are subject to Rule 12b-1 under the Investment Company Act, the selection and nomination of Trustees who are not interested persons of the Trust is committed to the Trustees who are not interested persons of the Trust.

                         PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Trust's Board of Trustees, the Investment Adviser executes the Funds' portfolio transactions and allocates the brokerage business. In executing such transactions, the Investment Adviser seeks to obtain the best price and execution for the Funds, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. Securities in which the Funds invest may be traded in the over-the-counter markets, and the Funds deal directly with the dealers who make markets in such securities except in those circumstances where better prices and execution are available elsewhere. The Investment Adviser negotiates commission rates with brokers or dealers based on the quality or quantity of services provided in light of generally prevailing rates, and while the Investment Adviser generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commissions available. The Board of Trustees of the Trust periodically reviews the commission rates and allocation of orders.

     The Funds have no obligation to deal with any broker or group of brokers in executing transactions in portfolio securities. Subject to obtaining the best price and execution, brokers who sell shares of the Funds or provide supplemental research, market and statistical information and other research services and products to the Investment Adviser may receive orders for transactions by the Funds. Such information, services and products are those which brokerage houses customarily provide to institutional investors, and include items such as statistical and economic data, research reports on particular companies and industries, and computer software used for research with respect to investment decisions. Information, services and products so received are in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement, and the expenses of the Investment Adviser are not necessarily reduced as a result of the receipt of such supplemental information, services and products. Such information, services and products may be useful to the Investment Adviser in providing services to clients other than the Trust, and not all such information, services and products are used by the Investment Adviser in connection with the Funds. Similarly, such information, services and products provided to the Investment Adviser by brokers and dealers through whom other clients of the Investment Adviser effect securities transactions may be useful to the Investment Adviser in providing services to the Funds. The Investment Adviser may pay higher commissions on brokerage transactions for the Funds to brokers in order to secure the information, services and products described above, subject to review by the Trust's Board of Trustees from time to time as to the extent and continuation of this practice.

     Although the Investment Adviser makes investment decisions for the Trust independently from those of its other accounts, investments of the kind made by the Funds may often also be made by such other accounts. When the Investment Adviser buys or sells the same security at substantially the same time on behalf of the Funds and one or more other accounts managed by the Investment Adviser, the Investment Adviser allocates available investments by such means as, in its judgment, result in fair treatment. The Investment Adviser aggregates orders for purchases and sales of securities of the same issuer on the same day among the Funds and its other managed accounts, and the price paid to or received by the Funds and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the Funds.

     Securities trade in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's commission or discount. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid.

     During the fiscal year ended March 31, 1998, the following master funds (which were predecessors to the corresponding Funds) acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the Investment Company Act) or their parents: Worldwide Growth Fund -- Merrill Lynch & Co.; International Small Cap Growth Fund -- Merrill Lynch & Co.; Global Growth & Income Fund -- Salomon Smith Barney, J. P. Morgan & Co., Merrill Lynch & Co.; Emerging Countries Fund -- Merrill Lynch & Co.; Large Cap Growth Fund -- Merrill Lynch & Co., J. P. Morgan & Co.; Mid Cap Growth Fund -- Merrill Lynch & Co., J. P. Morgan & Co.; Small Cap Growth Fund -- Merrill Lynch & Co.; Mini Cap Growth Fund -- Merrill Lynch & Co.; Convertible Fund -- Salomon Smith Barney, Merrill Lynch & Co., J. P. Morgan & Co.; Short-Intermediate Fund -- Lehman Brothers; High Yield Bond Fund -- Merrill Lynch & Co., J. P. Morgan & Co. The holdings of securities of such brokers and dealers were as follows as of March 31, 1998: Worldwide Growth Fund -- Merrill Lynch & Co. ($456,500); Global Growth & Income -- Salomon Smith Barney ($56,737); Large Cap Growth Fund -- Merrill Lynch & Co. ($116,200); Mid Cap Growth Fund -- Merrill Lynch & Co. ($3,925,900); Convertible Fund -- Salomon Smith Barney ($2,619,937); Short-Intermediate Fund -- Lehman Brothers ($202,356); High Yield Bond Fund -- Merrill Lynch & Co. ($1,205,000).

     The aggregate dollar amount of brokerage commissions paid by the master fund predecessors to the corresponding Funds during the last three fiscal years of the Trust were as follows:



                                                          Year Ended
                                       ---------------------------------------------------
                                       MARCH 31, 1998    MARCH 31, 1997     MARCH 31, 1996
                                       --------------    --------------     --------------
Global Blue Chip Fund                      $   49,764               N/A               N/A
International Core Growth Fund                464,615        $   24,643               N/A
Worldwide Growth Fund                       1,065,153           970,564        $  484,310
International Small Cap Growth Fund           745,259           692,326           116,735
Global Growth & Income Fund                    52,145                 0               N/A
Emerging Countries Fund                     3,634,338         1,427,861           169,728
Pacific Rim Fund                               10,403               N/A               N/A
Greater China Fund                             11,105               N/A               N/A
Latin America Fund                             12,759               N/A               N/A
Large Cap Growth Fund                          30,907             4,620                 0
Mid Cap Growth Fund                         1,809,755         1,139,938           862,396
Value Fund                                     14,316             8,996               N/A
Small Cap Growth Fund                       1,002,867           987,245         1,038,140
Mini Cap Growth Fund                          202,223            90,844            40,185
Convertible Fund                              130,017           114,243            83,459
Short Intermediate Fund                             0                 0                 0
High Quality Bond Fund (1)                        100                 0                 0
High Yield Bond Fund                            1,896               200               N/A


(1) The Government Income Fund, the assets and liabilities of which were assigned to and assumed by the High Quality Bond Fund paid no brokerage fees in the fiscal year ended March 31, 1998.

Of the total commissions paid during the fiscal year ended March 31, 1998, $1,155,155 (12.39%) were paid to firms which provided research, statistical or other services to the Investment Adviser. The Investment Adviser has not separately identified a portion of such commissions as applicable to the provision of such research, statistical or otherwise.


                        PURCHASE AND REDEMPTION OF FUND SHARES

     Shares of the Funds may be purchased and redeemed at their net asset value without any initial or deferred sales charge.

     The offering price is effective for orders received by the Transfer
Agent or any sub-transfer agent prior to the time of determination of net asset value. Dealers are responsible for promptly transmitting purchase orders to the Transfer Agent or a sub-transfer agent. The Trust reserves the right in its sole discretion to suspend the continued offering of the Funds' shares and to reject purchase orders in whole or in part when such rejection is in the best interests of the Trust and the affected Funds. Payment for shares redeemed will be made not more than seven days after receipt of a written or telephone request in appropriate form, except as permitted by the Investment Company Act and the rules thereunder. Such payment may be postponed or the right of redemption suspended at times when the New York
Stock Exchange is closed for other than
customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.

                                SHAREHOLDER SERVICES

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

     A shareholder of one Fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that Fund (the "paying Fund") into any other Fund of the same share class (the "receiving Fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying Fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving Fund equals or exceeds that Fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving Fund is below that Fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving Fund must be automatically reinvested in the receiving Fund, (iii) if this privilege is discontinued with respect to a particular receiving Fund, the value of the account in that Fund must equal or exceed the Fund's minimum initial investment requirement or the Fund will have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder.
 These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without a sales charge).

AUTOMATIC WITHDRAWAL

     The Transfer Agent arranges for the redemption by the Fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified. Withdrawal payments should not be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value will reduce the aggregate value of the shareholder's account.

REDEMPTION IN KIND

     The Trust intends to pay in cash for all shares of a Fund redeemed, but the Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. In such cases, a shareholder may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.

REPORTS TO INVESTORS

     Each Fund will send its investors annual and semi-annual reports. The financial statements appearing in annual reports will be audited by independent accountants. In order to reduce duplicate mailing and printing expenses, the Funds may provide one annual and semi-annual report and annual prospectus per household. In addition, quarterly unaudited financial data are available from the Funds upon request.

                                   NET ASSET VALUE

     The net asset value of a Fund is calculated by dividing (i) the value of the securities held by the Fund , plus any cash or other assets, minus all the Class' proportional interest in the Fund's liabilities (including accrued estimated expenses on an annual basis) and all liabilities allocable to such Class, by (ii) the total number of Class I or Q shares of the Fund outstanding. The value of the investments and assets of a Fund is determined each business day. Investment securities, including ADRs and EDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain foreign exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser. Listed securities that are not traded on a particular day and other over-the-counter securities are valued at the mean between the closing bid and asked prices.

     In the event that the New York Stock Exchange or the national securities exchange on which stock or stock options are traded adopt different trading hours on either a permanent or temporary basis, the Board of Trustees of the Trust will reconsider the time at which they compute net asset value. In addition, the asset value of the Fund may be computed as of any time permitted pursuant to any exemption, order or statement of the Commission or its staff.

     The Funds value long-term debt obligations at the quoted bid prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, the Investment Adviser will use, when it deems it appropriate, prices obtained for the day of valuation from a bond pricing service, as discussed below. The Funds value debt securities with maturities of 60 days or less at amortized cost if their term to maturity from date of purchase is less than 60 days, or by amortizing, from the sixty-first day prior to maturity, their value on the sixty-first day prior to maturity if their term to maturity from date of purchase by the Fund is more than 60 days, unless this is determined by the Board of Trustees of the Trust not to represent fair value. The Funds value repurchase agreements at cost plus accrued interest.

     The Funds value U.S. Government securities which trade in the over-the-counter market at the last available bid prices, except that securities with a demand feature exercisable within one to seven days are valued at par. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers, or on the evaluation of a pricing service.

     The Funds value options, futures contracts and options thereon, which trade on exchanges, at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. If an options or futures exchange closes later than 4:00 p.m. New York time, the options or futures traded on it are valued based on the sale price, or on the mean between the bid and ask prices, as the case may be, as of 4:00 p.m. New York time.

     Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business day in New York. In addition, foreign securities trading may not take place on all business days in New York, and may occur in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the calculation of net asset value unless the Board of Trustees of the Trust deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 1:00 p.m. New York time or at such other rates as the Investment Adviser may determine to be appropriate in computing net asset value.

     Securities and assets for which market quotations are not readily available, or for which the Trust's Board of Trustees or persons designated by the Board determine that the foregoing methods do not accurately reflect current market value, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees.

     The Trust may use a pricing service approved by its Board of Trustees. Prices provided by such a service represent evaluations of the mean between current bid and asked market prices, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data. Such services may use electronic data processing techniques and/or a matrix system to determine valuations. The procedures of such services are reviewed periodically by the officers of the Trust under the general supervision and responsibility of its Board of Trustees, which may replace a service at any time if it determines that it is in the best interests of the Funds to do so.


                          DIVIDENDS, DISTRIBUTIONS AND TAXES

REGULATED INVESTMENT COMPANY

     The Trust has elected to qualify each Fund as a regulated investment company under Subchapter M of the Code, and intends that each Fund will remain so qualified.

     As a regulated investment company, a Fund will not be liable for federal income tax on its income and gains provided it distributes all of its income and gains currently. Qualification as a regulated investment company under the Code requires, among other things, that each Fund (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) for taxable years beginning on or before August 5, 1997 derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, certain foreign currencies and certain options, futures, and forward contracts on foreign currencies held less than three months; (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the Trust controls and which are determined to be engaged in the same or similar trades or businesses; and (d) distribute at least 90% of its investment company taxable income (which includes dividends, interest, and net short-term capital gains in excess of net long-term capital losses) each taxable year.

     A Fund generally will be subject to a nondeductible excise tax of 4% to the extent that it does not meet certain minimum distribution requirements as of the end of each calendar year. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income and net capital gain (not taking into account any capital gains or losses as an exception) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid the excise tax, the Funds intend to make timely distributions of their income in compliance with these requirements and anticipate that they will not be subject to the excise tax.

     Dividends paid by a Fund from ordinary income, and distributions of the Fund's net realized short-term capital gains, are taxable to its shareholders as ordinary income. Distributions to corporate shareholders will be eligible for the 70% dividends received deduction to the extent that the income of the Funds is derived from dividends on common or preferred stock of domestic corporations. Dividend income earned by a Fund will be eligible for the dividends received deduction only if the Fund has satisfied a 46-day holding period requirement (described below) with respect to the underlying portfolio security (91 days in the case of dividends derived from preferred stock). In addition, a corporate shareholder must have held its shares in the Fund for not less than 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend with respect to the dividend (91 days during the 180-day period that begins 90 days before the stock becomes ex-dividend with respect to the dividend in the case of dividends derived from preferred stock) in order to claim the dividend received deduction. Not later than 60 days after the end of its taxable year, the Fund will send to its shareholders a written notice designating the amount of any distributions made during such year which may be taken into account by its shareholders for purposes of such deduction provisions of the Code. Net capital gain distributions are not eligible for the dividends received deduction.

SPECIAL TAX CONSIDERATIONS

     SECTION 1256 CONTRACTS. Many of the futures contracts and forward contracts used by the Funds are "section 1256 contracts." Any gains or losses on section 1256 contracts are generally credited 60% long-term and 40% short-term capital gains or losses ("60/40") although gains and losses from hedging transactions, certain mixed straddles and certain foreign currency transactions from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Funds at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, depending on the circumstances.

     STRADDLE RULES. Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Funds may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures and forward contracts to the Funds are not entirely clear. The transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

     The Funds may make one or more of the elections available under the Code which are applicable to straddles. If the Funds make any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to the shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

     The qualifying income and diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures contracts or forward contracts.

     SECTION 988 GAINS AND LOSSES. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency and on disposition of certain futures attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to the shareholders.

     FOREIGN TAX. Foreign countries may impose withholding and other taxes on income received by a Fund from sources within those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Each shareholder will be notified in writing within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will be "pass-through" for that year.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund elects pass-through treatment, the source of the Fund's income flows through to shareholders of the Fund. With respect to such election, the Fund treats gains from the sale of securities as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables as ordinary income derived from U.S. sources. The limitation on the foreign tax credit applies separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportion at share of the foreign taxes paid by the Fund. The foreign tax credit is modified for purposes of the federal alternative minimum tax and can be used to offset only 90% of the alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

     ORIGINAL ISSUE DISCOUNT. The Funds may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) they may acquire as issued originally at a discount. Generally, the Funds treat the amount of the original issue discount ("OID") as interest income and include it in income over the term of the debt security, even though they do not receive payment of that amount until a later time, usually when the debt security matures. The Funds treat a portion of the OID includable in income with respect to certain high-yield corporation debt securities as a dividend for federal income tax purposes.

     The Funds may treat some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) they may acquire in the secondary market as having market discount. Generally, a Fund treats any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount as ordinary interest income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security.
 Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing the recognition of income.

     The Funds generally must distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though the Funds have yet to receive cash representing such income. The Funds may obtain cash to pay such dividends from sales proceeds of securities held by the Funds.

                             PERFORMANCE INFORMATION

     The Trust may from time to time advertise total returns and yields for the Funds, compare Fund performance to various indices, and publish rankings of the Funds prepared by various ranking services. Any performance information should be considered in light of the Fund's investment objectives and policies, characteristics and quality of the its portfolio, and the market conditions during the given period, and should not be considered to be representative of what may be achieved in the future. For purposes of calculating the historical performance of a Fund, the Trust will take into account the historical performance of the series of the Trust corresponding to the Fund prior to the Reorganization.

TOTAL RETURN

          The total return for a Fund is computed by assuming a hypothetical initial payment of $1,000. It is assumed that all investments are made at net asset value (as opposed to market price) and that all of the dividends and distributions by the Fund over the relevant time periods are invested at net asset value. It is then assumed that, at the end of each period, the entire amount is redeemed without regard to any redemption fees or costs. The average annual total return is then determined by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Total return does not take into account any federal or state income taxes.

          Total return is computed according to the following formula:

                                           n
                                   P(1 + T)   = ERV

Where:    P    =    a hypothetical initial payment of $1,000.
          T    =    average annual total return.
          n    =    number of years.
          ERV  =    ending redeemable value at the end of the period
                    (or fractional portion thereof) of a hypothetical
                    $1,000 payment made at the beginning of the period.

YIELD

          The yield for a Fund is calculated based on a 30-day or one-month period, according to the following formula:

                                6
           Yield = 2[(a - b + 1) -1]
                     ------
                     (c x d)

          For purposes of this formula, "a" is total dividends and interest earned during the period; "b" is total expenses accrued for the period (net of reimbursements); "c" is the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" is the maximum offering price per share on the last day of the period.

          Yields for the predecessors to the Funds for the 30-day period ended December 31, 1998 were as follows:


                    Fund                    Class I        Class Q
               Convertible Fund              2.11%          1.87%

               Short-Intermediate Fund       5.93%          5.93%

               High Quality Bond Fund        6.22%          5.96%

               High Yield Bond Fund         10.75%         10.48%

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

- references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

- charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

- discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Standard & Poor's Low-Priced Index compares a group of approximately twenty actively traded stocks priced under $25 for one month periods and year-to-date.

Value Line Mutual Fund Survey, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for one month.

CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

PRIOR PERFORMANCE OF CERTAIN FUNDS AND THEIR PREDECESSORS

     The following tables set forth historical performance information for the Large Cap, Value, Mini Cap Growth, Short-Intermediate, High Quality Bond, and High Yield Bond Funds. It includes historical performance information for the Institutional and Qualified Portfolios which preceded the Funds prior to the reorganization of the Trust in July 1998 and the Investment Adviser's composite performance data relating to the historical performance of all institutional private accounts managed by the Investment Adviser, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of such Funds. The composite data is provided to illustrate the past performance of the Investment Adviser in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Funds. Investors should not consider this performance data as an indication of future performance of the Funds or of the Investment Adviser.

     The Investment Adviser has advised the Trust that the net performance results for the Funds are calculated as set forth above under "General Information -- Performance Information." All information set forth in the tables below relies on data supplied by the Investment Adviser or from statistical services, reports or other sources believed by the Investment Adviser to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

     The Investment Adviser's composite performance data shown below were calculated in accordance with recommended standards of the Association for Investment Management and

Research ("AIMR")(1), retroactively applied to all time periods. All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and loses.
All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the Investment Adviser's institutional private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. The Investment Adviser's composites include all actual, fee-paying, discretionary institutional private accounts managed by the Investment Adviser that have investment objectives, policies, strategies and risks substantially similar to those of the Large Cap, Value, Mini Cap Growth, Short-Intermediate, High Quality Bond and High Yield Bond Funds. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The monthly returns of the Investment Adviser's composites combine the individual accounts' returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed $500) by asset-weighing each individual account's asset value as of the beginning of the month. Quarterly and yearly returns are calculated by geometrically linking the monthly and quarterly returns, respectively.
The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year. Investors should be aware that the SEC uses a methodology different from that used below to calculate performance which, as with the use of any methodology different from that below, could result in different performance data.

       The institutional private accounts that are included in the Investment Adviser's composites are not subject to the same types of expenses to which the Large Cap, Value, Mini Cap Growth, Short-Intermediate, High Quality Bond and High Yield Bond Funds are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Investment Adviser's composites could have been adversely affected if the institutional private accounts included in the composites had been subject to the same expenses as the Funds or had been regulated as investment companies under the federal securities laws.

       The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

       The investment results presented below are not intended to predict or suggest the returns that might be experienced by the Large Cap, Value, Mini Cap, Short-Intermediate, High Quality Bond or High Yield Bond Funds or an individual investor investing in such Funds.

-------------------------
(1) AIMR is a non-profit membership and education with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers. These AIMR performance presentation standards are intended to (i) promote full and fair presentations by investment advisers of their performance results, and (ii) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.


                     CLASS I SHARES OF THE FUNDS
                     ---------------------------
                            VALUE PERFORMANCE
                            ------------------------------------
                                        INVESTMENT
                                         ADVISER'S
                             VALUE         VALUE        S&P 500
       YEAR                   FUND       COMPOSITE      INDEX(1)
      -----                 ------      -----------     ---------
1994(2)                                     3.79%        5.32%
1995                                       30.79        37.60
1996(2)                      24.25%        32.01        22.95
1997                         40.55         40.55        33.36
1998(3)                      20.13         20.19        28.58
Last Year(3)                 20.13         20.19        28.58
Last 5 Years(3)               N/A           N/A          N/A
Since Inception(3)           31.97         26.24        26.51

------------------------

(1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarding as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) Inception dates are as follows: Value Composite (predecessor to the Class I shares of the Value Fund) - April 1, 1994; Value Institutional Portfolio - April 30, 1996.

(3) Through December 31, 1998


                                           CLASS I SHARES OF THE FUNDS
                                           --------------------------------------------
                                           LARGE CAP GROWTH                             MINI CAP PERFORMANCE
                                           ----------------                             --------------------
                                             PERFORMANCE
                                             -----------

                                         INVESTMENT     RUSSELL                      INVESTMENT
                       LARGE CAP      ADVISER'S LARGE    1000          MINI CAP       ADVISER'S      RUSSELL 2000
                        GROWTH           CAP GROWTH     GROWTH          GROWTH        MINI CAP       GROWTH STOCK
       YEAR              FUND            COMPOSITE     INDEX(1)          FUND         COMPOSITE        INDEX(2)
       ----             ------        ---------------  --------       ---------     ------------    ---------------

1991(3)                                                                                 28.69%          14.77%

1992                                                                                    11.58            7.77

1993                                                                                     7.25           13.36

1994                                                                                    (5.85)          (2.43)

1995(3)                                      35.38%                     14.80%          55.93           31.06
                                                           25.26%

1996(3)                   (1.12%)            26.63         23.12        28.73           27.72           11.26

1997                      46.07              33.06         30.48        30.19           30.61           12.84

1998(4)                   60.29               --           38.71         8.43             --             1.28

Last Year(4)              60.29               --           38.71         8.43             --             1.28

Last 5 Years(4)            N/A               N/A            N/A          N/A            24.78           10.21

Since Inception(4)        51.81               --           31.49        23.59             --            11.75

---------------------

(1) The Russell 1000 Growth Index contains those companies among the Russell 1000 securities with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the U.S. market for large cap stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) The Russell 2000 Growth Stock Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. Companies in the Growth Stock Index generally have higher price-to-book and price-earnings ratios than the average for all companies in the 2000 Index. The Russell 2000 Index is a widely regarded small-cap index of the 2,000 smallest securities in the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(3) Inception dates are as follows: Large Cap Growth Composite - April 1, 1995; Large Cap Growth Institutional Portfolio (predecessor to the Class I shares of the Large Cap Growth Fund) - December 26, 1996; Mini Cap Composite - August 1, 1991; Mini Cap Growth Institutional Portfolio (predecessor to the Class I shares of the Mini Cap Growth Fund) - July 12, 1995.

(4) Through December 31, 1998


                            CLASS I SHARES OF THE FUNDS
                            ---------------------------

                           SHORT-INTERMEDIATE
                                PERFORMANCE                                       HIGH QUALITY BOND PERFORMANCE
                                -----------                                       -----------------------------
                                  SHORT-                      MERRILL LYNCH                                          LEHMAN BROS.
                               INTERMEDIATE    INVESTMENT        1-3 YR.        HIGH QUALITY       INVESTMENT         GOVT./CORP.
                                   FUND         ADVISER'S       TREASURY            BOND            ADVISER'S            BOND
YEAR                                            COMPOSITE       INDEX(1)            FUND            COMPOSITE          INDEX(2)
----                           ------------    ----------     -------------     ------------       ----------        ------------

1984(3)                                           13.28%          13.78%                              15.72%             15.00%

1985                                              15.66           13.96                               21.98              21.30

1986                                              10.71           10.35                               16.13              15.59

1987                                               5.09            5.65                                2.60               2.31

1988                                               7.93            6.22                                7.87               7.52

1989                                              10.16           10.87                               12.53              14.23

1990                                               9.43            9.72                                8.37               8.29

1991                                              12.56           11.68                               17.38              16.13

1992                                               6.20            6.30                                7.38               7.57

1993                                               7.19            5.41                               12.32              11.06

1994                                               0.39            0.57                               (4.16)             (3.51)

1995 (3)                           4.95%          10.24           10.99             8.81%             16.69              19.24

1996                               4.85            4.79            4.99             2.29               3.00               2.89

1997                               6.67            6.66            6.65             9.52               9.49               9.75

1998 (4)                           6.85             --             6.99             8.54               --                 9.47

Last year (4)                      6.85             --             6.99             8.54               --                 9.47

Last 5 years (4)                   N/A              --             5.98              --                 --                 7.30

Last 10 years (4)                  N/A              --             7.37             N/A               --                 9.33

Since inception (4)                7.03             --             8.22             8.76               --                10.26

-----------------------

(1) The Merrill Lynch 1-3 Year Treasury Index is an index consisting of all public U.S. Treasury obligations having maturities from one to 2.99 years. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

(2) The Lehman Brothers Government/Corporate Bond Index is an index consisting of the Lehman Brothers Government Bond Index and the Lehman Brothers Corporate Bond Index. The Government Bond Index includes all public obligations of the U.S. Treasury (excluding flower bonds and foreign-targeted issues), its agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government.

    The Corporate Bond Index includes all publicly issued, fixed rate, non-convertible investment grade U.S. dollar denominated corporate debt registered with the Securities and Exchange Commission; it also includes debt issued or guaranteed by foreign sovereign governments, municipalities, and governmental or international agencies. The Index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

(3) Inception dates are as follows: Short-Intermediate Composite - January 1, 1984; Short-Intermediate Institutional Portfolio (predecessor to the Class I shares of the Short-Intermediate Fund) - August 31, 1995;
    Discretionary-U.S. Composite - January 1, 1984; Fully Discretionary Institutional Portfolio (predecessor to the Class I shares of the High Quality Bond Fund) - August 31, 1995.

(4) Through December 31, 1998



                                                  CLASS I SHARES OF THE FUNDS
                                                  ------------------------------------------------------------------


                                   HIGH YIELD BOND PERFORMANCE
                                   ---------------------------


                                         INVESTMENT
                       HIGH YIELD        ADVISER'S          FIRST BOSTON
                          BOND           HIGH YIELD         HIGH YIELD
YEAR                      FUND           BOND COMPOSITE     INDEX(1)
----                   ----------        --------------    -------------
1994(2)                                      1.45%             0.09%

1995                                        19.40             17.38

1996(2)                   11.33%            21.87             12.42

1997                      21.40             21.83             12.63

1998(3)                    4.52              --                0.58

Last Year(3)               4.52              --                0.58

Since inception(3)        15.35              --                8.85

-----------------------


(1) The First Boston High Yield Index includes over 180 U.S. domestic issues with an average maturity range of seven to ten years and with a minimum issue size of $100 million. The Index reflects the reinvestment of income, if any, but does not reflect fees, dealer markups, or other expenses of investing.

(2) Inception dates are as follows: High Yield Bond Composite - April 1, 1994; High Yield Bond Portfolio (predecessor to the Class I shares of the High Yield Bond Fund) - July 31, 1996.

(3)  Through December 31, 1998



            CLASS Q SHARES OF THE FUND
            ----------------------------------------------------
                       INVESTMENT
                       ADVISER'S
                         VALUE                      S&P 500
YEAR                   COMPOSITE      VALUE FUND    INDEX(1)
----                  -----------     ----------    --------
1994(3)                    3.79%                      1.32%
1995                      30.79                      37.60
1996                      32.01                      22.96
1997                      40.55                      33.31
1998(4)                   20.19         19.74        28.58
Last Year(4)              20.19         19.74        28.58
Last 5 years(4)            N/A           N/A          N/A
Since inception(4)        26.24         31.61        26.51

-----------------------
(1) The S&P 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarding as generally representative of the U.S. stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) Commencement of investment operations is April 1, 1988.

(3) Inception dates are as follows: Value Composite - April 1, 1994; Value Fund Class Q Shares - August 1, 1998.

(4) Through December 31, 1998.



                             CLASS Q SHARES OF THE FUND
                             ------------------------------
                             INVESTMENT ADVISER'S
                             LARGE CAP GROWTH          RUSSELL 1,000       LARGE CAP
YEAR                         COMPOSITE                 GROWTH INDEX(1)     FUND
----                        ------------               -------------       -----------
1995(2).........................35.38%                    25.26%
1996(2).........................26.63                     23.12               (1.18)%
1997............................33.06                     30.48               45.45
1998(3).........................  --                      38.71               60.02
Last Year(3)....................  --                      38.71               60.02
Since inception(3)..............  --                      31.49               51.32

-----------------------

(1) The Russell 1000 Growth Index contains those companies among the Russell 1000 Securities with higher than average price-to-book ratios and forecasted growth. The Russell 1000 Index contains the top 1,000 securities of the Russell 3000 Index, which comprises the 3,000 largest U.S. securities as determined by total market capitalization. The Russell 1000 Growth Index is considered generally representative of the U.S. market for large cap stocks. The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

(2) Inception dates are as follows: Large Cap Growth Composite - April 1, 1995; Large Cap Qualified Portfolio (predecessor to the Class Q shares of the Large Cap Fund) - December 27, 1996.

(3) Through December 31, 1998.

            CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT,
                          INDEPENDENT AUDITORS

    PNC Bank, Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113, serves as Custodian for the portfolio securities and cash of the Funds and in that capacity maintains certain financial and accounting books and records pursuant to agreements with the Trust. PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware, an affiliate of the Custodian, provides additional accounting services to the Portfolios and Funds.

    Brown Brothers Harriman & Company, 40 Water Street, Boston,
Massachusetts, 02109, serves as Foreign Custodian for the portfolio securities and cash of the Funds and in that capacity maintains certain financial and accounting books and records pursuant to agreements with the Trust.

    State Street Bank and Trust Company, 2 Heritage Drive, 7th Floor, North Quincy, Massachusetts, 02171, serves as the Dividend Disbursing Agent and as the Transfer Agent for the Funds. The Transfer Agent provides customary transfer agency services to the Trust, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, and related functions. The Dividend Disbursing Agent provides customary dividend disbursing services to the Trust, including payment of dividends and distributions and related functions.

    Ernst & Young, L.L.P., 515 South Flower Street, Los Angeles, California 90071, serves as the independent auditors for the Trust, and in that capacity examines the annual financial statements of the Trust.

                                  MISCELLANEOUS

SHARES OF BENEFICIAL INTEREST

    On any matter submitted to a vote of shareholders of the Trust, all shares then entitled to vote will be voted by the affected series unless otherwise required by the Investment Company Act, in which case all shares of the Trust will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon by shareholders of that Fund, as would the approval of any advisory or distribution contract for the Fund. However, all shares of the Trust may vote together in the election or selection of Trustees, principal underwriters and accountants for the Trust.

    Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter. Under Rule 18f-2, a series is presumed to be affected by a matter, unless the interests of each series in the matter are identical or the matter does not affect any interest of such series. Under Rule 18f-2 the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of its outstanding shares. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by the shareholders of the Trust voting without regard to Fund.

    As used in the Funds' prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or
(ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust's Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.

    The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the Investment Company Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act.

    Each share of each Fund represents an equal proportional interest in the Fund and is entitled to such dividends and distributions out of the income earned on the assets allocable to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

    Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and nonassessable by the Trust.

DECLARATION OF TRUST

    The Declaration of Trust of the Trust provides that obligations of the Trust are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

FINANCIAL STATEMENTS

    The Trust's 1998 Annual Report to Shareholders of the Institutional Portfolios (predecessor to the Class I shares of the Funds) and the Trust's 1998 Semi Annual Report accompanies this Statement of Additional

Information. The financial statements in such Reports are incorporated in this Statement of Additional Information by reference. Such financial statements for the fiscal years ended March 31, 1996, 1997 and 1998 have been audited by the Funds' independent auditors, Ernst & Young L.L.P., whose report thereon appears in such Annual Report. The Trust's Semi Annual Reports are unaudited. Such financial statements have been incorporated herein in reliance upon such report given upon their authority as experts in accounting and auditing. Additional copies of the Trust's 1998 Annual and Semi Annual Reports to Shareholders may be obtained at no charge by writing or telephoning the Trust at the address or number on the front page of this Statement of Additional Information.

                                APPENDIX A


                     DESCRIPTION OF SECURITIES RATINGS

    The following paragraphs summarize the descriptions for the rating symbols of securities.

COMMERCIAL PAPER

    The following paragraphs summarize the description for the rating symbols of commercial paper.

MOODY'S INVESTORS SERVICE, INC.

    Moody's short-term debt ratings, which are also applicable to commercial paper investments permitted to be made by the Master Trust, are opinions of the ability of issuers to repay punctually their senior debt obligations which have an original maturity not exceeding one year. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

    PRIME 1: Issuers (or related supporting institutions) rated PRIME-1 have a superior ability for repayment of short-term promissory obligations. PRIME-1 repayment ability will often be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2: Issuers rated PRIME-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above in the PRIME-1 category but to a lesser degree. Earning trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME 3: Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

    Standard & Poor's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2, and

3 to indicate the relative degree of safety, as follows:

    A-1: This designation indicates the degree of safety regarding timely payment is overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted with a "PLUS" (+) designation.

    A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

    A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

    C: Issues rated "C" are regarded as having a doubtful capacity for payment.

FITCH INVESTORS SERVICE, INC.

    F-1+: Exceptionally strong credit quality. Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

    F-1: Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

    F-2: Good credit quality. Commercial paper assigned this rating has a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issuers assigned F-1+ and F-1 ratings.

    F-3: Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS

    The three rating categories of Duff & Phelps for investment grade commercial paper are "Duff 1," "Duff 2" and "Duff 3." Duff & Phelps employs three designations, "Duff 1+," Duff 1" and "Duff 1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

    DUFF 1+ - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

    DUFF 1   - Debt possesses very high certainty of timely payment.  Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    DUFF 1- - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

    DUFF 2   - Debt possesses good certainty of timely payment.  Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

    DUFF 3   - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

    DUFF 4   - Debt possesses speculative investment characteristics.

    DUFF 5   - Issuer has failed to meet scheduled principal and/or interest payments.

THOMSON BANKWATCH

    Thomson BankWatch commercial paper ratings assess the likelihood of an untimely payment of principal or interest of debt having a maturity of one year or less which is issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

    TBW-1 - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

    TBW-2 - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

    TBW-3 - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

IBCA

    IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

    A1+ - Obligations are supported by the highest capacity for timely repayment.

    A1 - Obligations are supported by a strong capacity for timely repayment.

    A2 - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

    A3 - Obligations are supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

CORPORATE BONDS

DUFF & PHELPS

    The following summarizes the ratings used by Duff & Phelps for corporate and municipal long-term debt:

    AAA - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

    AA - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

    A - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

    BBB - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

    BB, B, CCC, DD, AND DP - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

    To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

FITCH INVESTORS SERVICE, INC.

    The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

    AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

    A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    BB, B, CCC, CC, C, DDD, DD, AND D - Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

    To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

ICBA

    IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

    AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

    AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

    A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

    BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

    BB, B, CCC, CC, AND C - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

    IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.


THOMSON BANKWATCH

    Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

    AAA - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is very high.

    AA - This designation indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

    A - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

    BBB - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

    BB, B, CCC, AND CC, - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

    D - This designation indicates that the long-term debt is in default.

    PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

                        NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                                       PART C


ITEM 23.  EXHIBITS.


        (1) (a) Certificate of Trust of Registrant - filed as Exhibit 1.1 to Amendment No. 1 to the Registrant's Form N-1A Registration Statement ("Amendment No. 1") on March 17, 1993 and incorporated herein by reference.

        (2) (a)   Certificate of Amendment of Certificate of Trust of Registrant
                  - filed as Exhibit 1.2 to Amendment No. 1 on March 17, 1993 and incorporated herein by reference.

        (3) (a) Declaration of Trust of Registrant - filed as Exhibit 1 to Registrant's Form N1-A Registration Statement on December 31, 1992 and incorporated herein by reference.

        (4) (a) Amended and Restated Declaration of Trust of Registrant - filed as Exhibit 1.4 to Amendment No. 1 on March 17, 1993 and incorporated herein by reference.

        (5) (a) Amendment # 15 to the Declaration of Trust of Registrant (to be filed by amendment).

        (1) (b) Amended Bylaws of Registrant - filed as Exhibit 2 to Amendment No. 2 on April 6, 1993 and incorporated herein by reference.

         (c)      Not applicable.

         (d) Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management (to be filed by amendment).

        (e) Distribution Agreement between Registrant and Nicholas-Applegate Securities (to be filed by amendment)

        (f)       None.

        (1) (g) Custodian Services Agreement between Registrant and PNC Bank (to be filed by amendment)

        (2) (g) Foreign Custody Agreement between Registrant and Brown Brothers Harriman & Co. (to be filed by amendment).

        (1) (h) Administration Agreement between Registrant and Investment Company Administration Corporation (to be filed by amendment).

        (2) (h) Administration Services Agreement between Registrant and Nicholas-Applegate Capital Management (to be filed by amendment)

        (3) (h) Accounting Services Agreement between Registrant and PFPC Inc. (to be filed by amendment).

        (4) (h) License Agreement between Registrant and Nicholas-Applegate Capital Management (to be filed by amendment).

        (5) (h) Expense Reimbursement agreement between Registrant and Nicholas-Applegate Capital Management (to be filed by amendment)

        (6) (h) Credit Agreement between Registrant and Registrant (to be filed by amendment).

        (7) (h) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company (to be filed by amendment)

        (8)(h) License Agreement between Registrant and Nicholas-Applegate Capital Management dated December 17, 1992 - filed as
                  Exhibit 9.6 to Amendment No. 6 on August 1, 1994 and incorporated herein by reference.

        (8) (h) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities (to be filed by amendment)

         (i) Opinion of Counsel on legality of shares being issued with respect to Registrant

         (j)      Consent of independent auditors

         (k)      Not Applicable

         (l) Investment Letter of initial investor in Registrant (to be filed by amendment)

         (m) Form of Rule 12b-1 Plan for Class Q Shares (to be filed by amendment)

         (n)      Financial Data Schedules (Institutional Shares)

         (o) Rule 18f-3 Plan between Registrant and Nicholas-Applegate Capital Management (to be filed by amendment).


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None

ITEM 25. INDEMNIFICATION

     Article V of Registrant's Declaration of Trust, included as Exhibit A(2) hereto and incorporated herein by reference, provides for the indemnification of Registrant's trustees, officers, employees and agents.

     Indemnification of the Registrant's Investment Adviser and Placement Agent is provided for, respectively, in Section 8 of the Investment Advisory Agreement.

     Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act in connection with any indemnification.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Nicholas-Applegate Capital Management, the Investment Adviser to the Trust, is a California limited partnership, the general partner of which is Nicholas-Applegate Capital Management Holdings, L.P. During the three fiscal years ended December 31, 1998, the Investment Adviser has engaged principally in the business of providing investment services to institutional and other clients. All of the additional information required by this Item 26 with respect to the Investment Adviser is set forth in the Form ADV, as amended, of Nicholas-Applegate Capital Management (File No. 801-21442), which is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Nicholas-Applegate Securities does not act as a principal underwriter, depositor or investment adviser to any investment company other than Registrant.

(b) Nicholas-Applegate Securities, the Distributor of the shares of Registrant's Funds, is a California limited partnership and its general partner is Nicholas-Applegate Capital Management Holdings, L.P. (the "General Partner"). Information is furnished below with respect to the officers, partners and directors of the General Partner and Nicholas-Applegate Securities. The principal business address of such persons is 600 West Broadway, 30th Floor, San Diego, California 92101, except as otherwise indicated below.

Name and Principal       Positions and Offices with    Positions in Offices
Business Address         Principal Underwriter         with Registrant
------------------       --------------------------    --------------------
Arthur E. Nicholas       Chairman                      President

Arthur E. Nicholas       President                     Trustee and President

C. William Maher         Treasurer                     Chief Financial Officer

E. Blake Moore, Jr.      General Counsel               Secretary
                         and Secretary

John J.P. McDonnell      Chief Operating Officer       Trustee

Todd Spillane            Director of Compliance        None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act and the rules promulgated thereunder will be maintained either at the offices of the Registrant (600 West Broadway, 30th Floor, San Diego, California 92101); the Investment Adviser, Nicholas-Applegate Capital Management (600 West Broadway, 30th Floor, San Diego, California 92101); the Administrator, Investment Company Administration Corporation (4455 East Camelback Road, Suite 261-E, Phoenix, Arizona 85018); or the Custodian, PNC Bank (Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113).

ITEM 29.  MANAGEMENT SERVICES.

     None.

ITEM 30.  UNDERTAKINGS.

     None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Diego, State of California, on the 29th day of January 1998.


                                        Nicholas-Applegate Investment Trust




                                        By:  Arthur E. Nicholas*
                                             -------------------
                                             Arthur E. Nicholas
                                             President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


 Arthur E. Nicholas*             Principal Executive Office      [date]
--------------------------------
 Arthur E. Nicholas

                                 Principal Financial and
-------------------------------- Accounting Officer
 E. Blake Moore Jr.



 Fred C. Applegate*              Trustee                         [date]
--------------------------------
 Fred C. Applegate


 Dann V. Angeloff*               Trustee                         [date]
--------------------------------
 Dann V. Angeloff


 Walter E. Auch*                 Trustee                         [date]
--------------------------------
 Walter E. Auch


 Theodore J. Coburn*             Trustee                         [date]
--------------------------------
 Theodore J. Coburn

 Darlene Deremer*                Trustee                         [date]
--------------------------------
 Darlene Deremer


 George F. Keane*                Trustee                         [date]
--------------------------------
 George F. Keane


 Arthur B. Laffer*                Trustee                        [date]
--------------------------------
 Arthur B. Laffer


 Charles E. Young*                Trustee                        [date]
--------------------------------
 Charles E. Young


*--------------------------------
By:  E. Blake Moore, Jr.
     Attorney In Fact